UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-649

Fidelity Puritan Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Value Discovery K6 Fund

October 31, 2017

FVDK6-QTLY-1217
1.9884000.100

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
	Shares	Value
CONSUMER DISCRETIONARY - 9.8%
Leisure Products - 0.6%
Vista Outdoor, Inc. (a)	81,445	$1,703,015
Media - 7.4%
CBS Corp. Class B	61,089	3,428,315
Cinemark Holdings, Inc.	43,054	1,564,582
Interpublic Group of Companies, Inc.	158,200	3,045,350
John Wiley & Sons, Inc. Class A	23,149	1,265,093
Lions Gate Entertainment Corp. Class B	120,084	3,321,523
Time Warner, Inc.	42,175	4,145,381
Twenty-First Century Fox, Inc. Class A	122,217	3,195,975
WPP PLC	130,800	2,312,443
		22,278,662
Textiles, Apparel & Luxury Goods - 1.8%
Christian Dior SA	5,815	1,996,519
PVH Corp.	27,753	3,519,358
		5,515,877

TOTAL CONSUMER DISCRETIONARY		29,497,554

CONSUMER STAPLES - 8.9%
Beverages - 1.4%
C&C Group PLC	455,000	1,561,400
PepsiCo, Inc.	23,238	2,561,525
		4,122,925
Food & Staples Retailing - 2.6%
CVS Health Corp.	79,511	5,448,889
Sysco Corp.	43,352	2,411,238
		7,860,127
Food Products - 3.2%
Campbell Soup Co.	25,100	1,188,987
Kellogg Co.	40,441	2,528,776
Seaboard Corp.	301	1,324,436
The J.M. Smucker Co.	41,849	4,438,086
		9,480,285
Personal Products - 0.6%
Unilever NV (Certificaten Van Aandelen) (Bearer)	33,600	1,951,823
Tobacco - 1.1%
British American Tobacco PLC:
(United Kingdom)	25,137	1,624,097
sponsored ADR	23,806	1,533,106
		3,157,203

TOTAL CONSUMER STAPLES		26,572,363

ENERGY - 6.5%
Oil, Gas & Consumable Fuels - 6.5%
Chevron Corp.	41,273	4,783,128
FLEX LNG Ltd. (a)	692,822	836,340
GasLog Ltd.	31,962	551,345
GasLog Partners LP	98,278	2,334,103
Golar LNG Partners LP	86,260	1,877,880
Hoegh LNG Partners LP	58,506	1,108,689
Phillips 66 Co.	30,554	2,782,858
Suncor Energy, Inc.	49,387	1,676,731
Teekay Corp.	149,400	1,210,140
Teekay LNG Partners LP	97,900	1,688,775
Teekay Offshore Partners LP	287,900	737,024
		19,587,013
FINANCIALS - 27.1%
Banks - 11.7%
JPMorgan Chase & Co.	120,384	12,111,835
PNC Financial Services Group, Inc.	26,720	3,655,029
SunTrust Banks, Inc.	58,504	3,522,526
U.S. Bancorp	110,195	5,992,404
Wells Fargo & Co.	174,799	9,813,216
		35,095,010
Capital Markets - 1.2%
Goldman Sachs Group, Inc.	15,728	3,813,725
Consumer Finance - 2.8%
Capital One Financial Corp.	26,132	2,408,848
Discover Financial Services	42,375	2,819,209
Synchrony Financial	95,068	3,101,118
		8,329,175
Diversified Financial Services - 4.1%
Berkshire Hathaway, Inc. Class B (a)	58,804	10,992,820
Standard Life PLC	221,984	1,267,171
		12,259,991
Insurance - 4.5%
Allstate Corp.	29,452	2,764,365
Chubb Ltd.	19,635	2,961,351
FNF Group	43,765	1,637,686
FNFV Group (a)	36,868	635,973
Prudential PLC	96,944	2,379,527
The Travelers Companies, Inc.	24,043	3,184,495
		13,563,397
Mortgage Real Estate Investment Trusts - 2.8%
AGNC Investment Corp.	143,425	2,887,145
Annaly Capital Management, Inc.	264,324	3,029,153
MFA Financial, Inc.	296,626	2,444,198
		8,360,496

TOTAL FINANCIALS		81,421,794

HEALTH CARE - 14.3%
Biotechnology - 3.5%
Amgen, Inc.	39,468	6,915,583
Shire PLC sponsored ADR	23,632	3,488,792
		10,404,375
Health Care Providers & Services - 4.5%
Aetna, Inc.	15,127	2,572,044
Anthem, Inc.	12,622	2,640,649
Cigna Corp.	27,449	5,413,492
McKesson Corp.	21,338	2,942,083
		13,568,268
Pharmaceuticals - 6.3%
Allergan PLC	22,540	3,994,764
Bayer AG	29,747	3,869,459
Johnson & Johnson	37,767	5,265,097
Pfizer, Inc.	92,400	3,239,544
Sanofi SA sponsored ADR	57,101	2,699,735
		19,068,599

TOTAL HEALTH CARE		43,041,242

INDUSTRIALS - 6.1%
Aerospace & Defense - 1.6%
United Technologies Corp.	40,572	4,858,903
Machinery - 0.7%
Deere & Co.	15,427	2,049,940
Professional Services - 2.4%
Dun & Bradstreet Corp.	31,356	3,663,321
Nielsen Holdings PLC	91,444	3,389,829
		7,053,150
Road & Rail - 0.9%
Union Pacific Corp.	24,300	2,813,697
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	30,554	1,608,363

TOTAL INDUSTRIALS		18,384,053

INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 3.0%
Cisco Systems, Inc.	132,034	4,508,961
F5 Networks, Inc. (a)	13,800	1,673,526
Harris Corp.	16,836	2,345,592
Juniper Networks, Inc.	20,805	516,588
		9,044,667
Electronic Equipment & Components - 0.9%
TE Connectivity Ltd.	29,749	2,706,267
Internet Software & Services - 2.5%
Alphabet, Inc. Class A (a)	3,911	4,040,219
comScore, Inc. (a)	47,505	1,418,974
VeriSign, Inc. (a)	17,641	1,896,760
		7,355,953
IT Services - 1.9%
Amdocs Ltd.	28,951	1,884,710
Cognizant Technology Solutions Corp. Class A	28,156	2,130,565
The Western Union Co.	86,981	1,727,443
		5,742,718
Software - 0.1%
Black Knight, Inc. (a)	8,519	386,337
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	20,262	3,425,088

TOTAL INFORMATION TECHNOLOGY		28,661,030

MATERIALS - 3.3%
Chemicals - 1.8%
LyondellBasell Industries NV Class A	31,255	3,235,830
Monsanto Co.	17,631	2,135,114
		5,370,944
Containers & Packaging - 1.5%
Ball Corp.	53,094	2,279,325
Graphic Packaging Holding Co.	152,470	2,361,760
		4,641,085

TOTAL MATERIALS		10,012,029

REAL ESTATE - 1.0%
Real Estate Management & Development - 1.0%
CBRE Group, Inc. (a)	74,031	2,910,899
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	100,879	4,829,078
UTILITIES - 4.1%
Electric Utilities - 3.8%
Exelon Corp.	113,601	4,567,896
PPL Corp.	72,428	2,720,396
Xcel Energy, Inc.	84,349	4,176,962
		11,465,254
Gas Utilities - 0.3%
WGL Holdings, Inc.	10,620	910,134

TOTAL UTILITIES		12,375,388

TOTAL COMMON STOCKS
(Cost $273,551,986)		277,292,443

Money Market Funds - 7.6%
Fidelity Cash Central Fund, 1.10% (b)
(Cost $22,957,506)	22,952,915	22,957,506
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $296,509,492)		300,249,949
NET OTHER ASSETS (LIABILITIES) - 0.1%		176,835
NET ASSETS - 100%		$300,426,784

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$35,998
Total	$35,998

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$29,497,554	$27,185,111	$2,312,443	$--
Consumer Staples	26,572,363	22,996,443	3,575,920	--
Energy	19,587,013	19,587,013	--	--
Financials	81,421,794	79,042,267	2,379,527	--
Health Care	43,041,242	39,171,783	3,869,459	--
Industrials	18,384,053	18,384,053	--	--
Information Technology	28,661,030	28,661,030	--	--
Materials	10,012,029	10,012,029	--	--
Real Estate	2,910,899	2,910,899	--	--
Telecommunication Services	4,829,078	4,829,078	--	--
Utilities	12,375,388	12,375,388	--	--
Money Market Funds	22,957,506	22,957,506	--	--
Total Investments in Securities:	$300,249,949	$288,112,600	$12,137,349	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$3,862,024
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Low-Priced Stock K6 Fund

October 31, 2017

LPSK6-QTLY-1217
1.9883996.100

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 83.4%
	Shares	Value
CONSUMER DISCRETIONARY - 22.0%
Auto Components - 1.0%
Adient PLC	7,135	$601,909
ASTI Corp.	2,900	116,047
Cooper Tire & Rubber Co.	342	11,218
ElringKlinger AG	11,455	199,283
G-Tekt Corp.	1,100	23,554
Gentex Corp.	39,237	761,590
GUD Holdings Ltd.	3,815	34,863
Hertz Global Holdings, Inc. (a)	5,042	125,395
Hi-Lex Corp.	21,600	546,389
Murakami Corp.	12,000	352,100
Nippon Seiki Co. Ltd.	40,500	938,509
Piolax, Inc.	38,200	1,056,804
S&T Holdings Co. Ltd.	60	888
Samsung Climate Control Co. Ltd.	35	377
Shoei Co. Ltd.	2,400	80,576
SJM Co. Ltd.	50	234
Strattec Security Corp.	4,623	213,351
Sungwoo Hitech Co. Ltd.	132	792
TBK Co. Ltd.	14,200	65,370
Yachiyo Industry Co. Ltd.	13,800	184,951
Yutaka Giken Co. Ltd.	18,800	427,713
		5,741,913
Distributors - 0.2%
Central Automotive Products Ltd.	1,100	17,900
Chori Co. Ltd.	6,500	118,453
Nakayamafuku Co. Ltd.	15,200	104,363
PALTAC Corp.	1,800	71,489
SPK Corp.	3,800	109,920
Uni-Select, Inc.	25,333	547,465
		969,590
Diversified Consumer Services - 0.7%
American Public Education, Inc. (a)	9,834	196,680
Clip Corp.	4,200	34,292
Collectors Universe, Inc.	2,721	67,372
Cross-Harbour Holdings Ltd.	36,000	57,590
Houghton Mifflin Harcourt Co. (a)	18,772	185,843
Meiko Network Japan Co. Ltd.	12,500	144,848
Service Corp. International	2,208	78,296
ServiceMaster Global Holdings, Inc. (a)	5,623	264,900
Shingakukai Holdings Co. Ltd.	2,200	12,702
Step Co. Ltd.	16,400	226,097
Weight Watchers International, Inc. (a)	60,001	2,695,245
		3,963,865
Hotels, Restaurants & Leisure - 0.6%
Ark Restaurants Corp.	2,814	67,536
Brinker International, Inc.	540	16,589
BRONCO BILLY Co. Ltd.	700	18,166
Create Restaurants Holdings, Inc.	16,000	171,510
El Pollo Loco Holdings, Inc. (a)	1,507	17,331
Flanigans Enterprises, Inc.	1,116	24,106
Greggs PLC	12,662	214,249
Hiday Hidaka Corp.	33,100	972,479
Ibersol SGPS SA	11,731	170,127
ILG, Inc.	5,399	160,188
Intralot SA (a)	17,398	21,685
Koshidaka Holdings Co. Ltd.	2,800	113,265
Kura Corp. Ltd.	1,500	67,103
Monarch Casino & Resort, Inc. (a)	600	26,766
Nagacorp Ltd.	6,000	4,845
Ohsho Food Service Corp.	2,900	121,249
Sportscene Group, Inc. Class A (a)	5,125	26,616
St. Marc Holdings Co. Ltd.	14,300	432,111
The Monogatari Corp.	3,200	235,779
The Restaurant Group PLC	99,883	402,887
TORIDOLL Holdings Corp.	1,400	44,957
		3,329,544
Household Durables - 3.8%
Abbey PLC	27,232	456,785
Barratt Developments PLC	1,110,072	9,649,569
Bellway PLC	60,191	2,917,908
D.R. Horton, Inc.	46,494	2,055,500
Dorel Industries, Inc. Class B (sub. vtg.)	40,697	1,061,195
Emak SpA	67,426	145,458
First Juken Co. Ltd.	21,500	342,343
Hamilton Beach Brands Holding Co. Class B (a)	2,413	93,552
Helen of Troy Ltd. (a)	28,493	2,647,000
Henry Boot PLC	49,942	213,087
Iida Group Holdings Co. Ltd.	3,300	63,305
M/I Homes, Inc.	2,832	94,589
P&F Industries, Inc. Class A	4,823	35,931
PulteGroup, Inc.	6,716	203,025
Q.E.P. Co., Inc.(a)	452	13,022
Sanei Architecture Planning Co. Ltd.	18,500	411,711
Stanley Furniture Co., Inc.	4,327	4,760
Taylor Morrison Home Corp. (a)	5,708	137,848
Token Corp.	9,800	1,181,710
Toll Brothers, Inc.	1,697	78,130
		21,806,428
Internet & Direct Marketing Retail - 0.3%
Belluna Co. Ltd.	111,100	1,262,280
Liberty Interactive Corp. QVC Group Series A (a)	16,553	376,084
		1,638,364
Leisure Products - 0.2%
Accell Group NV	27,300	833,807
Amer Group PLC (A Shares)	2,409	59,967
Kabe Husvagnar AB (B Shares)	4,321	100,391
Mars Engineering Corp.	8,100	164,998
Mattel, Inc.	6,024	85,059
Miroku Corp.	11,000	49,299
Vista Outdoor, Inc. (a)	704	14,721
		1,308,242
Media - 0.7%
Corus Entertainment, Inc. Class B (non-vtg.)	9,044	83,913
Discovery Communications, Inc. Class A (a)	25,995	490,786
Gannett Co., Inc.	17,758	154,495
Gray Television, Inc. (a)	5,210	81,120
Harte-Hanks, Inc. (a)	11,455	11,913
Hyundai HCN	191	624
Informa PLC	6,273	58,070
Intage Holdings, Inc.	51,100	670,533
Interpublic Group of Companies, Inc.	7,087	136,425
Ipsos SA	121	4,472
ITE Group PLC	1,300	3,069
KK Culture Holdings Ltd. (a)	242,000	72,897
Lions Gate Entertainment Corp. Class B	2,108	58,307
Live Nation Entertainment, Inc. (a)	6,032	264,081
MSG Network, Inc. Class A (a)	3,746	64,993
Pico Far East Holdings Ltd.	282,000	119,286
Proto Corp.	3,600	51,814
RKB Mainichi Broadcasting Corp.	700	34,400
Saga Communications, Inc. Class A	5,627	246,181
Salem Communications Corp. Class A	780	4,992
Sky Network Television Ltd.	89,852	153,714
STW Group Ltd.	63,015	44,370
Tegna, Inc.	17,629	215,603
Television Broadcasts Ltd.	53,000	200,413
TOW Co. Ltd.	28,100	222,040
TVA Group, Inc. Class B (non-vtg.) (a)	47,530	139,632
Twenty-First Century Fox, Inc.:
Class A	12,399	324,234
Class B	703	17,891
Viacom, Inc. Class B (non-vtg.)	8,135	195,484
WOWOW INC.	2,800	87,286
		4,213,038
Multiline Retail - 2.5%
Lifestyle China Group Ltd. (a)	523,000	174,302
Lifestyle International Holdings Ltd.	545,000	747,494
Next PLC	200,800	13,123,939
Watts Co. Ltd.	17,000	174,489
		14,220,224
Specialty Retail - 10.9%
Aaron's, Inc. Class A	2,038	74,998
Abercrombie & Fitch Co. Class A	76,470	1,026,992
Adastria Co. Ltd.	4,200	91,545
AT-Group Co. Ltd.	16,900	407,789
AutoCanada, Inc.	2,912	52,615
AutoZone, Inc. (a)	11,455	6,752,723
Bed Bath & Beyond, Inc.	134,410	2,674,759
Best Buy Co., Inc.	274,382	15,359,904
BMTC Group, Inc.	60,600	622,394
Bonia Corp. Bhd	200	31
Bonjour Holdings Ltd.	58,000	2,268
Buffalo Co. Ltd.	1,500	15,684
Cars.com, Inc.	6,560	156,259
Cash Converters International Ltd.	339,242	93,470
Chico's FAS, Inc.	19,403	155,030
Delek Automotive Systems Ltd.	11,355	85,229
DSW, Inc. Class A	65,683	1,257,829
Dunelm Group PLC	9,948	96,715
Ff Group (a)	67,024	1,403,751
Fourlis Holdings SA	4,321	28,036
GameStop Corp. Class A	145,466	2,718,760
GNC Holdings, Inc. Class A	12,308	84,187
Goldlion Holdings Ltd.	337,000	132,184
Guess?, Inc.	76,610	1,241,848
Halfords Group PLC	18,389	80,719
Hibbett Sports, Inc. (a)	45	576
Hour Glass Ltd.	126,200	62,957
IA Group Corp.	1,800	60,346
JB Hi-Fi Ltd.	1,630	28,568
John David Group PLC	121,537	577,236
Jumbo SA	153,300	2,464,287
K's Holdings Corp.	50,600	1,161,295
Ku Holdings Co. Ltd.	13,100	123,173
Kyoto Kimono Yuzen Co. Ltd.	3,300	23,964
Le Chateau, Inc. Class B (sub. vtg.) (a)	11,298	1,226
Leon's Furniture Ltd.	2,814	42,687
Lewis Group Ltd.	16,480	31,727
Mr. Bricolage SA	13,200	258,932
Nafco Co. Ltd.	29,600	458,490
Office Depot, Inc.	16,914	52,433
Pal Group Holdings Co. Ltd.	12,000	341,127
Ross Stores, Inc.	238,655	15,152,206
Sa Sa International Holdings Ltd.	50,000	18,138
Sacs Bar Holdings, Inc.	5,600	68,248
Sally Beauty Holdings, Inc. (a)	13,086	226,519
Second Chance Properties Ltd.	27,700	5,385
Second Chance Properties Ltd. warrants 1/23/20	100	1
Sonic Automotive, Inc. Class A (sub. vtg.)	16,078	319,148
The Buckle, Inc.	69,235	1,138,916
Urban Outfitters, Inc. (a)	51,549	1,263,981
USS Co. Ltd.	104,200	2,106,383
Vitamin Shoppe, Inc. (a)	10,550	48,530
Workman Co. Ltd.	34,000	1,059,811
Zumiez, Inc. (a)	4,358	76,919
		61,788,928
Textiles, Apparel & Luxury Goods - 1.1%
Anta Sports Products Ltd.	10,000	44,736
Best Pacific International Holdings Ltd.	72,000	41,716
Daphne International Holdings Ltd. (a)	14,000	951
Deckers Outdoor Corp. (a)	3	205
Embry Holdings Ltd.	33,000	10,660
Emerald Expositions Events, Inc.	2,409	56,106
Fossil Group, Inc. (a)	29,867	235,352
G-III Apparel Group Ltd. (a)	28	710
Geox SpA	35	153
Gerry Weber International AG (Bearer)	703	8,697
Gildan Activewear, Inc.	113,553	3,474,981
Handsome Co. Ltd.	149	3,998
JLM Couture, Inc. (a)(b)	2,512	8,415
Makalot Industrial Co. Ltd.	10,000	46,287
McRae Industries, Inc.	341	11,935
Michael Kors Holdings Ltd. (a)	1,828	89,225
Movado Group, Inc.	3,518	97,449
Portico International Holdings (a)	157,000	54,336
Steven Madden Ltd. (a)	11,035	430,365
Sun Hing Vision Group Holdings Ltd.	304,000	123,916
Tapestry, Inc.	14,526	594,840
Texwinca Holdings Ltd.	764,000	461,256
Vera Bradley, Inc. (a)	51	367
Victory City International Holdings Ltd.	1,390,000	36,169
Wolverine World Wide, Inc.	3,514	95,932
Youngone Corp.	35	1,077
Youngone Holdings Co. Ltd.	19	952
Yue Yuen Industrial (Holdings) Ltd.	78,000	298,946
		6,229,732

TOTAL CONSUMER DISCRETIONARY		125,209,868

CONSUMER STAPLES - 8.4%
Beverages - 1.4%
A.G. Barr PLC	47,229	391,731
Baron de Ley SA (a)	2,010	262,231
Beluga Group Pjsc (a)	1,305	14,259
Britvic PLC	98,700	992,339
C&C Group PLC	36,175	124,140
Jinro Distillers Co. Ltd.	3	93
Monster Beverage Corp. (a)	103,099	5,972,525
Olvi PLC (A Shares)	1,444	47,181
Spritzer Bhd	400	213
Stock Spirits Group PLC	1,507	5,044
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	200	518
		7,810,274
Food & Staples Retailing - 5.0%
Amsterdam Commodities NV	2,110	59,197
Aoki Super Co. Ltd.	3,000	34,365
Belc Co. Ltd.	25,900	1,445,196
Cosmos Pharmaceutical Corp.	18,100	3,768,481
Create SD Holdings Co. Ltd.	84,600	2,129,548
Daikokutenbussan Co. Ltd.	8,900	405,189
Dong Suh Companies, Inc.	122	3,001
Genky Stores, Inc.	11,300	416,959
Halows Co. Ltd.	19,900	451,090
Kroger Co.	37,697	780,328
Kusuri No Aoki Holdings Co. Ltd.	12,700	704,837
Majestic Wine PLC	45,819	225,466
MARR SpA	3,217	82,179
McColl's Retail Group PLC	22,882	86,842
Medical System Network Co. Ltd.	1,000	4,734
Metro, Inc. Class A (sub. vtg.)	377,100	11,870,422
North West Co., Inc.	1,506	36,748
Performance Food Group Co. (a)	2,107	59,628
Qol Co. Ltd.	28,500	524,169
Retail Partners Co. Ltd.	6,800	78,992
Sligro Food Group NV	10,563	475,131
Sundrug Co. Ltd.	49,600	2,158,519
Tesco PLC	159,070	383,293
Thai President Foods PCL (a)	7,880	44,239
Total Produce PLC	137,164	370,519
United Natural Foods, Inc. (a)	17,700	686,229
Valor Holdings Co. Ltd.	7,400	168,298
Yaoko Co. Ltd.	14,800	726,430
		28,180,029
Food Products - 1.9%
Aryzta AG	21,567	684,636
Astral Foods Ltd.	1,324	18,163
Bakkafrost	7	313
Cranswick PLC	9,345	382,276
Dean Foods Co.	10,707	104,393
Devro PLC	37,883	122,515
Food Empire Holdings Ltd.	622,000	294,322
Fresh Del Monte Produce, Inc.	74,200	3,302,642
Hilton Food Group PLC (c)	10,100	119,656
Japan Meat Co. Ltd.	4,500	71,981
Lamb Weston Holdings, Inc.	703	35,846
Lifeway Foods, Inc. (a)	3,413	34,335
Mitsui Sugar Co. Ltd.	5,400	184,727
Nam Yang Dairy Products	1	587
Natori Co. Ltd.	2,500	45,234
Omega Protein Corp.	6,116	133,940
Origin Enterprises PLC	141,279	1,119,068
Pacific Andes International Holdings Ltd. (a)(b)	1,576,000	37,892
Pickles Corp.	1,600	28,374
Rocky Mountain Chocolate Factory, Inc.	6,712	77,188
S Foods, Inc.	6,100	231,985
Seaboard Corp.	603	2,653,272
Select Harvests Ltd.	68,165	245,199
The Hain Celestial Group, Inc. (a)	18,169	654,447
Want Want China Holdings Ltd.	242,000	197,908
		10,780,899
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,907	70,387
Personal Products - 0.1%
Coty, Inc. Class A	8,032	123,693
Natural Alternatives International, Inc. (a)	2,000	21,200
Sarantis SA	30,600	440,208
		585,101
Tobacco - 0.0%
Karelia Tobacco Co., Inc. (b)	25	8,795

TOTAL CONSUMER STAPLES		47,435,485

ENERGY - 2.6%
Energy Equipment & Services - 0.8%
AKITA Drilling Ltd. Class A (non-vtg.)	22,610	121,979
Bristow Group, Inc.	7,132	67,326
Cathedral Energy Services Ltd. (a)	20,399	23,085
Divestco, Inc. (a)	44,716	2,080
Ensco PLC Class A	171,739	925,673
Fugro NV (Certificaten Van Aandelen) (a)	24,318	313,436
Geospace Technologies Corp. (a)	17,685	265,629
Gulfmark Offshore, Inc. Class A(a)	38,989	5,147
John Wood Group PLC	9,735	91,994
Nabors Industries Ltd.	11,546	65,004
National Oilwell Varco, Inc.	342	11,693
Oceaneering International, Inc.	3,601	72,812
Oil States International, Inc. (a)	36,172	833,765
PHX Energy Services Corp. (a)	21,002	36,629
Precision Drilling Corp. (a)	2,814	8,441
Prosafe ASA (a)	2,814	5,685
RigNet, Inc. (a)	918	16,019
Shinko Plantech Co. Ltd.	18,000	155,417
Solstad Offshore ASA (a)	31,753	23,208
Total Energy Services, Inc.	31,553	371,514
Unit Corp. (a)	66,421	1,243,401
		4,659,937
Oil, Gas & Consumable Fuels - 1.8%
Adams Resources & Energy, Inc.	2,120	91,033
Andeavor	18,794	1,996,675
Beach Energy Ltd.	242,517	180,970
Boardwalk Pipeline Partners, LP	10,181	142,738
Bonavista Energy Corp.	4,321	9,177
Contango Oil & Gas Co. (a)	30,296	120,881
Denbury Resources, Inc. (a)	116,464	143,251
Enagas SA	1,426	41,078
Eni SpA	112,745	1,843,159
Fuji Kosan Co. Ltd.	9,800	52,368
Hankook Shell Oil Co. Ltd.	4	1,417
HollyFrontier Corp.	1,507	55,684
International Seaways, Inc.	342	6,888
James Fisher and Sons PLC	1,606	33,190
Marathon Oil Corp.	44,789	636,900
Murphy Oil Corp.	115,244	3,082,777
NACCO Industries, Inc. Class A	2,713	112,861
Newfield Exploration Co. (a)	5,273	162,356
Southwestern Energy Co. (a)	4,230	23,477
Star Petroleum Refining PCL	94,200	49,340
Thai Oil PCL (For. Reg.)	5,600	17,194
Uehara Sei Shoji Co. Ltd.	2,500	98,522
Warrior Metropolitan Coal, Inc.	4,288	111,574
Whitecap Resources, Inc.	6,324	45,392
Whiting Petroleum Corp. (a)	2,950	17,730
World Fuel Services Corp.	28,757	799,445
WPX Energy, Inc. (a)	14,458	163,086
		10,039,163

TOTAL ENERGY		14,699,100

FINANCIALS - 10.7%
Banks - 1.0%
ACNB Corp.	1,708	47,653
Associated Banc-Corp.	5,842	147,803
Bank Ireland Group PLC (a)	171,827	1,342,024
Bank of America Corp.	2,148	58,834
Bar Harbor Bankshares	783	23,670
Boston Private Financial Holdings, Inc.	3,162	50,276
Camden National Corp.	900	38,853
Cathay General Bancorp	10,880	454,784
Central Pacific Financial Corp.	2,148	66,846
Central Valley Community Bancorp	1,750	35,350
Codorus Valley Bancorp, Inc.	9,830	311,021
Dah Sing Banking Group Ltd.	25,200	55,753
Dimeco, Inc.	553	20,461
East West Bancorp, Inc.	1,507	90,179
First Bancorp, Puerto Rico (a)	108,477	558,657
Hope Bancorp, Inc.	9,356	172,618
Huntington Bancshares, Inc.	6,351	87,644
KeyCorp	5,521	100,758
LCNB Corp.	5,653	115,321
Northrim Bancorp, Inc.	1,708	55,510
OFG Bancorp	5,164	45,960
Popular, Inc.	17,400	638,232
Regions Financial Corp.	3,380	52,322
SpareBank 1 SR-Bank ASA (primary capital certificate)	18,942	209,874
Sparebanken More (primary capital certificate)	3,216	104,733
Sparebanken Nord-Norge	35,572	280,900
Trico Bancshares	7,504	310,816
United Community Bank, Inc.	680	18,646
Van Lanschot NV (Bearer)	16,176	490,944
		5,986,442
Capital Markets - 0.5%
AllianceBernstein Holding LP	9,241	238,880
Ares Capital Corp.	46	740
Banca Generali SpA	1,806	59,493
Brighthouse Financial, Inc.	105	6,529
Carlyle Group LP	905	19,955
Close Brothers Group PLC	2,009	37,062
Cowen Group, Inc. Class A (a)	9,838	147,570
Federated Investors, Inc. Class B (non-vtg.)	6,157	191,298
Franklin Resources, Inc.	15,073	635,025
Invesco Ltd.	2,130	76,233
Lazard Ltd. Class A	4,322	205,468
State Street Corp.	3,315	304,980
Tullett Prebon PLC	8,632	62,425
Waddell & Reed Financial, Inc. Class A	38,734	723,938
		2,709,596
Consumer Finance - 0.7%
Aeon Credit Service (Asia) Co. Ltd.	196,000	153,757
Ally Financial, Inc.	4,549	118,865
H&T Group PLC	8,240	36,375
Nicholas Financial, Inc. (a)	5,416	47,823
OneMain Holdings, Inc. (a)	200	6,354
Santander Consumer U.S.A. Holdings, Inc.	58,180	968,115
Synchrony Financial	84,142	2,744,712
		4,076,001
Diversified Financial Services - 0.3%
Far East Horizon Ltd.	37,000	36,756
Leucadia National Corp.	1,576	39,873
Ricoh Leasing Co. Ltd.	11,800	424,039
Scandinavian Tobacco Group A/S	30,064	508,263
Varex Imaging Corp.	1,500	51,555
Voya Financial, Inc.	20,393	818,983
		1,879,469
Insurance - 7.3%
AEGON NV	732,143	4,322,468
AFLAC, Inc.	4,319	362,321
April	35,100	584,673
ASR Nederland NV	8,541	350,204
Assurant, Inc.	44,521	4,481,039
Aub Group Ltd.	3,646	36,918
Axis Capital Holdings Ltd.	55,800	3,034,962
CNO Financial Group, Inc.	2,269	54,388
FBD Holdings PLC (a)	2,200	22,936
FNF Group	900	33,678
Genworth Financial, Inc. Class A (a)	105,813	350,241
Great-West Lifeco, Inc.	703	19,563
Hartford Financial Services Group, Inc.	38,989	2,146,344
Hiscox Ltd.	3,513	66,628
Hyundai Fire & Marine Insurance Co. Ltd.	6	243
James River Group Holdings Ltd.	3,800	160,816
Lincoln National Corp.	80,227	6,079,602
MetLife, Inc.	1,355	72,601
National Western Life Group, Inc.	1,909	682,620
NN Group NV	17,694	741,166
Primerica, Inc.	2,621	231,959
RenaissanceRe Holdings Ltd.	32,100	4,441,356
Sony Financial Holdings, Inc.	39,800	661,217
Torchmark Corp.	3,510	295,296
Universal Insurance Holdings, Inc.	2,490	59,387
Unum Group	230,700	12,005,628
		41,298,254
Mortgage Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	221,674	2,540,384
MFA Financial, Inc.	4,748	39,124
		2,579,508
Thrifts & Mortgage Finance - 0.4%
ASAX Co. Ltd.	1,700	27,256
Genworth MI Canada, Inc.	61,498	1,911,057
Genworth Mortgage Insurance Ltd.	94,960	206,404
Meridian Bancorp, Inc. Maryland	3,716	73,205
Nationstar Mortgage Holdings, Inc. (a)	8,137	158,427
		2,376,349

TOTAL FINANCIALS		60,905,619

HEALTH CARE - 12.3%
Biotechnology - 1.2%
Amgen, Inc.	38,185	6,690,776
Myriad Genetics, Inc. (a)	1,307	44,804
		6,735,580
Health Care Equipment & Supplies - 0.7%
Ansell Ltd.	4,252	78,102
Arts Optical International Holdings Ltd.	354,000	107,088
Atrion Corp.	111	72,999
Boston Scientific Corp. (a)	5,302	149,198
Exactech, Inc. (a)	2,090	87,467
Hoshiiryou Sanki Co. Ltd.	4,600	166,748
Huvitz Co. Ltd.	3	37
Integer Holdings Corp. (a)	100	4,860
Nakanishi, Inc.	9,600	435,069
Prim SA	22,007	254,554
ResMed, Inc.	1,486	125,091
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	12,000	8,614
Supermax Corp. Bhd	1,700	711
Techno Medica Co. Ltd.	600	10,430
Top Glove Corp. Bhd	100	151
Utah Medical Products, Inc.	5,426	409,120
Zimmer Biomet Holdings, Inc.	14,773	1,796,692
		3,706,931
Health Care Providers & Services - 9.4%
Addus HomeCare Corp. (a)	780	28,080
Aetna, Inc.	65,216	11,088,676
Almost Family, Inc. (a)	7,142	316,034
Anthem, Inc.	28,639	5,991,565
DVx, Inc.	10,700	129,924
Hanger, Inc. (a)	38,420	457,198
LHC Group, Inc. (a)	9,056	605,031
Lifco AB	9,144	327,677
Medica Sur SA de CV	5,225	10,705
MEDNAX, Inc. (a)	2,612	114,379
Premier, Inc. (a)	2,100	68,607
Ship Healthcare Holdings, Inc.	1,900	59,417
Sigma Healthcare Ltd.	62,044	35,851
The Ensign Group, Inc.	3,521	81,265
Tokai Corp.	2,600	116,708
Triple-S Management Corp. (a)	27,800	667,478
Tsukui Corp.	13,900	100,010
U.S. Physical Therapy, Inc.	683	46,410
United Drug PLC (United Kingdom)	89,468	1,098,555
UnitedHealth Group, Inc.	151,118	31,768,010
WIN-Partners Co. Ltd.	38,400	473,083
		53,584,663
Health Care Technology - 0.1%
Addlife AB	5,900	116,285
Computer Programs & Systems, Inc.	2,110	63,617
HMS Holdings Corp. (a)	2,230	42,905
ND Software Co. Ltd.	18,600	226,570
Pharmagest Interactive	143	7,871
		457,248
Life Sciences Tools & Services - 0.0%
Bruker Corp.	1,917	60,194
VWR Corp. (a)	2,300	76,130
		136,324
Pharmaceuticals - 0.9%
Akorn, Inc. (a)	1,355	44,132
Daewoong Co. Ltd.	25	348
Dawnrays Pharmaceutical Holdings Ltd.	171,000	101,266
DepoMed, Inc. (a)	2,030	9,825
DongKook Pharmaceutical Co. Ltd.	44	2,440
Fuji Pharma Co. Ltd.	5,700	206,377
Genomma Lab Internacional SA de CV (a)	59,154	69,022
Indivior PLC (a)	259,257	1,279,538
Innoviva, Inc. (a)	4,186	51,237
Korea United Pharm, Inc.	17	367
Kyung Dong Pharmaceutical Co. Ltd.	34	599
Lee's Pharmaceutical Holdings Ltd.	125,500	112,447
Novo Nordisk A/S Series B sponsored ADR	17,083	850,563
Phibro Animal Health Corp. Class A	2,024	76,204
Recordati SpA	44,059	2,048,266
Tsumura & Co.	11,200	416,264
Whanin Pharmaceutical Co. Ltd.	122	2,270
		5,271,165

TOTAL HEALTH CARE		69,891,911

INDUSTRIALS - 7.3%
Aerospace & Defense - 0.1%
Aerojet Rocketdyne Holdings, Inc. (a)	4,895	154,584
Astronics Corp. (a)	1,104	37,978
Austal Ltd.	21,684	29,292
Engility Holdings, Inc. (a)	14,269	480,437
		702,291
Air Freight & Logistics - 0.1%
Air T, Inc. (a)	2,914	56,240
Atlas Air Worldwide Holdings, Inc. (a)	42	2,577
Yusen Logistics Co. Ltd.	29,700	391,803
		450,620
Airlines - 0.1%
Air New Zealand Ltd.	17,616	39,780
JetBlue Airways Corp. (a)	16,157	309,407
Spirit Airlines, Inc. (a)	100	3,709
		352,896
Building Products - 0.1%
Continental Building Products, Inc. (a)	5,922	158,117
Gibraltar Industries, Inc. (a)	1,606	53,400
Kondotec, Inc.	24,100	255,903
		467,420
Commercial Services & Supplies - 0.6%
Acme United Corp.	341	7,673
Aeon Delight Co. Ltd.	1,700	63,634
AJIS Co. Ltd.	13,700	294,439
Asia File Corp. Bhd	300	215
Calian Technologies Ltd.	9,945	256,083
Civeo Corp. (a)	183,287	383,070
Essendant, Inc.	31,410	304,049
Interface, Inc.	3,392	77,338
IWG PLC	12,430	35,560
Knoll, Inc.	1,840	39,045
Lion Rock Group Ltd.	292,000	57,267
Loomis AB (B Shares)	1,807	72,503
Mears Group PLC	12,040	72,479
Mitie Group PLC	209,620	659,824
Nac Co. Ltd.	13,800	117,612
NICE Total Cash Management Co., Ltd.	96	884
Prestige International, Inc.	16,600	179,071
VICOM Ltd.	43,300	182,971
VSE Corp.	12,866	631,721
		3,435,438
Construction & Engineering - 1.2%
AECOM (a)	104,593	3,667,031
Arcadis NV	38,284	885,213
Boustead Projs. Pte Ltd.	15,900	10,148
Boustead Singapore Ltd.	64,400	42,521
C-Cube Corp.	4,900	25,411
Daiichi Kensetsu Corp.	26,400	346,782
Geumhwa PSC Co. Ltd.	25	894
Jacobs Engineering Group, Inc.	3,334	194,072
KBR, Inc.	23,025	451,981
Kyeryong Construction Industrial Co. Ltd. (a)	49	784
Meisei Industrial Co. Ltd.	17,000	118,993
Mirait Holdings Corp.	10,800	141,130
Nippon Rietec Co. Ltd.	18,000	197,524
Quanta Services, Inc. (a)	1,014	38,258
Severfield PLC	42,405	36,749
Shinnihon Corp.	24,200	215,103
Sterling Construction Co., Inc. (a)	10,533	188,014
Toshiba Plant Systems & Services Corp.	2,400	41,399
		6,602,007
Electrical Equipment - 0.5%
Aichi Electric Co. Ltd.	4,700	136,917
Aros Quality Group AB	11,154	313,769
AZZ, Inc.	17,787	850,219
Chiyoda Integre Co. Ltd.	5,100	124,230
Hamilton Beach Brands Holding Co. Class A	2,713	105,183
Hammond Power Solutions, Inc. Class A	7,034	47,162
Korea Electric Terminal Co. Ltd.	49	3,068
Servotronics, Inc.	2,512	22,030
TKH Group NV (depositary receipt)	14,412	971,175
		2,573,753
Industrial Conglomerates - 1.3%
Carr's Group PLC	34,266	65,535
DCC PLC (United Kingdom)	76,600	7,263,971
Mytilineos Holdings SA (a)	13,158	137,791
Reunert Ltd.	26,126	128,498
		7,595,795
Machinery - 1.6%
Aalberts Industries NV	119,400	5,889,473
Allison Transmission Holdings, Inc.	3,400	144,466
ASL Marine Holdings Ltd. (a)	694,400	57,565
Gencor Industries, Inc. (a)	3,124	56,544
Global Brass & Copper Holdings, Inc.	684	23,940
Haitian International Holdings Ltd.	107,000	320,257
Hurco Companies, Inc.	8,007	358,313
Hyster-Yale Materials Handling Class A	3,237	254,072
Ihara Science Corp.	15,200	275,699
Jaya Holdings Ltd.	47,300	1,006
Kyowakogyosyo Co. Ltd.	600	29,213
Luxfer Holdings PLC sponsored ADR	4,516	55,908
Maruzen Co. Ltd.	25,000	477,626
Miller Industries, Inc.	1,100	31,075
Mincon Group PLC	31,965	39,469
Nadex Co. Ltd.	12,300	109,092
Nakano Refrigerators Co. Ltd.	300	10,688
Nitchitsu Co. Ltd.	900	17,812
Rexnord Corp. (a)	3,106	79,265
Semperit AG Holding	7,134	208,582
Takamatsu Machinery Co. Ltd.	5,600	53,638
Techno Smart Corp.	10,800	168,602
Tocalo Co. Ltd.	12,100	488,259
Trinity Industrial Corp.	11,000	89,422
		9,239,986
Marine - 0.0%
SITC International Holdings Co. Ltd.	65,000	62,655
Tokyo Kisen Co. Ltd.	12,000	84,851
		147,506
Professional Services - 0.4%
Akka Technologies SA	9,145	551,802
Asiakastieto Group Oyj	1,106	29,374
Boardroom Ltd.	39,600	18,302
CBIZ, Inc. (a)	2,309	39,138
Clarius Group Ltd. (a)	42,695	2,385
ICF International, Inc. (a)	2,810	150,897
McMillan Shakespeare Ltd.	32,338	389,811
SHL-JAPAN Ltd.	1,600	29,328
Stantec, Inc.	30,368	867,657
Synergie SA	1,909	103,402
TriNet Group, Inc. (a)	2,490	86,453
TrueBlue, Inc. (a)	8,604	233,168
		2,501,717
Road & Rail - 0.7%
Alps Logistics Co. Ltd.	43,700	323,380
Avis Budget Group, Inc. (a)	1,200	49,500
Chilled & Frozen Logistics Holdings Co. Ltd.	19,400	256,946
CSX Corp.	3,013	151,946
Daqin Railway Co. Ltd. (A Shares)	1,800	2,469
Hamakyorex Co. Ltd.	19,100	535,974
Higashi Twenty One Co. Ltd.	3,800	12,730
Roadrunner Transportation Systems, Inc. (a)	55,448	487,942
Sakai Moving Service Co. Ltd.	18,000	1,045,933
Trancom Co. Ltd.	13,000	789,894
Universal Logistics Holdings, Inc.	22,296	481,594
		4,138,308
Trading Companies & Distributors - 0.5%
AddTech AB (B Shares)	18,889	418,545
AerCap Holdings NV (a)	3,617	190,399
Goodfellow, Inc. (a)	11,054	73,259
HD Supply Holdings, Inc. (a)	6,700	237,113
HERIGE	905	40,165
Houston Wire & Cable Co. (a)	83	444
KS Energy Services Ltd. (a)	202,500	4,308
Lumax International Corp. Ltd.	16,000	30,579
Meiwa Corp.	26,300	120,811
Mitani Shoji Co. Ltd.	11,200	444,172
MRC Global, Inc. (a)	2,552	43,767
Otec Corp.	1,900	25,289
Parker Corp.	34,000	215,759
Richelieu Hardware Ltd.	13,365	350,053
Senshu Electric Co. Ltd.	13,700	303,151
Strongco Corp. (a)	12,963	18,087
Tanaka Co. Ltd.	600	4,226
TECHNO ASSOCIE Co. Ltd.	3,900	47,619
Titan Machinery, Inc. (a)	13,200	196,548
Totech Corp.	14,300	260,387
		3,024,681
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd.	19,900	116,439
Meiko Transportation Co. Ltd.	12,000	136,822
Qingdao Port International Co. Ltd.	70,000	49,440
Sinwa Ltd.	313,500	56,348
		359,049

TOTAL INDUSTRIALS		41,591,467

INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 0.1%
ADTRAN, Inc.	2,830	59,713
Black Box Corp.	22,811	70,714
Cisco Systems, Inc.	1,245	42,517
CommScope Holding Co., Inc. (a)	3,924	126,117
Juniper Networks, Inc.	2,460	61,082
Tessco Technologies, Inc.	442	7,072
		367,215
Electronic Equipment & Components - 4.0%
A&D Co. Ltd.	11,500	54,492
AAC Technology Holdings, Inc.	5,000	91,522
AVX Corp.	3,855	72,628
Beijer Electronics AB (a)	2,562	9,854
Bel Fuse, Inc. Class A	1,306	33,695
Cardtronics PLC (a)	5,817	133,209
CDW Corp.	5,263	368,410
Corning, Inc.	2,148	67,254
CTS Corp.	5,224	142,093
Daido Signal Co. Ltd.	1,000	4,544
Elec & Eltek International Co. Ltd.	22,900	35,724
Elematec Corp.	18,100	414,433
Excel Co. Ltd.	11,500	256,595
FLIR Systems, Inc.	1,307	61,194
Hi-P International Ltd.	264,600	362,998
IDIS Holdings Co. Ltd.	56	639
Image Sensing Systems, Inc. (a)	1,005	3,367
Intelligent Digital Integrated Security Co. Ltd.	63	470
Isra Vision AG	5,226	1,009,917
Jabil, Inc.	9,142	258,536
Keysight Technologies, Inc. (a)	41,300	1,844,871
Kingboard Chemical Holdings Ltd.	1,194,500	7,081,501
Kingboard Laminates Holdings Ltd.	57,500	96,553
Mesa Laboratories, Inc.	3,517	560,786
Muramoto Electronic Thailand PCL (For. Reg.)	19,600	137,471
Nippo Ltd. (a)	11,400	45,210
PAX Global Technology Ltd.	62,000	31,392
Philips Lighting NV	1,706	64,635
Pinnacle Technology Holdings Ltd.	113,600	157,720
ScanSource, Inc. (a)	32,256	1,385,395
Shibaura Electronics Co. Ltd.	9,700	396,133
Sigmatron International, Inc. (a)	3,718	35,024
SYNNEX Corp.	41,501	5,597,655
Tomen Devices Corp.	8,700	246,727
Tripod Technology Corp.	10,000	36,831
TTM Technologies, Inc. (a)	21,547	340,012
UKC Holdings Corp.	19,900	342,520
VST Holdings Ltd.	1,844,000	858,015
Wayside Technology Group, Inc.	1,010	13,989
Wireless Telecom Group, Inc. (a)	5,929	10,079
Yageo Corp.	4,000	31,787
		22,695,880
Internet Software & Services - 0.1%
Aucnet, Inc.	2,300	30,416
eBay, Inc. (a)	1,533	57,702
Gabia, Inc.	68	332
Liquidity Services, Inc. (a)	4,321	24,630
NetGem SA	12,963	37,146
Pandora Media, Inc. (a)	703	5,139
Softbank Technology Corp.	3,900	72,857
Web.com Group, Inc. (a)	7,100	171,110
Yahoo! Japan Corp.	42,200	188,670
		588,002
IT Services - 4.0%
ALTEN	9,947	870,745
Amdocs Ltd.	99,117	6,452,517
Argo Graphics, Inc.	6,000	196,024
Blackhawk Network Holdings, Inc. (a)	2,376	80,665
Computer Services, Inc.	3,919	190,072
CSE Global Ltd.	622,000	171,117
CSRA, Inc.	72,548	2,320,811
Data#3 Ltd.	43,095	62,337
DXC Technology Co.	1,291	118,152
E-Credible Co. Ltd.	9	124
EOH Holdings Ltd.	101,692	758,154
Estore Corp.	4,400	33,335
EVERTEC, Inc.	25,388	380,820
ExlService Holdings, Inc. (a)	2,710	169,158
First Data Corp. Class A (a)	6,929	123,405
Genpact Ltd.	1,810	55,115
GetBusy PLC	102	56
Hackett Group, Inc.	1,330	20,535
HIQ International AB	7,838	56,175
Indra Sistemas (a)	200,300	2,879,162
Know IT AB	21,906	400,353
Leidos Holdings, Inc.	9,848	615,697
Luxoft Holding, Inc. (a)	1,407	65,496
Net 1 UEPS Technologies, Inc. (a)	7,927	72,374
Perficient, Inc. (a)	7,540	146,653
Societe Pour L'Informatique Industrielle SA	25,300	655,723
Softcreate Co. Ltd.	9,200	134,811
Sword Group	4,650	190,663
The Western Union Co.	277,189	5,504,974
TravelSky Technology Ltd. (H Shares)	27,000	69,911
Vantiv, Inc. (a)	974	68,180
		22,863,314
Semiconductors & Semiconductor Equipment - 0.7%
Axell Corp.	11,800	82,655
Boe Varitronix Ltd.	111,000	81,243
Diodes, Inc. (a)	3,000	103,020
Entegris, Inc.	6,835	223,846
Integrated Device Technology, Inc. (a)	8,030	249,492
Lasertec Corp.	1,100	24,202
Leeno Industrial, Inc.	42	1,923
Melexis NV	29,500	2,955,568
Miraial Co. Ltd.	2,700	37,302
Nanometrics, Inc. (a)	4,500	127,215
ON Semiconductor Corp. (a)	11,544	246,118
Trio-Tech International (a)	3,517	19,924
United Microelectronics Corp.	65,000	33,571
		4,186,079
Software - 3.6%
Activision Blizzard, Inc.	2,810	184,027
AdaptIT Holdings Ltd.	38,687	19,975
ANSYS, Inc. (a)	60,697	8,297,887
Aspen Technology, Inc. (a)	2,011	129,750
Black Knight, Inc. (a)	275	12,471
Ebix, Inc.	39,994	2,717,592
ICT Automatisering NV	9,247	140,620
IGE + XAO SA	502	64,440
InfoVine Co. Ltd.	12	317
init innovation in traffic systems AG	1,784	40,460
Jorudan Co. Ltd.	6,600	61,544
KSK Co., Ltd.	8,100	121,486
Micro Focus International PLC	1,600	56,207
Micro Focus International PLC sponsored ADR (a)	10,782	376,615
Oracle Corp.	148,083	7,537,425
Pegasystems, Inc.	2,110	123,013
Pro-Ship, Inc.	3,800	83,785
RealPage, Inc. (a)	3,516	152,243
Reckon Ltd.	1,351	1,287
Synopsys, Inc. (a)	342	29,590
Vitec Software Group AB	12,159	123,454
		20,274,188
Technology Hardware, Storage & Peripherals - 3.3%
Hewlett Packard Enterprise Co.	78,480	1,092,442
HP, Inc.	114,994	2,478,121
Seagate Technology LLC	375,534	13,883,492
Super Micro Computer, Inc. (a)	1,507	29,989
TPV Technology Ltd.	1,070,000	182,416
Xerox Corp.	33,691	1,021,174
		18,687,634

TOTAL INFORMATION TECHNOLOGY		89,662,312

MATERIALS - 2.9%
Chemicals - 2.0%
Axalta Coating Systems (a)	7,068	235,011
C. Uyemura & Co. Ltd.	5,900	365,742
Chase Corp.	10,652	1,264,925
Core Molding Technologies, Inc.	10,083	234,026
EcoGreen International Group Ltd.	772,000	156,351
FMC Corp.	21,605	2,006,240
Fujikura Kasei Co., Ltd.	41,400	261,147
Fuso Chemical Co. Ltd.	11,500	368,156
Honshu Chemical Industry Co. Ltd.	12,000	145,306
Innospec, Inc.	11,053	683,628
JSR Corp.	3,400	65,909
K&S AG	14,269	346,054
KPC Holdings Corp.	3	192
KPX Green Chemical Co. Ltd.	26	110
Miwon Chemicals Co. Ltd.	4	225
Miwon Commercial Co. Ltd. (a)	1	206
Muto Seiko Co. Ltd. (a)	3,800	39,388
Nihon Parkerizing Co. Ltd.	4,300	70,491
Nippon Soda Co. Ltd.	24,000	150,152
Olin Corp.	1,300	47,489
PolyOne Corp.	1,355	62,425
Potash Corp. of Saskatchewan, Inc.	25,021	486,999
SK Kaken Co. Ltd.	5,000	415,417
Soken Chemical & Engineer Co. Ltd.	10,200	221,975
T&K Toka Co. Ltd.	20,900	243,350
Thai Carbon Black PCL (For. Reg.) (a)	176,400	272,140
Thai Rayon PCL:
(For. Reg.)	41,600	71,379
NVDR	1,300	2,231
Victrex PLC	121	3,854
Yara International ASA	64,010	3,039,064
Yip's Chemical Holdings Ltd.	396,000	149,235
		11,408,817
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	10,250	65,150
Mitani Sekisan Co. Ltd.	22,800	552,127
RHI Magnesita NV	1,304	57,903
		675,180
Containers & Packaging - 0.4%
AMVIG Holdings Ltd.	54,000	15,297
Ball Corp.	4,603	197,607
Berry Global Group, Inc. (a)	2,880	171,216
Chuoh Pack Industry Co. Ltd.	6,400	79,382
Graphic Packaging Holding Co.	1,807	27,990
Kohsoku Corp.	26,600	309,865
Owens-Illinois, Inc. (a)	1,245	29,743
Pact Group Holdings Ltd.	8,129	36,085
Samhwa Crown & Closure Co. Ltd.	4	193
Sealed Air Corp.	1,658	73,333
Silgan Holdings, Inc.	5,933	173,540
The Pack Corp.	24,000	833,950
UFP Technologies, Inc. (a)	1,460	45,041
		1,993,242
Metals & Mining - 0.4%
Alcoa Corp.	2,791	133,354
Alconix Corp.	32,600	572,287
Ausdrill Ltd.	32,200	53,478
Chubu Steel Plate Co. Ltd.	6,300	44,156
Compania de Minas Buenaventura SA sponsored ADR	34,668	478,072
Freeport-McMoRan, Inc. (a)	1,476	20,634
Granges AB	6,022	62,402
Hill & Smith Holdings PLC	14,498	254,558
Newmont Mining Corp.	683	24,697
Orosur Mining, Inc. (a)	45,721	8,151
Orvana Minerals Corp. (a)	11,753	2,050
Pacific Metals Co. Ltd. (a)	5,800	173,429
Petra Diamonds Ltd. (a)	29,696	30,369
Steel Dynamics, Inc.	2,038	75,834
Tohoku Steel Co. Ltd.	9,600	179,225
Tokyo Tekko Co. Ltd.	11,700	221,337
Universal Stainless & Alloy Products, Inc. (a)	1,206	24,723
Webco Industries, Inc. (a)(b)	111	8,825
		2,367,581
Paper & Forest Products - 0.0%
Kapstone Paper & Packaging Corp.	1,120	25,155
Louisiana-Pacific Corp. (a)	1,400	38,052
Western Forest Products, Inc.	28,906	58,704
		121,911

TOTAL MATERIALS		16,566,731

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.2%
CareTrust (REIT), Inc.	3,052	57,683
CBL & Associates Properties, Inc.	200	1,568
Colony NorthStar, Inc.	13,662	167,769
Corporate Office Properties Trust (SBI)	1,706	54,473
Corrections Corp. of America	17,927	442,080
Four Corners Property Trust, Inc.	4,799	118,439
Healthcare Realty Trust, Inc.	1,606	51,777
Nsi NV	127	4,816
Senior Housing Properties Trust (SBI)	890	16,376
Spirit Realty Capital, Inc.	200	1,662
Store Capital Corp.	2,910	71,848
VEREIT, Inc.	52,431	413,681
WP Glimcher, Inc.	2,310	18,087
		1,420,259
Real Estate Management & Development - 0.7%
Anabuki Kosan, Inc.	700	18,655
BUWOG-Gemeinnuetzige Wohnung	2,578	74,354
CBRE Group, Inc. (a)	2,160	84,931
Century21 Real Estate Japan Ltd.	1,500	18,060
Devine Ltd. (a)	27,057	7,869
IMMOFINANZ Immobilien Anlagen AG	15,157	38,330
Leopalace21 Corp.	65,200	486,864
LSL Property Services PLC	20,465	63,467
Realogy Holdings Corp.	2,350	75,976
Relo Holdings Corp.	107,600	2,663,912
Selvaag Bolig ASA	17,246	62,920
Servcorp Ltd.	6,409	27,322
Sino Land Ltd.	40,000	68,911
Tejon Ranch Co. (a)	6,153	115,984
Wing Tai Holdings Ltd.	25,543	44,973
		3,852,528

TOTAL REAL ESTATE		5,272,787

UTILITIES - 0.5%
Electric Utilities - 0.3%
Exelon Corp.	43,117	1,733,735
Hawaiian Electric Industries, Inc.	1,255	45,757
		1,779,492
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	1	33
Hokuriku Gas Co.	2,400	60,383
K&O Energy Group, Inc.	8,200	136,514
Keiyo Gas Co. Ltd.	9,000	47,035
South Jersey Industries, Inc.	3,641	123,685
Star Gas Partners LP	5,323	58,926
		426,576
Independent Power and Renewable Electricity Producers - 0.0%
Mega First Corp. Bhd	2,300	1,908
Mega First Corp. Bhd warrants 4/8/20 (a)	302	129
The AES Corp.	4,527	48,122
		50,159
Multi-Utilities - 0.1%
CMS Energy Corp.	7,984	386,186
Water Utilities - 0.0%
Manila Water Co., Inc.	86,300	51,861

TOTAL UTILITIES		2,694,274

TOTAL COMMON STOCKS
(Cost $451,650,807)		473,929,554

Nonconvertible Preferred Stocks - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 7.50% (b)(d)	111	24,337
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Steel Partners Holdings LP Series A 6.00% (a)	2,237	45,612
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	23,514	372,782
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $408,559)		442,731
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8.25% 2/28/27(d)
(Cost $56,184)	70,000	56,700
	Shares	Value

Money Market Funds - 16.1%
Fidelity Cash Central Fund, 1.10% (e)
(Cost $91,619,348)	91,601,028	91,619,348
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $543,734,898)		566,048,333
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,295,727
NET ASSETS - 100%		$568,344,060

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $81,037 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$171,563
Total	$171,563

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$125,209,868	$107,758,694	$17,442,759	$8,415
Consumer Staples	47,435,485	33,426,397	13,962,401	46,687
Energy	14,723,437	12,549,634	2,149,466	24,337
Financials	60,951,231	55,516,251	5,434,980	--
Health Care	69,891,911	67,551,311	2,340,600	--
Industrials	41,591,467	32,859,557	8,731,910	--
Information Technology	89,662,312	86,801,000	2,861,312	--
Materials	16,939,513	11,617,897	5,312,791	8,825
Real Estate	5,272,787	2,085,296	3,187,491	--
Utilities	2,694,274	2,450,342	243,932	--
Corporate Bonds	56,700	--	56,700	--
Money Market Funds	91,619,348	91,619,348	--	--
Total Investments in Securities:	$566,048,333	$504,235,727	$61,724,342	$88,264

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$45,964,123
Level 2 to Level 1	$10,613

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Effective after the close of business on October 31, 2017, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $518,299,522 in exchange for 47,709,123 shares of the Fund. The Fund recognized no gain or loss for federal income tax purposes.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Intrinsic Opportunities Fund

October 31, 2017

O2T-QTLY-1217
1.951017.104

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.5%
	Shares	Value
CONSUMER DISCRETIONARY - 19.6%
Auto Components - 3.4%
Adient PLC	135,000	$11,388,600
Cooper Tire & Rubber Co. (a)	450,000	14,760,000
Dongah Tire & Rubber Co. Ltd. (b)	100,000	2,182,293
Eagle Industry Co. Ltd.	300,000	5,828,050
ElringKlinger AG	50,000	869,852
Exedy Corp.	15,000	449,783
Fukoku Co. Ltd.	250,000	2,439,059
G-Tekt Corp. (c)	2,600,000	55,672,008
Gentex Corp.	200,000	3,882,000
Hi-Lex Corp.	249,937	6,322,355
Hu Lane Associate, Inc.	50,000	285,354
Hyundai Mobis	910,000	216,901,144
Ichikoh Industries Ltd.	25,000	194,981
IJT Technology Holdings Co. Ltd.	1,225,000	11,343,459
INFAC Corp.	362,529	1,557,971
Nifco, Inc.	20,000	1,305,624
Piolax, Inc.	924,000	25,562,487
Seoyon Co. Ltd.	425,000	3,048,502
Seoyon E-Hwa Co., Ltd.	685,725	7,359,604
TBK Co. Ltd. (c)	1,800,000	8,286,330
The Furukawa Battery Co. Ltd. (a)	150,000	1,615,119
TPR Co. Ltd.	825,000	29,165,783
Yorozu Corp. (c)	1,850,000	37,638,566
		448,058,924
Automobiles - 0.8%
Audi AG (a)	24,000	19,709,262
Fiat Chrysler Automobiles NV (d)	139,000	2,411,650
Fiat Chrysler Automobiles NV	1,264,900	21,865,535
General Motors Co.	1,250,000	53,725,000
Harley-Davidson, Inc. (a)	5,000	236,700
		97,948,147
Distributors - 0.4%
Amcon Distributing Co.	500	45,000
Chori Co. Ltd. (c)	1,566,400	28,545,460
Doshisha Co. Ltd.	350,000	7,691,215
Harima-Kyowa Co. Ltd.	85,000	1,477,923
Nakayamafuku Co. Ltd.	200,000	1,373,196
SPK Corp.	5,000	144,631
Yagi & Co. Ltd.	400,000	7,070,929
		46,348,354
Diversified Consumer Services - 0.6%
Asante, Inc.	65,000	1,204,090
Cross-Harbour Holdings Ltd.	300,000	479,914
Estacio Participacoes SA	5,000	44,829
Heian Ceremony Service Co. Ltd. (a)	450,000	3,827,415
Kukbo Design Co. Ltd.	20,000	365,802
MegaStudy Co. Ltd. (c)	362,315	10,094,100
MegaStudyEdu Co. Ltd. (c)	209,684	7,717,175
Multicampus Co. Ltd.	60,000	1,786,976
Step Co. Ltd.	217,000	2,991,654
Tsukada Global Holdings, Inc.	1,050,000	5,391,168
Weight Watchers International, Inc. (d)	1,040,000	46,716,800
		80,619,923
Hotels, Restaurants & Leisure - 0.7%
Brinker International, Inc. (a)	75,000	2,304,000
Dunkin' Brands Group, Inc.	100,000	5,907,000
Flight Centre Travel Group Ltd. (a)	125,000	4,477,297
Hiday Hidaka Corp.	240,000	7,051,207
Hiramatsu, Inc.	25,000	137,788
Hub Co. Ltd.	69,900	860,124
Koshidaka Holdings Co. Ltd.	300,000	12,135,532
Kura Corp. Ltd.	100,000	4,473,544
Nagacorp Ltd.	1,000,000	807,547
Ohsho Food Service Corp.	75,000	3,135,747
Retail Food Group Ltd. (a)	2,200,000	7,408,588
St. Marc Holdings Co. Ltd.	225,000	6,798,950
The Monogatari Corp.	5,000	368,405
The Restaurant Group PLC	6,937,000	27,981,025
Whitbread PLC	1,000	49,049
Wyndham Worldwide Corp.	10,000	1,068,500
		84,964,303
Household Durables - 0.9%
Ace Bed Co. Ltd.	42,029	7,051,883
Emak SpA	600,000	1,294,381
FJ Next Co. Ltd. (a)	1,100,000	9,421,668
Fuji Corp. Ltd.	50,000	361,602
Gree Electric Appliances, Inc. of Zhuhai Class A	474,927	3,045,735
Hamilton Beach Brands Holding Co. Class B (d)	125,000	4,846,250
Helen of Troy Ltd. (d)	550,000	51,095,000
Nakanishi Manufacturing Co. Ltd.	25,000	308,430
Nittoh Corp.	20,000	112,251
Q.E.P. Co., Inc. (d)	34,998	1,008,292
SABAF SpA (d)	400,000	9,761,443
Sanei Architecture Planning Co. Ltd.	660,000	14,688,060
Sanyo Housing Nagoya Co. Ltd.	700,000	7,619,981
Tupperware Brands Corp.	134,500	7,901,875
		118,516,851
Internet & Direct Marketing Retail - 0.0%
Hyundai Home Shopping Network Corp.	10,000	1,091,147
N Brown Group PLC	25,000	100,010
NS Shopping Co. Ltd.	50,000	673,023
Trade Maine Group Ltd.	100,000	308,619
Webjet Ltd.	124,167	1,092,859
		3,265,658
Leisure Products - 0.2%
Accell Group NV	650,000	19,852,539
Mars Engineering Corp.	600,000	12,222,039
		32,074,578
Media - 1.8%
AMC Networks, Inc. Class A (d)	125,000	6,360,000
Comcast Corp. Class A	1,954,400	70,417,032
Corus Entertainment, Inc. Class B (non-vtg.)	400,000	3,711,340
Discovery Communications, Inc.:
Class A (a)(d)	2,300,000	43,424,000
Class B (d)	11,330	267,955
DMS, Inc.	200,000	2,189,002
Gendai Agency, Inc. (c)	850,000	4,125,819
Hyundai HCN	2,000,049	6,529,151
Interspace Co. Ltd.	20,000	419,473
Ipsos SA	10,000	369,607
ITE Group PLC	202,135	477,198
Liberty Global PLC LiLAC Class A (d)	6,871	149,238
Multiplus SA	600,000	6,969,706
Nippon BS Broadcasting Corp.	200,000	2,304,425
Nippon Television Network Corp.	150,000	2,707,597
Pico Far East Holdings Ltd.	8,000,000	3,384,008
Proto Corp.	50,000	719,642
Scripps Networks Interactive, Inc. Class A	100,000	8,328,000
SMG PLC	10,000	47,747
Television Broadcasts Ltd.	2,000,000	7,562,745
The Walt Disney Co.	94,200	9,213,702
Time Warner, Inc.	162,600	15,981,954
Viacom, Inc.:
Class A (a)	800,000	24,040,000
Class B (non-vtg.)	600,000	14,418,000
WOWOW INC.	200,000	6,234,719
		240,352,060
Multiline Retail - 0.5%
Grazziotin SA (d)	350,000	2,936,906
Gwangju Shinsegae Co. Ltd. (c)	97,372	20,857,528
Hanwha Galleria Timeworld Co. Ltd. (d)	25,000	804,944
Lifestyle China Group Ltd. (d)	12,500,000	4,165,919
Lifestyle International Holdings Ltd.	13,000,000	17,830,133
Macy's, Inc.	324,900	6,095,124
Treasure Factory Co. Ltd. (a)(c)	875,000	7,107,557
Watts Co. Ltd.	350,000	3,592,415
		63,390,526
Specialty Retail - 8.9%
Arc Land Sakamoto Co. Ltd.	500,000	8,172,368
AT-Group Co. Ltd.	573,400	13,835,882
AutoNation, Inc. (a)(d)	350,000	16,590,000
Beacon Lighting Group Ltd.	25,441	28,428
Best Buy Co., Inc.	4,300,000	240,714,000
DCM Japan Holdings Co. Ltd.	25,000	229,667
Dunelm Group PLC	300,000	2,916,617
E-Life Mall Corp. Ltd.	100,000	209,038
Ff Group (d)	850,000	17,802,403
Formosa Optical Technology Co. Ltd.	751,383	1,578,159
Fuji Corp. (c)	595,990	11,152,105
GameStop Corp. Class A	2,049,267	38,300,800
Genesco, Inc. (d)	5,000	122,500
GNC Holdings, Inc. Class A (a)(c)	5,939,600	40,626,864
Goldlion Holdings Ltd.	9,000,000	3,530,136
Guess?, Inc. (c)	5,803,800	94,079,598
Handsman Co. Ltd.	700,000	10,099,700
Hibbett Sports, Inc. (d)	1,025,300	13,123,840
Hour Glass Ltd.	11,666,300	5,819,884
IA Group Corp.	18,200	610,168
International Housewares Retail Co. Ltd.	999,600	188,352
JB Hi-Fi Ltd. (a)	863,636	15,136,529
John David Group PLC	33,700,000	160,056,951
Jumbo SA	1,750,000	28,131,128
K's Holdings Corp. (a)	2,400,000	55,081,199
Ku Holdings Co. Ltd. (a)	600,000	5,641,514
L'Occitane Ltd.	100,000	189,966
Lookers PLC	1,500,000	2,091,836
Lovisa Holdings Ltd.	10,000	45,309
Mandarake, Inc. (a)	180,000	1,012,162
Mitsui & Associates Telepark Corp.	25,000	508,760
Mr. Bricolage SA	311,600	6,112,369
Nafco Co. Ltd.	640,400	9,919,483
Nitori Holdings Co. Ltd.	1,275,000	185,297,468
Nojima Co. Ltd.	50,000	1,165,951
Oriental Watch Holdings Ltd.	7,600,000	1,656,113
Padini Holdings Bhd	2,700,000	3,011,342
Sa Sa International Holdings Ltd.	514,598	186,673
Sacs Bar Holdings, Inc.	400,000	4,874,848
Sally Beauty Holdings, Inc. (d)	4,650,000	80,491,500
Samse SA	35,110	6,424,649
Shimamura Co. Ltd.	5,000	557,041
Silvano Fashion Group A/S	9,800	28,054
SMCP S.A.S.	205,000	5,167,508
Sports Direct International PLC (a)(d)	200,000	1,050,301
The Buckle, Inc.	633,000	10,412,850
Tokatsu Holdings Co. Ltd. (c)	250,000	1,177,804
Truworths International Ltd.	334,900	1,785,028
Urban Outfitters, Inc. (d)	1,200,000	29,424,000
Vita Group Ltd.	26,909	26,567
Vitamin Shoppe, Inc. (d)	150,000	690,000
Williams-Sonoma, Inc. (a)	700,000	36,120,000
		1,173,205,412
Textiles, Apparel & Luxury Goods - 1.4%
Best Pacific International Holdings Ltd.	2,700,000	1,564,335
Embry Holdings Ltd.	3,200,000	1,033,661
Fossil Group, Inc. (a)(c)(d)	3,650,000	28,762,000
Fujibo Holdings, Inc.	2,000	63,142
Gerry Weber International AG (Bearer) (a)	625,000	7,731,692
Grendene SA	100,000	840,950
Hagihara Industries, Inc.	100,000	1,736,612
Handsome Co. Ltd.	25,000	670,787
Magni-Tech Industries Bhd	1,250,000	2,055,766
Michael Kors Holdings Ltd. (d)	2,050,000	100,060,500
Portico International Holdings (d)	12,000,000	4,153,101
Sitoy Group Holdings Ltd.	8,200,000	1,891,968
Texwinca Holdings Ltd.	1,800,000	1,086,728
Vera Bradley, Inc. (d)	950,000	6,840,000
Youngone Holdings Co. Ltd.	258,000	12,922,037
Yue Yuen Industrial (Holdings) Ltd.	2,500,000	9,581,614
		180,994,893

TOTAL CONSUMER DISCRETIONARY		2,569,739,629

CONSUMER STAPLES - 5.9%
Beverages - 0.9%
A.G. Barr PLC	500,000	4,147,148
Boston Beer Co., Inc. Class A (a)(d)	5,000	890,250
Britvic PLC	6,900,000	69,373,259
C&C Group PLC	400,000	1,372,659
Jinro Distillers Co. Ltd. (c)	428,144	13,230,040
Lucas Bols BV (a)	120,000	2,704,782
Muhak Co. Ltd.	340,000	5,519,234
Olvi PLC (A Shares)	100,000	3,267,404
Spritzer Bhd	1,000,000	531,664
Willamette Valley Vineyards, Inc. (d)	5,000	42,800
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	6,000,851	15,537,877
		116,617,117
Food & Staples Retailing - 2.7%
Amsterdam Commodities NV	625,000	17,534,633
Belc Co. Ltd.	30,000	1,673,972
Create SD Holdings Co. Ltd.	930,000	23,409,930
CVS Health Corp.	1,000,000	68,530,000
Daiichi Co. Ltd.	20,000	234,879
Dong Suh Companies, Inc.	575,000	14,142,421
Genky Stores, Inc. (a)	400,000	14,759,626
Halows Co. Ltd.	65,000	1,473,410
J Sainsbury PLC	200,000	644,153
Kroger Co.	2,000,000	41,400,000
Magnit OJSC	5,000	657,746
Majestic Wine PLC	400,000	1,968,318
MARR SpA	800,000	20,436,128
Medical Ikkou Co. Ltd.	3,000	216,901
Metro Wholesale & Food Specialist AG	10,000	190,977
Nihon Chouzai Co. Ltd. (a)	25,000	818,340
OM2 Network Co. Ltd. (a)	183,700	2,260,535
Retail Partners Co. Ltd. (a)	587,800	6,828,126
Sapporo Clinical Laboratory	10,000	136,999
Satoh & Co. Ltd.	28,600	354,824
Satsudora Holdings Co. Ltd. (c)	400,000	7,083,228
Shoei Foods Corp. (a)	50,000	2,013,231
Tesco PLC	11,000,000	26,505,472
Thai President Foods PCL (d)	131,357	737,450
United Natural Foods, Inc. (d)	412,000	15,973,240
Valor Holdings Co. Ltd.	650,000	14,782,960
Wal-Mart Stores, Inc.	510,900	44,606,679
Walgreens Boots Alliance, Inc.	398,100	26,382,087
		355,756,265
Food Products - 1.3%
Ajinomoto Malaysia Bhd	1,700,000	7,985,822
Armanino Foods of Distinction	50,000	114,000
B&G Foods, Inc. Class A (a)	327,900	10,427,220
Bakkafrost	150,000	6,701,151
Bell AG	13,000	5,612,940
Binggrea Co. Ltd.	15,000	814,335
Changshouhua Food Co. Ltd.	3,000,000	1,472,813
Cranswick PLC	508,534	20,802,611
Dean Foods Co.	50,000	487,500
Fresh Del Monte Produce, Inc.	1,146,700	51,039,617
High Liner Foods, Inc.	20,000	220,293
Hormel Foods Corp.	5,000	155,800
Japan Meat Co. Ltd.	25,000	399,892
JC Comsa Corp.	100,000	330,066
Kaneko Seeds Co. Ltd.	111,100	1,660,050
Kaveri Seed Co. Ltd.	239,414	2,124,961
Kawan Food Bhd	66,666	49,464
Kwality Ltd. (d)	50,000	77,722
Lamb Weston Holdings, Inc.	25,000	1,274,750
Lassonde Industries, Inc. Class A (sub. vtg.)	50,000	9,495,388
London Biscuits Bhd (d)	4,000,000	685,255
London Biscuits Bhd warrants 1/26/20 (d)	400,000	15,123
M. Dias Branco SA	10,000	147,189
Natori Co. Ltd.	20,000	361,870
Nitto Fuji Flour Milling Co. Ltd.	5,000	181,916
Origin Enterprises PLC	50,000	396,049
Pickles Corp. (a)	100,000	1,773,402
President Bakery PCL	16,500	31,912
Prima Meat Packers Ltd.	450,000	2,940,544
S Foods, Inc.	300,000	11,409,107
Select Harvests Ltd.	1,430,000	5,143,917
Synear Food Holdings Ltd. (b)(d)	1,000,000	7
Thai Wah PCL	426,000	122,465
The Hain Celestial Group, Inc. (d)	650,000	23,413,000
The J.M. Smucker Co.	33,000	3,499,650
Toyo Sugar Refining Co. Ltd.	210,000	2,295,748
Valsoia SpA	85,000	1,567,364
Want Want China Holdings Ltd.	2,000,000	1,635,604
		176,866,517
Personal Products - 0.8%
Asaleo Care Ltd.	900,000	1,019,446
Hengan International Group Co. Ltd.	2,000,000	19,714,410
Sarantis SA	1,200,000	17,263,077
USANA Health Sciences, Inc. (d)	925,000	60,772,500
		98,769,433
Tobacco - 0.2%
KT&G Corp.	315,000	29,863,428

TOTAL CONSUMER STAPLES		777,872,760

ENERGY - 3.9%
Energy Equipment & Services - 0.7%
AKITA Drilling Ltd. Class A (non-vtg.)	250,000	1,348,733
Baker Hughes, a GE Co. Class A	159,500	5,013,085
Carbo Ceramics, Inc. (a)(c)(d)	2,360,200	19,542,456
Ensco PLC Class A	2,560,000	13,798,400
Geospace Technologies Corp. (d)	588,000	8,831,760
Gulfmark Offshore, Inc. Class A (d)	162,530	21,454
High Arctic Energy Services, Inc.	25,000	83,521
National Oilwell Varco, Inc.	200,000	6,838,000
Oceaneering International, Inc.	450,800	9,115,176
Prosafe ASA (d)	200,000	404,016
Shinko Plantech Co. Ltd.	1,700,000	14,678,313
Tecnicas Reunidas SA (a)	200,000	6,436,961
		86,111,875
Oil, Gas & Consumable Fuels - 3.2%
Alvopetro Energy Ltd. (d)	2,800,000	455,779
Baytex Energy Corp. (a)(d)	600,000	1,651,035
Beach Energy Ltd.	1,392,894	1,039,400
Bonavista Energy Corp.	50,000	106,193
Chevron Corp.	427,900	49,589,331
China Petroleum & Chemical Corp. (H Shares)	65,000,000	47,730,718
ConocoPhillips Co.	2,000,000	102,300,000
Contango Oil & Gas Co. (d)	250,000	997,500
Enagas SA	3,000,000	86,420,222
EQT Midstream Partners LP	7,500	547,950
Fuji Kosan Co. Ltd.	105,000	561,084
Husky Energy, Inc. (d)	600,000	7,776,141
Imperial Oil Ltd.	100,000	3,242,384
International Seaways, Inc.	5,000	100,700
Motor Oil (HELLAS) Corinth Refineries SA	300,000	7,181,300
Murphy Oil Corp.	1,000,000	26,750,000
NACCO Industries, Inc. Class A	125,000	5,200,000
Oil & Natural Gas Corp. Ltd.	13,939,851	41,141,398
San-Ai Oil Co. Ltd.	200,000	2,388,704
Ship Finance International Ltd. (NY Shares) (a)	10,000	149,000
Thai Oil PCL (For. Reg.)	500,000	1,535,220
Total SA sponsored ADR	410,000	22,845,200
Tsakos Energy Navigation Ltd.	450,000	2,020,500
Warrior Metropolitan Coal, Inc.	50,000	1,301,000
World Fuel Services Corp.	350,000	9,730,000
		422,760,759

TOTAL ENERGY		508,872,634

FINANCIALS - 14.1%
Banks - 4.7%
Bank of Kyoto Ltd.	2,000	105,034
Cambridge Bancorp	5,000	439,500
Central Valley Community Bancorp	25,000	505,000
Citizens Financial Services, Inc.	12,726	769,923
Credit Agricole Atlantique Vendee	7,000	1,023,239
Erste Group Bank AG	5,000	214,857
F & M Bank Corp.	131,632	4,146,408
Gunma Bank Ltd.	5,100,000	32,832,900
Hiroshima Bank Ltd.	1,000,000	8,466,756
JPMorgan Chase & Co.	1,363,400	137,171,674
Mitsubishi UFJ Financial Group, Inc.	17,000,000	115,313,456
Nordea Bank AB	100,000	1,208,842
OFG Bancorp (a)	1,761,516	15,677,492
Ogaki Kyoritsu Bank Ltd.	60,000	1,712,870
Schweizerische Nationalbank	10	40,595
Skandiabanken ASA	500,000	5,065,500
Sparebank 1 Oestlandet	1,000,000	10,865,573
Sumitomo Mitsui Financial Group, Inc.	4,000,000	160,250,932
The Keiyo Bank Ltd.	1,000,000	4,900,662
The Mie Bank Ltd.	300,000	7,179,711
The San-In Godo Bank Ltd.	1,500,000	13,794,953
Unicaja Banco SA	6,000,000	8,736,375
Van Lanschot NV (Bearer)	81,300	2,467,469
Wells Fargo & Co.	1,189,200	66,761,688
Yamaguchi Financial Group, Inc.	1,700,000	20,592,450
		620,243,859
Capital Markets - 1.4%
ABG Sundal Collier ASA	1,500,000	1,039,422
Apollo Global Management LLC Class A	396,300	12,515,154
Ares Capital Corp.	402,400	6,470,592
BinckBank NV	109,000	555,488
Brighthouse Financial, Inc.	303,436	18,867,650
Edify SA (d)	10,068	630,834
FactSet Research Systems, Inc.	1,000	189,870
Franklin Resources, Inc.	150,000	6,319,500
Goldman Sachs Group, Inc.	100,000	24,248,000
Morgan Stanley	672,200	33,610,000
T. Rowe Price Group, Inc.	25,000	2,322,500
The Blackstone Group LP	2,155,700	71,763,253
TPG Specialty Lending, Inc.	111,200	2,272,928
		180,805,191
Consumer Finance - 0.9%
Credit Corp. Group Ltd.	52,450	805,261
Discover Financial Services	850,000	56,550,500
Santander Consumer U.S.A. Holdings, Inc.	100,000	1,664,000
Synchrony Financial	1,800,000	58,716,000
		117,735,761
Diversified Financial Services - 1.3%
Fuyo General Lease Co. Ltd.	550,000	35,965,737
IBJ Leasing Co. Ltd.	200,000	5,221,302
Kyushu Railway Co.	260,000	8,310,015
NICE Holdings Co. Ltd.	225,000	3,199,653
Ricoh Leasing Co. Ltd.	1,070,000	38,451,019
Scandinavian Tobacco Group A/S	400,000	6,762,415
Tokyo Century Corp.	1,500,000	65,429,191
Varex Imaging Corp. (a)	100,000	3,437,000
		166,776,332
Insurance - 5.6%
AFLAC, Inc.	2,000,000	167,780,000
April	1,129,000	18,806,154
ASR Nederland NV	1,000,000	41,002,720
Assurant, Inc.	200,000	20,130,000
Chubb Ltd.	498,300	75,153,606
Dongbu Insurance Co. Ltd.	1,250,000	78,817,448
Genworth Financial, Inc. Class A (d)	6,400,000	21,184,000
Hannover Reuck SE	40,000	5,015,844
Hyundai Fire & Marine Insurance Co. Ltd.	375,000	15,210,090
Kansas City Life Insurance Co.	2,000	98,000
MetLife, Inc.	3,337,800	178,839,324
National Western Life Group, Inc.	13,000	4,648,540
NN Group NV	1,600,000	67,020,810
Prudential Financial, Inc.	222,300	24,555,258
Sony Financial Holdings, Inc.	1,000,000	16,613,480
		734,875,274
Mortgage Real Estate Investment Trusts - 0.0%
Two Harbors Investment Corp.	149,000	1,460,200
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	220,100	3,528,814
Genworth MI Canada, Inc.	450,000	13,983,800
Genworth Mortgage Insurance Ltd.	3,250,899	7,066,135
Hingham Institution for Savings	10,100	1,966,470
		26,545,219

TOTAL FINANCIALS		1,848,441,836

HEALTH CARE - 20.6%
Biotechnology - 7.1%
AbbVie, Inc.	1,100,000	99,275,000
Amgen, Inc.	1,775,000	311,015,500
Biocon Ltd.	50,000	277,375
Biogen, Inc. (d)	425,000	132,455,500
Bioverativ, Inc.	210,000	11,865,000
Cell Biotech Co. Ltd.	150,000	4,977,238
Essex Bio-Technology Ltd.	3,000,000	1,934,268
Gilead Sciences, Inc.	1,816,600	136,172,336
United Therapeutics Corp. (d)	1,900,000	225,321,000
		923,293,217
Health Care Equipment & Supplies - 0.7%
A&T Corp.	75,000	623,898
Ansell Ltd.	500,000	9,184,200
Create Medic Co. Ltd.	35,000	340,257
Daiken Medical Co. Ltd.	10,000	68,820
Fukuda Denshi Co. Ltd.	505,000	35,529,651
Kawasumi Laboratories, Inc.	100,000	771,687
Medikit Co. Ltd.	35,000	1,692,162
Microlife Corp.	800,000	1,958,989
Nakanishi, Inc.	250,000	11,329,920
Pacific Hospital Supply Co. Ltd.	200,000	502,356
Paramount Bed Holdings Co. Ltd.	75,000	3,307,437
St.Shine Optical Co. Ltd.	900,000	22,008,760
Value Added Technologies Co. Ltd.	75,000	1,955,343
Vieworks Co. Ltd.	20,000	681,519
		89,954,999
Health Care Providers & Services - 10.2%
Aetna, Inc.	1,250,000	212,537,500
Almost Family, Inc. (d)	75,000	3,318,750
Amedisys, Inc. (d)	625,000	30,068,750
Anthem, Inc.	2,761,300	577,691,567
Chemed Corp.	220,000	49,154,600
EBOS Group Ltd.	487,300	5,868,885
Excelsior Medical Co. Ltd.	200,000	298,295
Humana, Inc.	500,000	127,675,000
Laboratory Corp. of America Holdings (d)	10,000	1,537,100
Lifco AB	100,018	3,584,168
Life Healthcare Group Ltd.	332,376	674,118
MEDNAX, Inc. (d)	225,000	9,852,750
Quest Diagnostics, Inc.	250,000	23,445,000
Saint-Care Holding Corp.	125,000	3,256,653
Ship Healthcare Holdings, Inc.	25,000	781,797
Sigma Healthcare Ltd.	6,500,000	3,755,955
Tokai Corp.	100,000	4,488,784
Uchiyama Holdings Co. Ltd.	775,000	3,694,213
UnitedHealth Group, Inc.	1,300,000	273,286,000
Universal Health Services, Inc. Class B	50,000	5,135,000
		1,340,104,885
Health Care Technology - 0.1%
Pharmagest Interactive (a)	275,000	15,135,770
Life Sciences Tools & Services - 0.2%
Divi's Laboratories Ltd.	350,000	4,770,270
ICON PLC (d)	160,000	19,017,600
		23,787,870
Pharmaceuticals - 2.3%
Apex Healthcare Bhd	750,000	873,700
AstraZeneca PLC sponsored ADR	800,000	27,600,000
Biofermin Pharmaceutical Co. Ltd.	100,000	2,723,047
Bliss Gvs Pharma Ltd. (d)	100,000	268,185
Bristol-Myers Squibb Co.	213,800	13,182,908
Dawnrays Pharmaceutical Holdings Ltd.	4,000,000	2,368,806
DongKook Pharmaceutical Co. Ltd.	83,000	4,602,492
Genomma Lab Internacional SA de CV (d)	5,000,000	5,834,105
GlaxoSmithKline PLC	82,200	1,475,272
Huons Co. Ltd.	2,000	120,026
Indivior PLC (d)	2,700,000	13,325,595
Johnson & Johnson	860,900	120,018,069
Kaken Pharmaceutical Co. Ltd.	10,000	506,779
Korea United Pharm, Inc.	130,000	2,807,914
Kwang Dong Pharmaceutical Co. Ltd.	2,400,000	17,386,794
Lee's Pharmaceutical Holdings Ltd.	9,000,000	8,063,937
Luye Pharma Group Ltd.	2,500,000	1,666,368
Nippon Chemiphar Co. Ltd.	50,010	2,308,225
Novo Nordisk A/S Series B sponsored ADR	250,000	12,447,500
Orient Europharma Co. Ltd.	200,000	463,203
PT Tempo Scan Pacific Tbk	500,000	68,203
Samjin Pharmaceutical Co. Ltd.	2,000	59,208
Sanofi SA sponsored ADR	200,000	9,456,000
Stallergenes Greer PLC (d)	104,976	5,380,377
Syngen Biotech Co. Ltd. (d)	50,000	218,993
Taro Pharmaceutical Industries Ltd. (a)(d)	350,000	39,347,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	280,200	3,866,760
Towa Pharmaceutical Co. Ltd.	150,000	7,758,031
Vetoquinol SA	10,000	645,443
		304,842,940

TOTAL HEALTH CARE		2,697,119,681

INDUSTRIALS - 9.2%
Aerospace & Defense - 0.0%
Austal Ltd.	300,000	405,253
Kongsberg Gruppen ASA	10,000	182,419
Orbital ATK, Inc.	5,000	664,650
SIFCO Industries, Inc. (d)	36,000	262,800
The Lisi Group	5,000	229,475
		1,744,597
Air Freight & Logistics - 0.3%
AIT Corp. (a)	900,000	10,499,096
CTI Logistics Ltd.	421,930	361,675
Onelogix Group Ltd.	4,000,000	848,731
SBS Co. Ltd.	275,000	2,172,816
United Parcel Service, Inc. Class B	200,000	23,506,000
		37,388,318
Airlines - 0.0%
Allegiant Travel Co.	6,900	941,160
WestJet Airlines Ltd.	10,000	208,976
		1,150,136
Building Products - 0.2%
InnoTec TSS AG	50,000	973,232
KVK Corp.	62,500	871,187
Miyako, Inc.	10,000	80,874
Nihon Dengi Co. Ltd.	250,000	6,695,501
Noda Corp. (a)	262,400	3,061,634
Sekisui Jushi Corp.	550,000	12,284,007
Sunspring Metal Corp.	100,000	129,571
		24,096,006
Commercial Services & Supplies - 0.7%
Aeon Delight Co. Ltd.	170,000	6,363,447
Asia File Corp. Bhd	3,525,600	2,524,236
Calian Technologies Ltd.	309,000	7,956,732
Civeo Corp. (d)	2,944,500	6,154,005
CMC Corp.	5,000	189,578
Fursys, Inc.	200,000	6,028,137
KAR Auction Services, Inc.	450,000	21,298,500
Matsuda Sangyo Co. Ltd.	150,000	2,151,600
Mitie Group PLC	2,000,000	6,295,431
Nippon Kanzai Co. Ltd.	20,000	360,368
Prestige International, Inc.	1,800,000	19,417,326
Riverstone Holdings Ltd.	100,000	77,397
Secom Joshinetsu Co. Ltd.	10,000	335,258
VSE Corp.	330,000	16,203,000
		95,355,015
Construction & Engineering - 0.4%
Arcadis NV	500,000	11,561,136
Astaldi SpA	300,000	2,079,257
Boustead Projs. Pte Ltd.	2,549,475	1,627,205
Boustead Singapore Ltd.	6,570,060	4,337,946
Daiichi Kensetsu Corp.	275,000	3,612,311
Geumhwa PSC Co. Ltd.	1,000	35,775
Hokuriku Electrical Construction Co. Ltd.	25,000	228,952
Joban Kaihatsu Co. Ltd. (a)	5,000	320,053
Kawasaki Setsubi Kogyo Co. Ltd.	100,000	423,844
Meisei Industrial Co. Ltd.	600,000	4,199,746
Monadelphous Group Ltd. (a)	10,000	129,880
Nippon Rietec Co. Ltd.	986,546	10,825,940
Seikitokyu Kogyo Co. Ltd.	550,000	3,119,192
Shinnihon Corp.	75,000	666,641
Sumitomo Densetsu Co. Ltd.	175,000	3,548,219
Toshiba Plant Systems & Services Corp.	600,000	10,349,634
Watanabe Sato Co. Ltd.	45,000	1,014,363
		58,080,094
Electrical Equipment - 0.5%
Aichi Electric Co. Ltd.	47,600	1,386,649
Aros Quality Group AB	853,205	24,001,216
Canare Electric Co. Ltd.	95,000	2,109,917
Eaton Corp. PLC	320,800	25,670,416
Hamilton Beach Brands Holding Co. Class A	125,000	4,846,250
Hammond Power Solutions, Inc. Class A	450,000	3,017,208
Holding Co. ADMIE IPTO SA	25,000	53,583
Iwabuchi Corp.	5,000	262,458
Somfy SA	30,000	3,040,259
Terasaki Electric Co. Ltd.	60,000	717,725
		65,105,681
Industrial Conglomerates - 0.1%
Carr's Group PLC	4,101,108	7,843,517
Mytilineos Holdings SA (d)	300,000	3,141,600
Nolato AB Series B	35,000	1,939,880
Reunert Ltd.	300,000	1,475,519
		14,400,516
Machinery - 1.0%
Castings PLC	75,000	463,441
Conrad Industries, Inc.	1,000	18,580
Daihatsu Diesel Manufacturing Co. Ltd. (c)	3,184,000	24,077,660
Daiwa Industries Ltd.	1,000,000	11,233,176
Fuji Latex Co. Ltd.	33,900	955,524
Fujimak Corp. (c)	410,000	7,312,855
Fukushima Industries Corp.	75,000	2,903,451
Global Brass & Copper Holdings, Inc.	250,000	8,750,000
Haitian International Holdings Ltd.	3,750,000	11,223,947
Hy-Lok Corp.	100,000	2,209,124
Ihara Science Corp.	200,000	3,627,617
Jaya Holdings Ltd.	1,157,500	24,626
Koike Sanso Kogyo Co. Ltd.	35,000	923,777
Luxfer Holdings PLC sponsored ADR	50,000	619,000
Mitsuboshi Belting Ltd.	25,000	312,143
Momentum Group AB Class B	525,000	6,459,300
Nakano Refrigerators Co. Ltd.	80,000	2,850,049
Nansin Co. Ltd.	200,000	1,153,009
Sakura Rubber Co. Ltd.	350,000	1,546,766
Sansei Co. Ltd. (c)	850,000	2,157,156
Semperit AG Holding (a)	350,000	10,233,207
SIMPAC, Inc. (c)	2,325,000	9,045,560
Snap-On, Inc.	5,000	788,900
Suzumo Machinery Co. Ltd.	10,000	234,392
Teikoku Sen-I Co. Ltd.	650,000	13,794,028
Tocalo Co. Ltd.	100,000	4,035,195
Yamada Corp.	80,000	1,885,161
		128,837,644
Marine - 0.1%
Japan Transcity Corp.	1,400,000	6,009,579
Nippon Concept Corp.	25,000	279,779
SITC International Holdings Co. Ltd.	200,000	192,786
		6,482,144
Professional Services - 1.7%
ABIST Co. Ltd.	175,000	7,019,476
Akka Technologies SA	650,000	39,220,500
Bertrandt AG (a)	210,000	19,691,789
Career Design Center Co. Ltd.	110,000	1,683,722
CBIZ, Inc. (d)	200,000	3,390,000
Dun & Bradstreet Corp.	775,000	90,543,250
Harvey Nash Group PLC	300,000	398,943
McMillan Shakespeare Ltd.	2,592,772	31,253,954
Robert Half International, Inc.	400,000	20,708,000
SHL-JAPAN Ltd.	100,000	1,832,994
WDB Holdings Co. Ltd.	210,000	5,115,548
		220,858,176
Road & Rail - 0.7%
Autohellas SA (c)	650,000	17,497,794
Daqin Railway Co. Ltd. (A Shares)	40,000,867	54,862,604
Hamakyorex Co. Ltd.	92,000	2,581,653
Higashi Twenty One Co. Ltd.	200,000	670,019
NANSO Transport Co. Ltd.	75,000	798,794
Nikkon Holdings Co. Ltd.	100,000	2,561,115
SENKO Co. Ltd.	200,000	1,450,524
STEF-TFE Group	15,000	1,657,640
Tohbu Network Co. Ltd.	135,000	1,354,011
Utoc Corp.	1,500,000	7,059,389
		90,493,543
Trading Companies & Distributors - 3.5%
AerCap Holdings NV (d)	675,000	35,532,000
Bergman & Beving AB (B Shares)	525,000	5,973,285
Canox Corp.	313,200	3,087,459
Green Cross Co. Ltd.	225,000	4,056,915
HERIGE	60,000	2,662,847
Houston Wire & Cable Co. (c)(d)	1,348,500	7,214,475
Howden Joinery Group PLC	225,000	1,225,517
iMarketKorea, Inc.	35,000	299,573
Itochu Corp.	17,100,000	299,534,625
Kamei Corp.	2,100,000	35,515,986
Lumax International Corp. Ltd.	135,000	258,013
Meiwa Corp.	1,300,000	5,971,649
Mitani Shoji Co. Ltd.	653,200	25,904,727
Narasaki Sangyo Co. Ltd.	131,000	443,914
Pla Matels Corp.	250,000	2,000,487
Rasa Corp.	100,000	1,024,381
Sakai Trading Co. Ltd.	30,000	458,992
Shinsho Corp.	100,000	2,879,291
Yamazen Co. Ltd.	50,000	571,657
Yuasa Trading Co. Ltd.	650,000	23,964,345
		458,580,138
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	300,000	1,755,358
Meiko Transportation Co. Ltd.	50,000	570,094
Qingdao Port International Co. Ltd.	5,000,000	3,531,417
		5,856,869

TOTAL INDUSTRIALS		1,208,428,877

INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 1.5%
Cisco Systems, Inc.	5,636,800	192,496,720
EVS Broadcast Equipment SA	5,000	188,123
F5 Networks, Inc. (d)	5,000	606,350
HF Co.	225,000	2,405,998
SerComm Corp.	125,000	357,522
		196,054,713
Electronic Equipment & Components - 0.9%
AAC Technology Holdings, Inc.	250,000	4,576,102
Daido Signal Co. Ltd.	300,000	1,363,235
Dell Technologies, Inc. (d)	184,400	15,262,788
Elematec Corp.	400,000	9,158,749
HAGIAWARA ELECTRIC Co. Ltd.	2,300	69,998
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,500,000	9,290,597
Intelligent Digital Integrated Security Co. Ltd.	129,285	964,356
ITC Networks Corp.	5,000	92,322
Lacroix SA (c)	376,493	10,306,110
Lagercrantz Group AB (B Shares)	10,000	106,311
Makus, Inc.	300,000	1,180,585
New Cosmos Electric Co. Ltd.	15,000	194,153
Nihon Denkei Co. Ltd.	17,900	303,820
PAX Global Technology Ltd.	3,000,000	1,518,958
Redington India Ltd.	2,261,800	5,508,662
Riken Kieki Co. Ltd.	550,000	11,888,146
Shibaura Electronics Co. Ltd.	233,200	9,523,533
Simplo Technology Co. Ltd.	1,320,000	7,599,044
TE Connectivity Ltd.	193,900	17,639,083
VST Holdings Ltd.	20,443,500	9,512,383
		116,058,935
Internet Software & Services - 1.1%
Akamai Technologies, Inc. (d)	100,000	5,225,000
Alphabet, Inc. Class A (d)	30,000	30,991,200
Aucnet, Inc.	125,000	1,653,056
AuFeminin.com SA (d)	125,018	3,859,121
CROOZ, Inc. (a)	55,000	1,241,932
F@N Communications, Inc.	500,000	5,173,369
GMO Internet, Inc.	5,000	77,247
GMO Pepabo, Inc. (a)	35,000	935,973
Kakaku.com, Inc.	500,000	6,865,514
mixi, Inc.	10,000	487,519
MongoDB, Inc. Class A	20,700	630,936
XLMedia PLC	100,000	231,098
Yahoo! Japan Corp. (a)	5,000,000	22,354,297
YY, Inc. ADR (d)	650,000	58,753,500
Zappallas, Inc. (c)	1,100,000	4,178,305
		142,658,067
IT Services - 4.2%
All for One Steeb AG	10,000	699,259
Amdocs Ltd.	1,250,000	81,375,000
Avant Corp.	170,000	1,419,850
Cielo SA	600,000	4,104,790
Computer Services, Inc.	5,000	242,500
Comture Corp.	15,000	302,967
Data#3 Ltd.	500,001	723,257
Dimerco Data System Corp.	425,000	501,319
E-Credible Co. Ltd.	230,000	3,167,902
eClerx Services Ltd.	129,101	2,552,212
Enea Data AB (a)	100,000	994,428
Enea Data AB (d)	110,000	1,093,870
Estore Corp.	500,000	3,788,041
Future Corp.	450,000	4,545,590
IFIS Japan Ltd.	10,000	51,143
Korea Information & Communication Co. Ltd. (d)	325,000	2,868,955
Leidos Holdings, Inc.	29,400	1,838,088
Neurones	10,000	333,730
Nice Information & Telecom, Inc.	132,413	2,854,111
Persistent Systems Ltd.	125,000	1,258,301
Shinsegae Information & Communication Co. Ltd.	20,000	1,377,349
Societe Pour L'Informatique Industrielle SA	174,000	4,509,717
Softcreate Co. Ltd.	25,000	366,335
Sopra Steria Group	550,000	103,179,501
Tessi SA	199,798	40,374,816
The Western Union Co.	13,971,200	277,468,032
TravelSky Technology Ltd. (H Shares)	350,000	906,248
Wipro Ltd.	1,942,184	8,829,130
		551,726,441
Semiconductors & Semiconductor Equipment - 0.6%
e-LITECOM Co. Ltd.	50,000	318,847
KLA-Tencor Corp.	19,600	2,134,244
Kyosha Co. Ltd.	50,000	303,646
Miraial Co. Ltd. (c)	631,900	8,730,006
Phison Electronics Corp.	100,000	1,189,528
Qualcomm, Inc.	811,000	41,369,110
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	375,000	15,873,750
		69,919,131
Software - 0.7%
8K Miles Software Services Ltd. (d)	5,000	51,521
eBase Co. Ltd.	120,000	1,549,370
Ebix, Inc.	318,700	21,655,665
GAMEVIL, Inc. (d)	15,000	849,216
InfoVine Co. Ltd.	63,600	1,678,040
init innovation in traffic systems AG	30,000	680,389
Jastec Co. Ltd.	100,000	1,183,263
Justplanning, Inc.	152,100	1,091,790
KPIT Cummins Infosystems Ltd.	1,800,000	4,121,236
KSK Co., Ltd.	121,900	1,828,283
Linedata Services	10,000	456,039
Micro Focus International PLC sponsored ADR (d)	920,084	32,138,534
Microsoft Corp.	250,000	20,795,000
Sinosoft Tech Group Ltd. (a)	3,000,000	919,066
Toho System Science Co. Ltd.	100,000	721,019
Uchida Esco Co. Ltd. (a)(c)	315,400	3,765,760
Zensar Technologies Ltd.	100,000	1,222,471
		94,706,662
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	150,000	25,356,000
Bluecom Co. Ltd.	55,000	367,457
Hewlett Packard Enterprise Co.	6,700,000	93,264,000
HP, Inc.	7,100,000	153,005,000
Seagate Technology LLC	1,500,000	55,455,000
TPV Technology Ltd.	25,000,000	4,262,056
		331,709,513

TOTAL INFORMATION TECHNOLOGY		1,502,833,462

MATERIALS - 1.9%
Chemicals - 1.3%
Bloomage BioTechnology Corp. Ltd. (a)	2,785,000	5,818,891
C. Uyemura & Co. Ltd.	175,000	10,848,282
CF Industries Holdings, Inc.	265,400	10,079,892
Chokwang Paint Ltd.	50,000	471,787
Chugoku Marine Paints Ltd.	850,000	7,221,940
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	10,000	457,928
Daishin-Chemical Co. Ltd. (c)	321,395	4,553,645
Fuso Chemical Co. Ltd.	200,000	6,402,706
Green Seal Holding Ltd.	55,000	130,666
Hannong Chemicals, Inc. (c)	1,288,000	4,636,657
Isamu Paint Co. Ltd. (a)	15,000	424,810
K&S AG (a)	850,000	20,614,351
KH Neochem Co. Ltd.	50,000	1,251,351
Koatsu Gas Kogyo Co. Ltd.	100,000	755,822
KPC Holdings Corp.	12,000	769,527
KPX Green Chemical Co. Ltd.	50,000	211,745
Kukdong Oil & Chemicals Co. Ltd.	7,927	22,616
Kuriyama Holdings Corp.	100,000	1,700,186
LyondellBasell Industries NV Class A	148,300	15,353,499
Nippon Soda Co. Ltd.	800,000	5,005,062
NOF Corp.	75,000	2,167,525
Potash Corp. of Saskatchewan, Inc.	300,000	5,839,082
Scientex Bhd	4,000,000	8,412,098
T&K Toka Co. Ltd.	300,000	3,493,067
Tae Kyung Industrial Co. Ltd.	675,000	3,127,208
Thai Carbon Black PCL (For. Reg.) (d)	50,000	77,137
Toho Acetylene Co. Ltd.	225,000	3,314,063
Vivimed Labs Ltd. (d)	100,000	192,819
Yara International ASA	925,000	43,917,116
Yip's Chemical Holdings Ltd.	3,500,000	1,318,994
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,200,000	5,803,305
		174,393,777
Construction Materials - 0.1%
Ibstock PLC	500,000	1,647,570
Mitani Sekisan Co. Ltd.	250,000	6,054,029
RHI Magnesita NV	10,000	444,041
		8,145,640
Containers & Packaging - 0.1%
AMVIG Holdings Ltd.	1,000,000	283,282
Chuoh Pack Industry Co. Ltd.	12,000	148,841
Mayr-Melnhof Karton AG	100,000	14,525,680
		14,957,803
Metals & Mining - 0.4%
Alconix Corp.	18,000	315,987
Ausdrill Ltd.	12,700,000	21,092,281
Chubu Steel Plate Co. Ltd.	379,600	2,660,551
CI Resources Ltd. (b)	125,000	172,204
CK-SAN-ETSU Co. Ltd.	110,000	2,942,477
Compania de Minas Buenaventura SA sponsored ADR	350,000	4,826,500
Labrador Iron Ore Royalty Corp.	50,000	809,240
Mount Gibson Iron Ltd.	11,500,000	3,344,579
Orvana Minerals Corp. (d)	50,000	8,720
Pacific Metals Co. Ltd. (a)(d)	679,999	20,333,039
Teck Resources Ltd. Class B (sub. vtg.)	10,000	204,325
		56,709,903

TOTAL MATERIALS		254,207,123

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Crown Castle International Corp.	175,300	18,771,124
Duke Realty Corp.	200,000	5,696,000
Piedmont Office Realty Trust, Inc. Class A	413,500	7,997,090
Public Storage	60,000	12,435,000
Sabra Health Care REIT, Inc.	101,100	2,013,912
Spirit Realty Capital, Inc.	50,000	415,500
Ventas, Inc.	66,700	4,185,425
		51,514,051
Real Estate Management & Development - 0.2%
CRE, Inc.	5,000	67,537
HFF, Inc.	10,000	438,600
Japan Corporate Housing Service, Inc.	25,000	199,427
Lai Sun Garment (International) Ltd.	203,741	398,007
Leopalace21 Corp.	500,000	3,733,620
LSL Property Services PLC	50,000	155,062
Nisshin Fudosan Co. Ltd. (c)	2,725,000	19,177,093
		24,169,346

TOTAL REAL ESTATE		75,683,397

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	1,217,300	40,962,145
Verizon Communications, Inc.	1,522,200	72,867,714
		113,829,859
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co.	250,000	8,668,891

TOTAL TELECOMMUNICATION SERVICES		122,498,750

UTILITIES - 1.3%
Electric Utilities - 0.7%
EVN AG	10,000	157,837
Exelon Corp.	1,935,800	77,838,518
Public Power Corp. of Greece	25,000	54,166
Southern Co.	352,300	18,390,060
		96,440,581
Gas Utilities - 0.5%
Busan City Gas Co. Ltd.	105,000	3,451,198
GAIL India Ltd.	5,500,000	39,515,058
Hokuriku Gas Co.	50,000	1,257,972
K&O Energy Group, Inc.	75,000	1,248,605
Keiyo Gas Co. Ltd.	50,000	261,306
Rubis	10,592	664,776
Seoul City Gas Co. Ltd.	88,563	7,627,845
YESCO Co. Ltd.	235,000	7,986,835
		62,013,595
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	140,800	1,496,704
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	250,000	12,300,000
Water Utilities - 0.0%
Manila Water Co., Inc.	500,000	300,472

TOTAL UTILITIES		172,551,352

TOTAL COMMON STOCKS
(Cost $8,851,950,610)		11,738,249,501

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Steel Partners Holdings LP Series A 6.00% (d)	148,400	3,025,876
INDUSTRIALS - 0.0%
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	10,000	166,341
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	550,000	8,719,485
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $7,087,988)		11,911,702

Money Market Funds - 12.8%
Fidelity Cash Central Fund, 1.10% (e)	1,337,880,980	1,338,148,556
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	342,065,947	342,100,153
TOTAL MONEY MARKET FUNDS
(Cost $1,680,230,904)		1,680,248,709
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $10,539,269,502)		13,430,409,912
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(311,162,660)
NET ASSETS - 100%		$13,119,247,252

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Level 3 security

 (c) Affiliated company

 (d) Non-income producing

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,413,060
Fidelity Securities Lending Cash Central Fund	2,464,995
Total	$5,878,055

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Autohellas SA	$15,485,482	$368,661	$--	$--	$--	$1,643,651	$17,497,794
Carbo Ceramics, Inc.	16,686,614	--	--	--	--	2,855,842	19,542,456
Chori Co. Ltd.	29,056,084	--	--	287,489	--	(510,624)	28,545,460
Daihatsu Diesel Manufacturing Co. Ltd.	20,621,126	--	--	--	--	3,456,534	24,077,660
Daishin-Chemical Co. Ltd.	4,757,736	--	--	--	--	(204,091)	4,553,645
Fossil Group, Inc.	41,062,500	--	--	--	--	(12,300,500)	28,762,000
Fuji Corp.	11,012,124	--	--	141,553	--	139,981	11,152,105
Fujimak Corp.	7,735,544	231,735	--	--	--	(654,424)	7,312,855
G-Tekt Corp.	50,445,825	--	--	394,201	--	5,226,183	55,672,008
Gendai Agency, Inc.	4,356,207	--	--	81,394	--	(230,388)	4,125,819
GNC Holdings, Inc. Class A	56,485,596	--	--	--	--	(15,858,732)	40,626,864
Guess?, Inc.	75,797,628	--	--	1,305,855	--	18,281,970	94,079,598
Gwangju Shinsegae Co. Ltd.	21,344,833	--	--	--	--	(487,305)	20,857,528
Hannong Chemicals, Inc.	5,566,323	--	--	--	--	(929,666)	4,636,657
Houston Wire & Cable Co.	7,753,875	--	--	--	--	(539,400)	7,214,475
Jinro Distillers Co. Ltd.	12,246,815	481,683	--	--	--	501,542	13,230,040
Lacroix SA	10,250,925	--	--	--	--	55,185	10,306,110
MegaStudy Co. Ltd.	9,770,132	--	--	--	--	323,968	10,094,100
MegaStudyEdu Co. Ltd.	6,599,812	--	--	--	--	1,117,363	7,717,175
Miraial Co. Ltd.	6,075,686	--	--	--	--	2,654,320	8,730,006
Nisshin Fudosan Co. Ltd.	15,201,370	--	--	--	--	3,975,723	19,177,093
Sansei Co. Ltd.	1,567,173	337,333	--	--	--	252,650	2,157,156
Satsudora Holdings Co. Ltd.	7,252,937	--	--	--	--	(169,709)	7,083,228
SIMPAC, Inc.	9,611,942	--	--	--	--	(566,382)	9,045,560
TBK Co. Ltd.	8,114,654	--	--	114,909	--	171,676	8,286,330
Tokatsu Holdings Co. Ltd.	676,728	327,186	--	--	--	173,890	1,177,804
Treasure Factory Co. Ltd.	6,579,663	--	--	57,385	--	527,894	7,107,557
Uchida Esco Co. Ltd.	3,627,622	--	--	25,821	--	138,138	3,765,760
Yorozu Corp.	31,262,642	--	--	265,727	--	6,375,924	37,638,566
Zappallas, Inc.	5,068,711	--	--	--	--	(890,406)	4,178,305
Total	$502,074,309	$1,746,598	$--	$2,674,334	$--	$14,530,807	$518,351,714

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,569,739,629	$1,901,784,200	$665,773,136	$2,182,293
Consumer Staples	777,872,760	653,967,725	123,905,028	7
Energy	508,872,634	443,513,815	65,358,819	--
Financials	1,851,467,712	1,312,798,430	538,669,282	--
Health Care	2,697,119,681	2,616,463,048	80,656,633	--
Industrials	1,208,595,218	576,168,440	632,426,778	--
Information Technology	1,502,833,462	1,388,796,101	114,037,361	--
Materials	262,926,608	182,703,093	80,051,311	172,204
Real Estate	75,683,397	52,505,720	23,177,677	--
Telecommunication Services	122,498,750	113,829,859	8,668,891	--
Utilities	172,551,352	169,783,469	2,767,883	--
Money Market Funds	1,680,248,709	1,680,248,709	--	--
Total Investments in Securities:	$13,430,409,912	$11,092,562,609	$2,335,492,799	$2,354,504

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$1,834,820,330
Level 2 to Level 1	$923,947

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Intrinsic Opportunities Fund

October 31, 2017

ZTO-QTLY-1217
1.9881589.100

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.8%
	Shares	Value
CONSUMER DISCRETIONARY - 19.1%
Auto Components - 3.5%
Adient PLC	110	$9,280
Cooper Tire & Rubber Co.	441	14,465
Dongah Tire & Rubber Co. Ltd. (a)	69	1,506
Eagle Industry Co. Ltd.	195	3,788
ElringKlinger AG	17	296
Fukoku Co. Ltd.	200	1,951
G-Tekt Corp.	2,600	55,672
Gentex Corp.	136	2,640
Hi-Lex Corp.	263	6,653
Hyundai Mobis	893	212,849
IJT Technology Holdings Co. Ltd.	1,000	9,260
INFAC Corp.	71	305
Piolax, Inc.	900	24,899
Seoyon Co. Ltd.	345	2,475
Seoyon E-Hwa Co., Ltd.	557	5,978
TBK Co. Ltd.	400	1,841
TPR Co. Ltd.	800	28,282
Yorozu Corp.	1,900	38,656
		420,796
Automobiles - 0.8%
Audi AG	22	18,067
Fiat Chrysler Automobiles NV (b)	96	1,666
Fiat Chrysler Automobiles NV (b)	1,193	20,623
General Motors Co.	1,373	59,012
Harley-Davidson, Inc.	3	142
		99,510
Distributors - 0.3%
Chori Co. Ltd.	1,000	18,224
Doshisha Co. Ltd.	300	6,592
Harima-Kyowa Co. Ltd.	100	1,739
Nakayamafuku Co. Ltd.	100	687
Yagi & Co. Ltd.	300	5,303
		32,545
Diversified Consumer Services - 0.6%
Asante, Inc.	100	1,852
Heian Ceremony Service Co. Ltd.	400	3,402
Kukbo Design Co. Ltd.	14	256
MegaStudy Co. Ltd.	294	8,191
MegaStudyEdu Co. Ltd.	170	6,257
Multicampus Co. Ltd.	35	1,042
Tsukada Global Holdings, Inc.	900	4,621
Weight Watchers International, Inc. (b)	1,020	45,818
		71,439
Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc.	52	1,597
Dunkin' Brands Group, Inc.	81	4,785
Flight Centre Travel Group Ltd.	85	3,045
Hiday Hidaka Corp.	200	5,876
Koshidaka Holdings Co. Ltd.	300	12,136
Kura Corp. Ltd.	100	4,474
Ohsho Food Service Corp.	100	4,181
Retail Food Group Ltd.	1,594	5,368
St. Marc Holdings Co. Ltd.	200	6,044
The Restaurant Group PLC	5,503	22,197
Whitbread PLC	1	49
Wyndham Worldwide Corp.	3	321
		70,073
Household Durables - 0.7%
Ace Bed Co. Ltd.	34	5,705
Emak SpA	409	882
FJ Next Co. Ltd.	900	7,709
Hamilton Beach Brands Holding Co. Class B (b)	104	4,032
Helen of Troy Ltd. (b)	539	50,073
Q.E.P. Co., Inc. (b)	24	691
Sanyo Housing Nagoya Co. Ltd.	600	6,531
Tupperware Brands Corp.	109	6,404
		82,027
Internet & Direct Marketing Retail - 0.0%
Hyundai Home Shopping Network Corp.	7	764
NS Shopping Co. Ltd.	30	404
Trade Maine Group Ltd.	34	105
Webjet Ltd.	79	695
		1,968
Leisure Products - 0.1%
Mars Engineering Corp.	600	12,222
Media - 1.9%
AMC Networks, Inc. Class A (b)	102	5,190
Comcast Corp. Class A	1,917	69,070
Corus Entertainment, Inc. Class B (non-vtg.)	273	2,533
Discovery Communications, Inc. Class A (b)	2,256	42,593
DMS, Inc.	100	1,095
Gendai Agency, Inc.	600	2,912
Hyundai HCN	1,625	5,305
Ipsos SA	7	259
Liberty Global PLC LiLAC Class A (b)	5	109
Multiplus SA	500	5,808
Nippon BS Broadcasting Corp.	200	2,304
Nippon Television Network Corp.	147	2,653
Pico Far East Holdings Ltd.	6,000	2,538
Proto Corp.	100	1,439
Scripps Networks Interactive, Inc. Class A	81	6,746
SMG PLC	7	33
Television Broadcasts Ltd.	1,700	6,428
The Walt Disney Co.	77	7,531
Time Warner, Inc.	153	15,038
Viacom, Inc.:
Class A	785	23,589
Class B (non-vtg.)	566	13,601
WOWOW INC.	200	6,235
		223,009
Multiline Retail - 0.3%
Grazziotin SA (b)	200	1,678
Hanwha Galleria Timeworld Co. Ltd. (b)	41	1,320
Lifestyle China Group Ltd. (b)	8,500	2,833
Lifestyle International Holdings Ltd.	12,500	17,144
Macy's, Inc.	264	4,953
Treasure Factory Co. Ltd.	800	6,498
		34,426
Specialty Retail - 9.1%
Arc Land Sakamoto Co. Ltd.	400	6,538
AT-Group Co. Ltd.	737	17,783
AutoNation, Inc. (b)	330	15,642
Beacon Lighting Group Ltd.	17	19
Best Buy Co., Inc.	4,217	236,068
Dunelm Group PLC	244	2,372
Ff Group (b)	802	16,797
Fuji Corp.	99	1,852
GameStop Corp. Class A	2,010	37,567
GNC Holdings, Inc. Class A	5,601	38,311
Goldlion Holdings Ltd.	7,000	2,746
Guess?, Inc.	5,473	88,717
Handsman Co. Ltd.	600	8,657
Hibbett Sports, Inc. (b)	1,006	12,877
JB Hi-Fi Ltd.	847	14,845
John David Group PLC	33,053	156,984
K's Holdings Corp.	2,300	52,786
Ku Holdings Co. Ltd.	500	4,701
Lookers PLC	750	1,046
Mandarake, Inc.	100	562
Nafco Co. Ltd.	200	3,098
Nitori Holdings Co. Ltd.	1,300	188,931
Oriental Watch Holdings Ltd.	4,000	872
Padini Holdings Bhd	1,800	2,008
Sacs Bar Holdings, Inc.	300	3,656
Sally Beauty Holdings, Inc. (b)	4,561	78,951
Samse SA	24	4,392
Silvano Fashion Group A/S	7	20
Sports Direct International PLC (b)	68	357
The Buckle, Inc.	514	8,455
Tokatsu Holdings Co. Ltd.	100	471
Truworths International Ltd.	228	1,215
Urban Outfitters, Inc. (b)	1,177	28,860
Vita Group Ltd.	18	18
Vitamin Shoppe, Inc. (b)	104	478
Williams-Sonoma, Inc.	687	35,449
		1,074,101
Textiles, Apparel & Luxury Goods - 1.2%
Best Pacific International Holdings Ltd.	2,000	1,159
Embry Holdings Ltd.	1,000	323
Fossil Group, Inc. (b)	1,178	9,283
Gerry Weber International AG (Bearer)	508	6,284
Grendene SA	100	841
Handsome Co. Ltd.	17	456
Magni-Tech Industries Bhd	900	1,480
Michael Kors Holdings Ltd. (b)	2,011	98,157
Portico International Holdings (b)	8,000	2,769
Sitoy Group Holdings Ltd.	6,000	1,384
Texwinca Holdings Ltd.	2,000	1,207
Vera Bradley, Inc. (b)	772	5,558
Youngone Holdings Co. Ltd.	176	8,815
Yue Yuen Industrial (Holdings) Ltd.	2,500	9,582
		147,298

TOTAL CONSUMER DISCRETIONARY		2,269,414

CONSUMER STAPLES - 5.3%
Beverages - 0.9%
A.G. Barr PLC	406	3,367
Britvic PLC	6,767	68,036
C&C Group PLC	300	1,029
Jinro Distillers Co. Ltd.	345	10,661
Lucas Bols BV	82	1,848
Olvi PLC (A Shares)	68	2,222
Spritzer Bhd	200	106
Willamette Valley Vineyards, Inc. (b)	3	26
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	5,900	15,277
		102,572
Food & Staples Retailing - 2.6%
Amsterdam Commodities NV	589	16,525
CVS Health Corp.	981	67,228
Dong Suh Companies, Inc.	564	13,872
Genky Stores, Inc.	400	14,760
Halows Co. Ltd.	100	2,267
J Sainsbury PLC	136	438
Kroger Co.	1,765	36,536
Majestic Wine PLC	334	1,644
MARR SpA	754	19,261
OM2 Network Co. Ltd.	200	2,461
Retail Partners Co. Ltd.	500	5,808
Satsudora Holdings Co. Ltd.	300	5,312
Shoei Foods Corp.	100	4,026
Tesco PLC	9,926	23,918
Thai President Foods PCL (b)	43	241
United Natural Foods, Inc. (b)	389	15,082
Valor Holdings Co. Ltd.	600	13,646
Wal-Mart Stores, Inc.	501	43,742
Walgreens Boots Alliance, Inc.	390	25,845
		312,612
Food Products - 0.9%
Ajinomoto Malaysia Bhd	1,400	6,577
B&G Foods, Inc. Class A	266	8,459
Bakkafrost	104	4,646
Bell AG	9	3,886
Binggrea Co. Ltd.	10	543
Changshouhua Food Co. Ltd.	1,000	491
Cranswick PLC	480	19,635
Dean Foods Co.	34	332
Kaneko Seeds Co. Ltd.	100	1,494
Kawan Food Bhd	133	99
Lamb Weston Holdings, Inc.	17	867
Lassonde Industries, Inc. Class A (sub. vtg.)	41	7,786
London Biscuits Bhd (b)	2,700	463
Pickles Corp.	100	1,773
Prima Meat Packers Ltd.	142	928
S Foods, Inc.	300	11,409
Select Harvests Ltd.	975	3,507
Thai Wah PCL	300	86
The Hain Celestial Group, Inc. (b)	609	21,936
The J.M. Smucker Co.	23	2,439
Toyo Sugar Refining Co. Ltd.	200	2,186
Valsoia SpA	42	774
Want Want China Holdings Ltd.	2,000	1,636
		101,952
Personal Products - 0.7%
Asaleo Care Ltd.	682	773
Hengan International Group Co. Ltd.	2,133	21,025
USANA Health Sciences, Inc. (b)	872	57,290
		79,088
Tobacco - 0.2%
KT&G Corp.	309	29,295

TOTAL CONSUMER STAPLES		625,519

ENERGY - 3.5%
Energy Equipment & Services - 0.6%
AKITA Drilling Ltd. Class A (non-vtg.)	170	917
Baker Hughes, a GE Co. Class A	110	3,457
Carbo Ceramics, Inc. (b)	2,226	18,431
Ensco PLC Class A	2,510	13,529
Geospace Technologies Corp. (b)	478	7,180
Gulfmark Offshore, Inc. Class A (b)	1,714	226
National Oilwell Varco, Inc.	162	5,539
Oceaneering International, Inc.	46	930
Prosafe ASA (b)	68	137
Shinko Plantech Co. Ltd.	1,700	14,678
Tecnicas Reunidas SA	162	5,214
		70,238
Oil, Gas & Consumable Fuels - 2.9%
Alvopetro Energy Ltd. (b)	1,900	309
Baytex Energy Corp. (b)	409	1,125
Bonavista Energy Corp.	34	72
Chevron Corp.	420	48,674
China Petroleum & Chemical Corp. (H Shares)	52,667	38,674
ConocoPhillips Co.	1,962	100,356
Contango Oil & Gas Co. (b)	170	678
Enagas SA	2,942	84,749
Fuji Kosan Co. Ltd.	100	534
Husky Energy, Inc. (b)	451	5,845
Imperial Oil Ltd.	38	1,232
International Seaways, Inc.	7	141
Motor Oil (HELLAS) Corinth Refineries SA	244	5,841
Murphy Oil Corp.	902	24,129
NACCO Industries, Inc. Class A	104	4,326
San-Ai Oil Co. Ltd.	200	2,389
Ship Finance International Ltd. (NY Shares)	7	104
Thai Oil PCL (For. Reg.)	400	1,228
Total SA sponsored ADR	304	16,939
Tsakos Energy Navigation Ltd.	307	1,378
World Fuel Services Corp.	284	7,895
		346,618

TOTAL ENERGY		416,856

FINANCIALS - 14.8%
Banks - 5.1%
Cambridge Bancorp	3	264
Central Valley Community Bancorp	17	343
Citizens Financial Services, Inc.	8	484
Erste Group Bank AG	3	129
F & M Bank Corp.	91	2,867
Gunma Bank Ltd.	5,015	32,286
Hiroshima Bank Ltd.	816	6,909
JPMorgan Chase & Co.	1,337	134,516
Mitsubishi UFJ Financial Group, Inc.	16,683	113,163
Nordea Bank AB	69	834
OFG Bancorp	1,661	14,783
Ogaki Kyoritsu Bank Ltd.	100	2,855
Skandiabanken ASA	346	3,505
Sparebank 1 Oestlandet	812	8,823
Sumitomo Mitsui Financial Group, Inc.	3,967	158,929
The Keiyo Bank Ltd.	1,317	6,454
The Mie Bank Ltd.	332	7,946
The San-In Godo Bank Ltd.	1,475	13,565
Unicaja Banco SA	4,873	7,095
Van Lanschot NV (Bearer)	55	1,669
Wells Fargo & Co.	1,166	65,459
Yamaguchi Financial Group, Inc.	1,538	18,630
		601,508
Capital Markets - 1.4%
ABG Sundal Collier ASA	1,023	709
Apollo Global Management LLC Class A	322	10,169
Ares Capital Corp.	279	4,486
Brighthouse Financial, Inc.	286	17,783
Edify SA (b)	7	439
Franklin Resources, Inc.	122	5,140
Goldman Sachs Group, Inc.	90	21,823
Morgan Stanley	659	32,950
T. Rowe Price Group, Inc.	17	1,579
The Blackstone Group LP	2,114	70,375
TPG Specialty Lending, Inc.	77	1,574
		167,027
Consumer Finance - 0.9%
Credit Corp. Group Ltd.	36	553
Discover Financial Services	785	52,226
Synchrony Financial	1,697	55,356
		108,135
Diversified Financial Services - 1.3%
Fuyo General Lease Co. Ltd.	500	32,696
IBJ Leasing Co. Ltd.	163	4,255
Kyushu Railway Co.	300	9,588
NICE Holdings Co. Ltd.	156	2,218
Ricoh Leasing Co. Ltd.	1,000	35,936
Scandinavian Tobacco Group A/S	325	5,494
Tokyo Century Corp.	1,500	65,429
Varex Imaging Corp.	69	2,372
		157,988
Insurance - 5.9%
AFLAC, Inc.	1,962	164,592
ASR Nederland NV	981	40,224
Assurant, Inc.	189	19,023
Chubb Ltd.	489	73,751
Dongbu Insurance Co. Ltd.	1,226	77,304
Genworth Financial, Inc. Class A (b)	5,775	19,115
Hannover Reuck SE	28	3,511
Hyundai Fire & Marine Insurance Co. Ltd.	368	14,926
Kansas City Life Insurance Co.	1	49
MetLife, Inc.	3,274	175,421
National Western Life Group, Inc.	11	3,933
NN Group NV	1,569	65,722
Prudential Financial, Inc.	201	22,202
Sony Financial Holdings, Inc.	1,000	16,613
		696,386
Mortgage Real Estate Investment Trusts - 0.0%
Two Harbors Investment Corp.	103	1,009
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	200	3,207
Genworth MI Canada, Inc.	441	13,704
Genworth Mortgage Insurance Ltd.	2,641	5,740
Hingham Institution for Savings	7	1,363
		24,014

TOTAL FINANCIALS		1,756,067

HEALTH CARE - 21.6%
Biotechnology - 7.8%
AbbVie, Inc.	1,226	110,647
Amgen, Inc.	1,741	305,058
Biogen, Inc. (b)	451	140,559
Bioverativ, Inc.	171	9,662
Cell Biotech Co. Ltd.	104	3,451
Essex Bio-Technology Ltd.	1,000	645
Gilead Sciences, Inc.	1,782	133,579
United Therapeutics Corp. (b)	1,864	221,052
		924,653
Health Care Equipment & Supplies - 0.5%
Ansell Ltd.	406	7,458
Fukuda Denshi Co. Ltd.	500	35,178
Nakanishi, Inc.	200	9,064
Paramount Bed Holdings Co. Ltd.	100	4,410
Value Added Technologies Co. Ltd.	52	1,356
		57,466
Health Care Providers & Services - 10.9%
Aetna, Inc.	1,226	208,457
Almost Family, Inc. (b)	81	3,584
Amedisys, Inc. (b)	589	28,337
Anthem, Inc.	2,708	566,536
Chemed Corp.	216	48,261
Humana, Inc.	490	125,122
Laboratory Corp. of America Holdings (b)	7	1,076
Lifco AB	68	2,437
MEDNAX, Inc. (b)	122	5,342
Quest Diagnostics, Inc.	226	21,194
Saint-Care Holding Corp.	100	2,605
Sigma Healthcare Ltd.	4,500	2,600
Tokai Corp.	100	4,489
Uchiyama Holdings Co. Ltd.	500	2,383
UnitedHealth Group, Inc.	1,275	268,031
Universal Health Services, Inc. Class B	17	1,746
		1,292,200
Health Care Technology - 0.1%
Pharmagest Interactive	259	14,255
Life Sciences Tools & Services - 0.1%
ICON PLC (b)	151	17,948
Pharmaceuticals - 2.2%
Apex Healthcare Bhd	500	582
AstraZeneca PLC sponsored ADR	722	24,909
Biofermin Pharmaceutical Co. Ltd.	100	2,723
Bristol-Myers Squibb Co.	210	12,949
Dawnrays Pharmaceutical Holdings Ltd.	5,267	3,119
DongKook Pharmaceutical Co. Ltd.	57	3,161
Genomma Lab Internacional SA de CV (b)	4,100	4,784
GlaxoSmithKline PLC	57	1,023
Indivior PLC (b)	2,193	10,823
Johnson & Johnson	844	117,662
Korea United Pharm, Inc.	90	1,944
Lee's Pharmaceutical Holdings Ltd.	6,000	5,376
Luye Pharma Group Ltd.	1,500	1,000
Novo Nordisk A/S Series B sponsored ADR	203	10,107
PT Tempo Scan Pacific Tbk	300	41
Sanofi SA sponsored ADR	162	7,659
Stallergenes Greer PLC (b)	72	3,690
Taro Pharmaceutical Industries Ltd. (b)	343	38,560
Teva Pharmaceutical Industries Ltd. sponsored ADR	228	3,146
Towa Pharmaceutical Co. Ltd.	100	5,172
Vetoquinol SA	7	452
		258,882

TOTAL HEALTH CARE		2,565,404

INDUSTRIALS - 8.8%
Aerospace & Defense - 0.0%
Austal Ltd.	205	277
Kongsberg Gruppen ASA	7	128
Orbital ATK, Inc.	3	399
SIFCO Industries, Inc. (b)	25	183
The Lisi Group	3	138
		1,125
Air Freight & Logistics - 0.4%
CTI Logistics Ltd.	282	242
Onelogix Group Ltd.	2,727	579
SBS Co. Ltd.	300	2,370
United Parcel Service, Inc. Class B	366	43,016
		46,207
Building Products - 0.2%
InnoTec TSS AG	33	642
Nihon Dengi Co. Ltd.	200	5,356
Noda Corp.	200	2,334
Sekisui Jushi Corp.	600	13,401
		21,733
Commercial Services & Supplies - 0.5%
Aeon Delight Co. Ltd.	200	7,486
Asia File Corp. Bhd	2,400	1,718
Calian Technologies Ltd.	251	6,463
Civeo Corp. (b)	2,888	6,036
KAR Auction Services, Inc.	424	20,068
Matsuda Sangyo Co. Ltd.	100	1,434
Mitie Group PLC	1,636	5,150
Riverstone Holdings Ltd.	100	77
VSE Corp.	311	15,270
		63,702
Construction & Engineering - 0.3%
Arcadis NV	406	9,388
Boustead Projs. Pte Ltd.	1,700	1,085
Geumhwa PSC Co. Ltd.	1	36
Meisei Industrial Co. Ltd.	400	2,800
Monadelphous Group Ltd.	7	91
Nippon Rietec Co. Ltd.	900	9,876
Seikitokyu Kogyo Co. Ltd.	500	2,836
Shinnihon Corp.	100	889
Sumitomo Densetsu Co. Ltd.	155	3,143
Toshiba Plant Systems & Services Corp.	490	8,452
		38,596
Electrical Equipment - 0.5%
Aichi Electric Co. Ltd.	100	2,913
Aros Quality Group AB	770	21,661
Canare Electric Co. Ltd.	130	2,887
Eaton Corp. PLC	289	23,126
Hamilton Beach Brands Holding Co. Class A	104	4,032
Hammond Power Solutions, Inc. Class A	307	2,058
Holding Co. ADMIE IPTO SA	17	36
Somfy SA	35	3,547
		60,260
Industrial Conglomerates - 0.1%
Carr's Group PLC	3,249	6,214
Mytilineos Holdings SA (b)	205	2,147
Nolato AB Series B	24	1,330
Reunert Ltd.	205	1,008
		10,699
Machinery - 0.7%
Castings PLC	51	315
Conrad Industries, Inc.	1	19
Daihatsu Diesel Manufacturing Co. Ltd.	900	6,806
Daiwa Industries Ltd.	800	8,987
Fujimak Corp.	300	5,351
Fukushima Industries Corp.	100	3,871
Global Brass & Copper Holdings, Inc.	203	7,105
Haitian International Holdings Ltd.	4,000	11,972
Hy-Lok Corp.	68	1,502
Ihara Science Corp.	63	1,143
Luxfer Holdings PLC sponsored ADR	3	37
Momentum Group AB Class B	358	4,405
Nakano Refrigerators Co. Ltd.	100	3,563
Nansin Co. Ltd.	200	1,153
Sansei Co. Ltd.	1,000	2,538
Semperit AG Holding	284	8,304
Teikoku Sen-I Co. Ltd.	600	12,733
		79,804
Marine - 0.1%
Japan Transcity Corp.	1,443	6,194
Professional Services - 1.6%
ABIST Co. Ltd.	132	5,295
Akka Technologies SA	650	39,221
Bertrandt AG	198	18,567
Career Design Center Co. Ltd.	100	1,531
CBIZ, Inc. (b)	650	11,018
Dun & Bradstreet Corp.	760	88,791
Harvey Nash Group PLC	205	273
Robert Half International, Inc.	377	19,517
WDB Holdings Co. Ltd.	200	4,872
		189,085
Road & Rail - 0.7%
Autohellas SA	613	16,502
Daqin Railway Co. Ltd. (A Shares)	35,300	48,415
Higashi Twenty One Co. Ltd.	100	335
Nikkon Holdings Co. Ltd.	132	3,381
SENKO Co. Ltd.	200	1,451
STEF-TFE Group	7	774
Tohbu Network Co. Ltd.	100	1,003
Utoc Corp.	1,200	5,648
		77,509
Trading Companies & Distributors - 3.7%
AerCap Holdings NV (b)	662	34,848
Bergman & Beving AB (B Shares)	426	4,847
Canox Corp.	400	3,943
Green Cross Co. Ltd.	200	3,606
HERIGE	41	1,820
Houston Wire & Cable Co. (b)	1,095	5,858
Howden Joinery Group PLC	102	556
iMarketKorea, Inc.	7	60
Itochu Corp.	16,754	293,474
Kamei Corp.	2,007	33,943
Meiwa Corp.	900	4,134
Mitani Shoji Co. Ltd.	600	23,795
Pla Matels Corp.	200	1,600
Rasa Corp.	100	1,024
Shinsho Corp.	132	3,801
Yuasa Trading Co. Ltd.	600	22,121
		439,430
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	200	1,170
Qingdao Port International Co. Ltd.	3,583	2,531
		3,701

TOTAL INDUSTRIALS		1,038,045

INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 1.6%
Cisco Systems, Inc.	5,529	188,815
EVS Broadcast Equipment SA	3	113
HF Co.	153	1,636
		190,564
Electronic Equipment & Components - 0.6%
AAC Technology Holdings, Inc.	500	9,152
Dell Technologies, Inc. (b)	181	14,981
Elematec Corp.	300	6,869
Intelligent Digital Integrated Security Co. Ltd.	88	656
Lacroix SA	163	4,462
Makus, Inc.	205	807
PAX Global Technology Ltd.	2,000	1,013
Riken Kieki Co. Ltd.	500	10,807
TE Connectivity Ltd.	183	16,648
		65,395
Internet Software & Services - 1.1%
Akamai Technologies, Inc. (b)	69	3,605
Alphabet, Inc. Class A (b)	30	30,991
Aucnet, Inc.	100	1,322
AuFeminin.com SA (b)	85	2,624
CROOZ, Inc.	100	2,258
F@N Communications, Inc.	400	4,139
Kakaku.com, Inc.	511	7,017
Yahoo! Japan Corp.	4,700	21,013
YY, Inc. ADR (b)	638	57,669
Zappallas, Inc.	900	3,419
		134,057
IT Services - 4.0%
Amdocs Ltd.	1,226	79,813
Avant Corp.	200	1,670
Cielo SA	500	3,421
Computer Services, Inc.	3	146
Data#3 Ltd.	341	493
E-Credible Co. Ltd.	104	1,432
Estore Corp.	300	2,273
Future Corp.	400	4,041
Korea Information & Communication Co. Ltd. (b)	225	1,986
Leidos Holdings, Inc.	20	1,250
Neurones	7	234
Shinsegae Information & Communication Co. Ltd.	19	1,308
Sopra Steria Group	539	101,116
Tessi SA	50	10,104
The Western Union Co.	13,175	261,656
		470,943
Semiconductors & Semiconductor Equipment - 0.6%
e-LITECOM Co. Ltd.	34	217
KLA-Tencor Corp.	14	1,524
Miraial Co. Ltd.	500	6,908
Qualcomm, Inc.	795	40,553
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	368	15,577
		64,779
Software - 0.7%
eBase Co. Ltd.	200	2,582
Ebix, Inc.	301	20,453
GAMEVIL, Inc. (b)	7	396
InfoVine Co. Ltd.	43	1,135
Jastec Co. Ltd.	100	1,183
Justplanning, Inc.	100	718
KSK Co., Ltd.	100	1,500
Micro Focus International PLC sponsored ADR (b)	868	30,319
Microsoft Corp.	325	27,034
Uchida Esco Co. Ltd.	96	1,146
		86,466
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	135	22,820
Hewlett Packard Enterprise Co.	6,571	91,468
HP, Inc.	6,964	150,074
Seagate Technology LLC	1,471	54,383
TPV Technology Ltd.	22,000	3,751
		322,496

TOTAL INFORMATION TECHNOLOGY		1,334,700

MATERIALS - 1.9%
Chemicals - 1.3%
Bloomage BioTechnology Corp. Ltd.	2,500	5,223
C. Uyemura & Co. Ltd.	200	12,398
CF Industries Holdings, Inc.	216	8,204
Chokwang Paint Ltd.	34	321
Chugoku Marine Paints Ltd.	700	5,947
Fuso Chemical Co. Ltd.	200	6,403
K&S AG	802	19,450
KPX Green Chemical Co. Ltd.	34	144
Kuriyama Holdings Corp.	100	1,700
LyondellBasell Industries NV Class A	145	15,012
Nippon Soda Co. Ltd.	1,253	7,839
NOF Corp.	100	2,890
Potash Corp. of Saskatchewan, Inc.	204	3,971
Scientex Bhd	3,200	6,730
T&K Toka Co. Ltd.	200	2,329
Tae Kyung Industrial Co. Ltd.	614	2,845
Toho Acetylene Co. Ltd.	200	2,946
Yara International ASA	907	43,063
Yip's Chemical Holdings Ltd.	2,000	754
		148,169
Construction Materials - 0.1%
Ibstock PLC	334	1,101
Mitani Sekisan Co. Ltd.	200	4,843
RHI Magnesita NV	7	311
		6,255
Containers & Packaging - 0.1%
Mayr-Melnhof Karton AG	98	14,235
Metals & Mining - 0.4%
Ausdrill Ltd.	11,460	19,033
Chubu Steel Plate Co. Ltd.	300	2,103
CI Resources Ltd. (a)	16	22
CK-SAN-ETSU Co. Ltd.	100	2,675
Compania de Minas Buenaventura SA sponsored ADR	239	3,296
Mount Gibson Iron Ltd.	6,817	1,983
Orvana Minerals Corp. (b)	34	6
Pacific Metals Co. Ltd. (b)	700	20,931
Teck Resources Ltd. Class B (sub. vtg.)	7	143
		50,192

TOTAL MATERIALS		218,851

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Crown Castle International Corp.	165	17,668
Duke Realty Corp.	138	3,930
Piedmont Office Realty Trust, Inc. Class A	336	6,498
Public Storage	49	10,155
Sabra Health Care REIT, Inc.	70	1,394
Ventas, Inc.	46	2,887
		42,532
Real Estate Management & Development - 0.2%
HFF, Inc.	7	307
Leopalace21 Corp.	300	2,240
Nisshin Fudosan Co. Ltd.	2,600	18,297
		20,844

TOTAL REAL ESTATE		63,376

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	1,194	40,178
Verizon Communications, Inc.	1,493	71,470
		111,648
Wireless Telecommunication Services - 0.1%
Okinawa Cellular Telephone Co.	200	6,935

TOTAL TELECOMMUNICATION SERVICES		118,583

UTILITIES - 1.0%
Electric Utilities - 0.8%
EVN AG	7	110
Exelon Corp.	1,899	76,359
Public Power Corp. of Greece (b)	17	37
Southern Co.	332	17,330
		93,836
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	67	2,202
K&O Energy Group, Inc.	100	1,665
Rubis	14	879
Seoul City Gas Co. Ltd.	81	6,976
YESCO Co. Ltd.	191	6,491
		18,213
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	97	1,031
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	203	9,988
Water Utilities - 0.0%
Manila Water Co., Inc.	300	180

TOTAL UTILITIES		123,248

TOTAL COMMON STOCKS
(Cost $9,752,876)		10,530,063

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Steel Partners Holdings LP Series A 6.00% (b)	100	2,039
INDUSTRIALS - 0.0%
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	7	116
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	447	7,087
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $8,234)		9,242

Money Market Funds - 10.9%
Fidelity Cash Central Fund, 1.10% (c)
(Cost $1,296,478)	1,296,218	1,296,478
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $11,057,588)		11,835,783
NET OTHER ASSETS (LIABILITIES) - 0.2%		28,901
NET ASSETS - 100%		$11,864,684

Legend

 (a) Level 3 security

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,866
Total	$1,866

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,269,414	$1,683,142	$584,766	$1,506
Consumer Staples	625,519	535,531	89,988	--
Energy	416,856	360,581	56,275	--
Financials	1,758,106	1,229,645	528,461	--
Health Care	2,565,404	2,498,357	67,047	--
Industrials	1,038,161	503,518	534,643	--
Information Technology	1,334,700	1,255,835	78,865	--
Materials	225,938	152,912	73,004	22
Real Estate	63,376	42,839	20,537	--
Telecommunication Services	118,583	111,648	6,935	--
Utilities	123,248	121,583	1,665	--
Money Market Funds	1,296,478	1,296,478	--	--
Total Investments in Securities:	$11,835,783	$9,792,069	$2,042,186	$1,528

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$1,150,702
Level 2 to Level 1	$634

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Value Discovery Fund

October 31, 2017

FVD-QTLY-1217
1.809083.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
CONSUMER DISCRETIONARY - 10.1%
Leisure Products - 0.5%
Vista Outdoor, Inc. (a)	863,500	$18,055,785
Media - 7.7%
CBS Corp. Class B	732,000	41,079,840
Cinemark Holdings, Inc.	515,500	18,733,270
Interpublic Group of Companies, Inc.	1,899,200	36,559,600
John Wiley & Sons, Inc. Class A	277,085	15,142,695
Lions Gate Entertainment Corp. Class B	1,438,582	39,791,178
Time Warner, Inc.	505,900	49,724,911
Twenty-First Century Fox, Inc. Class A	1,464,800	38,304,520
WPP PLC	1,569,600	27,749,317
		267,085,331
Textiles, Apparel & Luxury Goods - 1.9%
Christian Dior SA	69,400	23,827,764
PVH Corp.	332,900	42,215,049
		66,042,813

TOTAL CONSUMER DISCRETIONARY		351,183,929

CONSUMER STAPLES - 9.1%
Beverages - 1.4%
C&C Group PLC	5,605,410	19,235,795
PepsiCo, Inc.	278,700	30,721,101
		49,956,896
Food & Staples Retailing - 2.7%
CVS Health Corp.	953,000	65,309,090
Sysco Corp.	520,100	28,927,962
		94,237,052
Food Products - 3.2%
Campbell Soup Co.	300,100	14,215,737
Kellogg Co.	484,200	30,277,026
Seaboard Corp.	3,524	15,506,023
The J.M. Smucker Co.	501,021	53,133,277
		113,132,063
Personal Products - 0.7%
Unilever NV (Certificaten Van Aandelen) (Bearer)	402,800	23,398,639
Tobacco - 1.1%
British American Tobacco PLC:
(United Kingdom)	301,200	19,460,481
sponsored ADR	284,600	18,328,240
		37,788,721

TOTAL CONSUMER STAPLES		318,513,371

ENERGY - 6.4%
Oil, Gas & Consumable Fuels - 6.4%
Chevron Corp.	494,981	57,363,348
FLEX LNG Ltd. (a)	8,303,700	10,023,810
GasLog Ltd.	383,400	6,613,650
GasLog Partners LP	1,150,300	27,319,625
Golar LNG Partners LP	1,033,400	22,497,118
Hoegh LNG Partners LP	568,048	10,764,510
Phillips 66 Co.	366,500	33,380,820
Suncor Energy, Inc.	591,600	20,085,327
Teekay Corp.	1,405,300	11,382,930
Teekay LNG Partners LP	930,115	16,044,484
Teekay Offshore Partners LP	3,451,200	8,835,072
		224,310,694
FINANCIALS - 27.9%
Banks - 12.0%
JPMorgan Chase & Co.	1,443,241	145,204,478
PNC Financial Services Group, Inc.	320,300	43,813,837
SunTrust Banks, Inc.	700,700	42,189,147
U.S. Bancorp	1,320,600	71,814,228
Wells Fargo & Co.	2,093,037	117,503,097
		420,524,787
Capital Markets - 1.3%
Goldman Sachs Group, Inc.	188,600	45,731,728
Consumer Finance - 2.9%
Capital One Financial Corp.	313,282	28,878,335
Discover Financial Services	507,800	33,783,934
Synchrony Financial	1,139,500	37,170,490
		99,832,759
Diversified Financial Services - 4.2%
Berkshire Hathaway, Inc. Class B (a)	705,431	131,873,271
Standard Life PLC	2,660,730	15,188,481
		147,061,752
Insurance - 4.6%
Allstate Corp.	353,100	33,141,966
Chubb Ltd.	234,800	35,412,536
FNF Group	512,520	19,178,498
FNFV Group (a)	441,333	7,612,994
Prudential PLC	1,161,980	28,521,236
The Travelers Companies, Inc.	288,113	38,160,567
		162,027,797
Mortgage Real Estate Investment Trusts - 2.9%
AGNC Investment Corp.	1,719,499	34,613,515
Annaly Capital Management, Inc.	3,168,795	36,314,391
MFA Financial, Inc.	3,555,164	29,294,551
		100,222,457

TOTAL FINANCIALS		975,401,280

HEALTH CARE - 14.8%
Biotechnology - 3.6%
Amgen, Inc.	472,800	82,844,016
Dyax Corp. rights 12/31/19 (a)(b)	635,500	2,128,925
Shire PLC sponsored ADR	283,905	41,912,895
		126,885,836
Health Care Providers & Services - 4.7%
Aetna, Inc.	181,800	30,911,454
Anthem, Inc.	151,400	31,674,394
Cigna Corp.	329,600	65,003,712
McKesson Corp.	255,300	35,200,764
		162,790,324
Pharmaceuticals - 6.5%
Allergan PLC	270,600	47,958,438
Bayer AG	356,400	46,360,148
Johnson & Johnson	452,508	63,084,140
Pfizer, Inc.	1,109,200	38,888,552
Sanofi SA sponsored ADR	684,500	32,363,160
		228,654,438

TOTAL HEALTH CARE		518,330,598

INDUSTRIALS - 6.3%
Aerospace & Defense - 1.7%
United Technologies Corp.	486,800	58,299,168
Machinery - 0.7%
Deere & Co.	184,990	24,581,471
Professional Services - 2.4%
Dun & Bradstreet Corp.	375,900	43,916,397
Nielsen Holdings PLC	1,098,400	40,717,688
		84,634,085
Road & Rail - 1.0%
Union Pacific Corp.	291,500	33,752,785
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	366,500	19,292,560

TOTAL INDUSTRIALS		220,560,069

INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 3.1%
Cisco Systems, Inc.	1,582,118	54,029,330
F5 Networks, Inc. (a)	165,100	20,021,677
Harris Corp.	202,000	28,142,640
Juniper Networks, Inc.	249,900	6,205,017
		108,398,664
Electronic Equipment & Components - 0.9%
TE Connectivity Ltd.	356,602	32,440,084
Internet Software & Services - 2.6%
Alphabet, Inc. Class A (a)	47,300	48,862,792
comScore, Inc. (a)(c)	569,100	16,999,017
VeriSign, Inc. (a)(c)	211,600	22,751,232
		88,613,041
IT Services - 1.9%
Amdocs Ltd.	349,400	22,745,940
Cognizant Technology Solutions Corp. Class A	336,800	25,485,656
The Western Union Co.	936,200	18,592,932
		66,824,528
Software - 0.1%
Black Knight, Inc. (a)	102,659	4,655,586
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	242,800	41,042,912

TOTAL INFORMATION TECHNOLOGY		341,974,815

MATERIALS - 3.4%
Chemicals - 1.8%
LyondellBasell Industries NV Class A	374,600	38,782,338
Monsanto Co.	211,600	25,624,760
		64,407,098
Containers & Packaging - 1.6%
Ball Corp.	636,800	27,337,824
Graphic Packaging Holding Co.	1,827,700	28,311,073
		55,648,897

TOTAL MATERIALS		120,055,995

REAL ESTATE - 1.0%
Real Estate Management & Development - 1.0%
CBRE Group, Inc. (a)	886,800	34,868,976
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	1,209,000	57,874,830
UTILITIES - 4.3%
Electric Utilities - 4.0%
Exelon Corp.	1,361,100	54,729,831
PPL Corp.	867,900	32,598,324
Xcel Energy, Inc.	1,010,500	50,039,960
		137,368,115
Gas Utilities - 0.3%
WGL Holdings, Inc.	127,700	10,943,890

TOTAL UTILITIES		148,312,005

TOTAL COMMON STOCKS
(Cost $2,947,977,885)		3,311,386,562

Money Market Funds - 6.1%
Fidelity Cash Central Fund, 1.10% (d)	187,519,737	187,557,241
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	25,682,101	25,684,669
TOTAL MONEY MARKET FUNDS
(Cost $213,223,795)		213,241,910
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $3,161,201,680)		3,524,628,472
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(32,171,008)
NET ASSETS - 100%		$3,492,457,464

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$529,491
Fidelity Securities Lending Cash Central Fund	21,894
Total	$551,385

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$351,183,929	$323,434,612	$27,749,317	$--
Consumer Staples	318,513,371	275,654,251	42,859,120	--
Energy	224,310,694	224,310,694	--	--
Financials	975,401,280	946,880,044	28,521,236	--
Health Care	518,330,598	469,841,525	46,360,148	2,128,925
Industrials	220,560,069	220,560,069	--	--
Information Technology	341,974,815	341,974,815	--	--
Materials	120,055,995	120,055,995	--	--
Real Estate	34,868,976	34,868,976	--	--
Telecommunication Services	57,874,830	57,874,830	--	--
Utilities	148,312,005	148,312,005	--	--
Money Market Funds	213,241,910	213,241,910	--	--
Total Investments in Securities:	$3,524,628,472	$3,377,009,726	$145,489,821	$2,128,925

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$36,277,432
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Low-Priced Stock Fund

October 31, 2017

LPS-QTLY-1217
1.809099.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.5%
Auto Components - 1.2%
Adient PLC	486,037	$41,002
ASTI Corp. (a)(b)	189,700	7,591
Cooper Tire & Rubber Co.	24,082	790
ElringKlinger AG (a)	777,800	13,531
G-Tekt Corp.	76,600	1,640
Gentex Corp.	2,692,950	52,270
GUD Holdings Ltd.	269,473	2,463
Hertz Global Holdings, Inc. (a)(c)	341,900	8,503
Hi-Lex Corp.	1,471,000	37,210
INFAC Corp.	325,139	1,397
INZI Controls Co. Ltd. (b)	1,516,000	8,176
Motonic Corp. (b)	3,250,000	26,858
Murakami Corp. (b)	819,600	24,048
Nippon Seiki Co. Ltd.	2,764,000	64,050
Piolax, Inc. (b)	2,603,100	72,015
S&T Holdings Co. Ltd. (b)	859,329	12,720
Samsung Climate Control Co. Ltd. (b)	499,950	5,388
Sewon Precision Industries Co. Ltd. (b)	500,000	7,647
SJM Co. Ltd. (b)	1,282,000	5,997
SJM Holdings Co. Ltd. (b)	1,332,974	5,609
Strattec Security Corp. (b)	317,000	14,630
Sungwoo Hitech Co. Ltd.	1,888,517	11,334
TBK Co. Ltd.	969,300	4,462
Yachiyo Industry Co. Ltd.	938,700	12,581
Yutaka Giken Co. Ltd. (b)	1,285,900	29,255
		471,167
Distributors - 0.2%
Central Automotive Products Ltd.	78,900	1,284
Chori Co. Ltd.	450,700	8,213
Nakayamafuku Co. Ltd.	920,800	6,322
PALTAC Corp.	126,600	5,028
SPK Corp. (b)	265,500	7,680
Uni-Select, Inc.	1,724,800	37,274
		65,801
Diversified Consumer Services - 0.7%
American Public Education, Inc. (c)	748,800	14,976
Clip Corp. (b)	284,900	2,326
Collectors Universe, Inc.	200,000	4,952
Cross-Harbour Holdings Ltd.	2,430,000	3,887
Houghton Mifflin Harcourt Co. (c)	1,381,300	13,675
Meiko Network Japan Co. Ltd.	450,000	5,215
Service Corp. International	156,000	5,532
ServiceMaster Global Holdings, Inc. (c)	394,662	18,593
Shingakukai Holdings Co. Ltd.	151,200	873
Step Co. Ltd. (b)	1,128,000	15,551
Weight Watchers International, Inc. (a)(b)(c)	3,694,000	165,934
		251,514
Hotels, Restaurants & Leisure - 0.6%
Ark Restaurants Corp. (b)	192,020	4,608
Bojangles', Inc. (c)	8,997	110
Brinker International, Inc. (a)	123,760	3,802
BRONCO BILLY Co. Ltd. (a)	47,000	1,220
Create Restaurants Holdings, Inc.	1,084,100	11,621
El Pollo Loco Holdings, Inc. (a)(c)	98,500	1,133
Flanigans Enterprises, Inc.	76,829	1,660
Greggs PLC	866,600	14,663
Hiday Hidaka Corp. (b)	2,254,022	66,223
Ibersol SGPS SA	795,925	11,543
ILG, Inc.	416,040	12,344
Intralot SA (c)	99,800	124
Koshidaka Holdings Co. Ltd.	198,280	8,021
Kura Corp. Ltd.	96,300	4,308
Monarch Casino & Resort, Inc. (c)	37,500	1,673
Nagacorp Ltd.	488,000	394
Ohsho Food Service Corp.	99,800	4,173
Sportscene Group, Inc. Class A (b)(c)	347,200	1,803
St. Marc Holdings Co. Ltd.	969,800	29,305
The Monogatari Corp.	215,800	15,900
The Restaurant Group PLC	6,804,700	27,447
TORIDOLL Holdings Corp.	96,000	3,083
		225,158
Household Durables - 3.8%
Abbey PLC (b)	1,859,400	31,189
Barratt Developments PLC (b)	75,643,600	657,550
Bellway PLC	4,099,400	198,729
D.R. Horton, Inc.	3,185,073	140,812
Dorel Industries, Inc. Class B (sub. vtg.)	2,770,400	72,240
Emak SpA	4,594,700	9,912
First Juken Co. Ltd. (b)	1,466,400	23,349
Hamilton Beach Brands Holding Co. Class B (c)	185,192	7,180
Helen of Troy Ltd. (b)(c)	1,930,650	179,357
Henry Boot PLC	3,408,600	14,543
Iida Group Holdings Co. Ltd.	232,000	4,451
M/I Homes, Inc.	207,180	6,920
P&F Industries, Inc. Class A (b)	328,848	2,450
PulteGroup, Inc.	495,800	14,988
Q.E.P. Co., Inc. (c)	31,350	903
Sanei Architecture Planning Co. Ltd. (b)	1,267,600	28,210
Stanley Furniture Co., Inc.	279,500	307
Taylor Morrison Home Corp. (c)	374,000	9,032
Token Corp.	671,000	80,911
Toll Brothers, Inc.	125,310	5,769
		1,488,802
Internet & Direct Marketing Retail - 0.3%
Belluna Co. Ltd. (b)	7,388,000	83,940
Liberty Interactive Corp. QVC Group Series A (c)	1,223,510	27,798
		111,738
Leisure Products - 0.2%
Accell Group NV (b)	1,872,700	57,197
Amer Group PLC (A Shares)	167,800	4,177
Fenix Outdoor AB Class B (c)(d)	32,298	0
Kabe Husvagnar AB (B Shares)	290,098	6,740
Mars Engineering Corp.	554,600	11,297
Mattel, Inc. (a)	455,600	6,433
Miroku Corp.	736,000	3,299
Vista Outdoor, Inc. (c)	49,300	1,031
		90,174
Media - 0.8%
Corus Entertainment, Inc. Class B (non-vtg.)	613,300	5,690
Discovery Communications, Inc. Class A (a)(c)	1,784,130	33,684
Gannett Co., Inc.	1,218,310	10,599
Gray Television, Inc. (c)	385,510	6,002
Harte-Hanks, Inc. (c)	775,962	807
Hyundai HCN	2,723,979	8,892
Informa PLC	443,146	4,102
Intage Holdings, Inc. (b)	3,489,300	45,787
Interpublic Group of Companies, Inc.	520,440	10,018
Ipsos SA	9,294	344
ITE Group PLC	91,097	215
KK Culture Holdings Ltd. (c)	16,204,000	4,881
Lions Gate Entertainment Corp. Class B	152,900	4,229
Live Nation Entertainment, Inc. (c)	433,000	18,957
MSG Network, Inc. Class A (c)	258,954	4,493
Multiplus SA	536,800	6,236
Pico Far East Holdings Ltd.	19,408,000	8,210
Proto Corp.	246,400	3,546
RKB Mainichi Broadcasting Corp.	44,500	2,187
Saga Communications, Inc. Class A	383,500	16,778
Salem Communications Corp. Class A	53,116	340
Sky Network Television Ltd.	6,122,745	10,474
STW Group Ltd.	4,294,060	3,024
Tegna, Inc.	1,208,650	14,782
Television Broadcasts Ltd.	3,607,600	13,642
TOW Co. Ltd. (b)	1,917,500	15,152
TVA Group, Inc. Class B (non-vtg.) (c)	3,236,703	9,509
Twenty-First Century Fox, Inc.:
Class A	917,550	23,994
Class B	47,107	1,199
Viacom, Inc. Class B (non-vtg.)	553,900	13,310
WOWOW INC.	193,100	6,020
		307,103
Multiline Retail - 2.5%
Lifestyle China Group Ltd. (c)	35,642,000	11,879
Lifestyle International Holdings Ltd.	37,134,500	50,932
Next PLC (b)	13,749,900	898,670
Watts Co. Ltd. (b)	1,010,800	10,375
		971,856
Specialty Retail - 10.8%
Aaron's, Inc. Class A	147,970	5,445
Abercrombie & Fitch Co. Class A (a)(b)	5,208,580	69,951
Adastria Co. Ltd.	288,800	6,295
AT-Group Co. Ltd.	1,146,600	27,667
AutoCanada, Inc. (a)	209,100	3,778
AutoZone, Inc. (c)	780,918	460,351
Bed Bath & Beyond, Inc. (b)	9,181,000	182,702
Best Buy Co., Inc. (b)	18,020,020	1,008,761
BMTC Group, Inc. (b)	3,810,000	39,131
Bonia Corp. Bhd	2,503,000	390
Bonjour Holdings Ltd.	4,067,000	159
Buffalo Co. Ltd.	97,500	1,019
Cars.com, Inc. (a)	451,803	10,762
Cash Converters International Ltd.	23,116,988	6,369
Chico's FAS, Inc.	1,351,150	10,796
Delek Automotive Systems Ltd.	771,900	5,794
DSW, Inc. Class A	4,505,130	86,273
Dunelm Group PLC	680,600	6,617
Ff Group (b)(c)	4,568,900	95,691
Formosa Optical Technology Co. Ltd.	1,362,000	2,861
Fourlis Holdings SA	291,500	1,891
GameStop Corp. Class A (a)(b)	9,980,931	186,544
GNC Holdings, Inc. Class A	814,422	5,571
Goldlion Holdings Ltd.	22,986,000	9,016
Guess?, Inc. (b)	5,208,463	84,429
Halfords Group PLC	1,253,900	5,504
Hour Glass Ltd.	8,729,400	4,355
IA Group Corp. (b)	123,140	4,128
JB Hi-Fi Ltd.	111,070	1,947
John David Group PLC	8,279,100	39,321
Jumbo SA (b)	10,499,768	168,783
K's Holdings Corp.	3,449,600	79,170
Ku Holdings Co. Ltd.	890,700	8,375
Le Chateau, Inc. Class B (sub. vtg.) (c)	650,000	71
Leon's Furniture Ltd.	195,100	2,960
Lewis Group Ltd.	1,128,100	2,172
Mr. Bricolage SA (b)	901,275	17,679
Nafco Co. Ltd. (b)	2,029,900	31,442
Office Depot, Inc.	999,390	3,098
Pal Group Holdings Co. Ltd.	599,000	17,028
Ross Stores, Inc.	16,262,500	1,032,506
Sa Sa International Holdings Ltd.	3,378,000	1,225
Sacs Bar Holdings, Inc.	387,900	4,727
Sally Beauty Holdings, Inc. (c)	920,050	15,926
Second Chance Properties Ltd.	1,889,800	367
Second Chance Properties Ltd. warrants 1/23/20 (c)	1,941,600	19
Sonic Automotive, Inc. Class A (sub. vtg.)	1,097,100	21,777
The Buckle, Inc. (a)(b)	4,714,800	77,558
Urban Outfitters, Inc. (a)(c)	3,510,600	86,080
USS Co. Ltd.	7,096,300	143,450
Vitamin Shoppe, Inc. (c)	731,108	3,363
Workman Co. Ltd. (b)	2,311,700	72,058
Zumiez, Inc. (c)	320,312	5,654
		4,169,006
Textiles, Apparel & Luxury Goods - 1.4%
Anta Sports Products Ltd.	599,000	2,680
Best Pacific International Holdings Ltd.	5,044,000	2,922
Daphne International Holdings Ltd. (c)	868,000	59
Embry Holdings Ltd.	2,263,000	731
Emerald Expositions Events, Inc.	171,500	3,994
Fossil Group, Inc. (a)(c)	2,027,450	15,976
Gerry Weber International AG (Bearer)	48,200	596
Gildan Activewear, Inc.	7,737,000	236,770
Handsome Co. Ltd. (b)	2,125,000	57,017
JLM Couture, Inc. (b)(c)(d)	167,867	562
Makalot Industrial Co. Ltd.	906,000	4,194
McRae Industries, Inc.	25,240	883
Michael Kors Holdings Ltd. (c)	128,185	6,257
Movado Group, Inc.	247,692	6,861
Portico International Holdings (c)	10,679,000	3,696
Steven Madden Ltd. (c)	808,210	31,520
Sun Hing Vision Group Holdings Ltd. (b)	20,767,000	8,465
Tapestry, Inc.	985,600	40,360
Texwinca Holdings Ltd.	52,054,000	31,427
Victory City International Holdings Ltd.	94,833,225	2,468
Wolverine World Wide, Inc.	261,500	7,139
Youngone Corp.	500,000	15,383
Youngone Holdings Co. Ltd. (b)	889,600	44,556
Yue Yuen Industrial (Holdings) Ltd.	5,334,500	20,445
		544,961

TOTAL CONSUMER DISCRETIONARY		8,697,280

CONSUMER STAPLES - 8.8%
Beverages - 1.6%
A.G. Barr PLC	3,221,320	26,719
Baron de Ley SA (c)	138,800	18,108
Beluga Group Pjsc (c)	88,932	972
Britvic PLC	6,756,200	67,927
C&C Group PLC	2,464,000	8,456
Jinro Distillers Co. Ltd.	47,081	1,455
Kweichow Moutai Co. Ltd. (A Shares)	250,000	23,287
Monster Beverage Corp. (c)	7,028,074	407,136
Muhak Co. Ltd. (b)	2,799,256	45,440
Olvi PLC (A Shares)	104,123	3,402
Spritzer Bhd	5,120,400	2,722
Stock Spirits Group PLC	97,100	325
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	2,799,936	7,250
		613,199
Food & Staples Retailing - 5.1%
Amsterdam Commodities NV	145,800	4,090
Aoki Super Co. Ltd.	234,000	2,680
Australasian Foods Holdco Pty Ltd. (d)	3,481,102	2,398
Belc Co. Ltd. (b)	1,773,800	98,976
Cosmos Pharmaceutical Corp. (b)	1,232,000	256,507
Create SD Holdings Co. Ltd. (b)	5,796,900	145,919
Daikokutenbussan Co. Ltd.	607,100	27,639
Dong Suh Companies, Inc.	1,600,000	39,353
Genky Stores, Inc. (a)	768,000	28,338
Halows Co. Ltd. (b)	1,360,200	30,833
Kroger Co.	2,600,650	53,833
Kusuri No Aoki Holdings Co. Ltd.	862,900	47,890
Majestic Wine PLC	3,054,413	15,030
McColl's Retail Group PLC	1,609,957	6,110
Medical System Network Co. Ltd.	72,800	345
Metro, Inc. Class A (sub. vtg.) (b)	25,823,599	812,880
North West Co., Inc.	101,200	2,469
Performance Food Group Co. (c)	154,400	4,370
Qol Co. Ltd.	1,939,500	35,671
Retail Partners Co. Ltd.	460,900	5,354
Safeway, Inc.:
rights (c)(d)	16,069,900	0
rights (c)(d)	16,069,900	2,893
Sligro Food Group NV	549,100	24,699
Sundrug Co. Ltd.	3,390,500	147,550
Tesco PLC	10,841,700	26,124
Thai President Foods PCL (c)	536,488	3,012
Total Produce PLC	9,343,900	25,241
United Natural Foods, Inc. (c)	1,212,198	46,997
Valor Holdings Co. Ltd.	511,100	11,624
Yaoko Co. Ltd.	1,006,700	49,412
		1,958,237
Food Products - 2.0%
Aryzta AG	1,397,720	44,370
Bakkafrost	431	19
Cranswick PLC	637,449	26,076
Dean Foods Co.	768,900	7,497
Devro PLC	2,579,900	8,344
Dutch Lady Milk Industries Bhd	100,000	1,419
Food Empire Holdings Ltd. (b)	42,381,000	20,054
Fresh Del Monte Produce, Inc. (b)	5,076,612	225,960
Hilton Food Group PLC (e)	701,100	8,306
Japan Meat Co. Ltd.	315,600	5,048
Kaveri Seed Co. Ltd.	82,484	732
Lamb Weston Holdings, Inc.	48,604	2,478
Lifeway Foods, Inc. (c)	246,600	2,481
Mitsui Sugar Co. Ltd.	367,700	12,579
Nam Yang Dairy Products	10,500	6,161
Natori Co. Ltd.	170,200	3,080
Omega Protein Corp.	445,200	9,750
Origin Enterprises PLC (b)	9,632,295	76,297
Pacific Andes International Holdings Ltd. (c)(d)	107,920,500	2,595
Pacific Andes Resources Development Ltd. (c)(d)	207,240,893	3,345
Pickles Corp.	104,200	1,848
Rocky Mountain Chocolate Factory, Inc. (b)	456,713	5,252
S Foods, Inc.	420,900	16,007
Seaboard Corp.	41,428	182,288
Select Harvests Ltd.	4,645,024	16,709
Sunjin Co. Ltd. (b)	1,627,260	22,559
Sunjin Co. Ltd. rights 11/9/17 (c)	749,695	2,313
Synear Food Holdings Ltd. (c)(d)	38,027,000	0
The Hain Celestial Group, Inc. (c)	998,400	35,962
Want Want China Holdings Ltd.	16,526,000	13,515
		763,044
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (c)	133,100	4,913
Personal Products - 0.1%
Coty, Inc. Class A	592,000	9,117
Grape King Bio Ltd.	1,748,000	10,063
Natural Alternatives International, Inc. (c)	106,271	1,126
Sarantis SA (b)	2,096,900	30,166
		50,472
Tobacco - 0.0%
Karelia Tobacco Co., Inc. (d)	1,686	593

TOTAL CONSUMER STAPLES		3,390,458

ENERGY - 2.8%
Energy Equipment & Services - 0.8%
AKITA Drilling Ltd. Class A (non-vtg.)	1,542,000	8,319
Bristow Group, Inc. (a)	495,693	4,679
Cathedral Energy Services Ltd. (c)	1,389,500	1,572
Divestco, Inc. (c)	3,035,500	141
Ensco PLC Class A (a)	11,721,890	63,181
Fugro NV (Certificaten Van Aandelen) (c)	1,658,900	21,382
Geospace Technologies Corp. (b)(c)	1,203,016	18,069
Gulfmark Offshore, Inc. Class A (b)(c)	2,661,200	351
John Wood Group PLC	715,400	6,760
Nabors Industries Ltd.	850,321	4,787
National Oilwell Varco, Inc.	24,282	830
Oceaneering International, Inc.	243,022	4,914
Oil States International, Inc. (c)	2,482,975	57,233
PHX Energy Services Corp. (c)	1,434,000	2,501
Precision Drilling Corp. (c)	194,500	583
Prosafe ASA (c)	194,502	393
RigNet, Inc. (c)	69,090	1,206
Shinko Plantech Co. Ltd.	1,230,300	10,623
Solstad Offshore ASA (c)	2,165,062	1,582
Total Energy Services, Inc.	2,150,700	25,323
Unit Corp.(b)(c)	4,526,032	84,727
		319,156
Oil, Gas & Consumable Fuels - 2.0%
Adams Resources & Energy, Inc.	146,241	6,280
Andeavor	1,281,300	136,125
Beach Energy Ltd.	16,525,887	12,332
Boardwalk Pipeline Partners, LP	742,960	10,416
Bonavista Energy Corp.	291,500	619
Contango Oil & Gas Co. (b)(c)	2,071,650	8,266
Denbury Resources, Inc. (a)(c)	7,938,171	9,764
Enagas SA	97,212	2,800
Eni SpA	7,679,600	125,546
Fuji Kosan Co. Ltd. (b)	667,400	3,566
Great Eastern Shipping Co. Ltd.	5,100,000	30,765
Hankook Shell Oil Co. Ltd.	50,000	17,709
HollyFrontier Corp.	102,297	3,780
International Seaways, Inc.	24,417	492
James Fisher and Sons PLC	114,300	2,362
KyungDong City Gas Co. Ltd.	208,063	6,346
Kyungdong Invest Co. Ltd.	84,315	3,469
Marathon Oil Corp.	3,056,302	43,461
Michang Oil Industrial Co. Ltd. (b)	173,900	13,547
Murphy Oil Corp. (a)	7,857,810	210,196
NACCO Industries, Inc. Class A	184,892	7,692
Newfield Exploration Co. (c)	373,657	11,505
Southwestern Energy Co. (c)	274,770	1,525
Star Petroleum Refining PCL	6,655,700	3,486
Thai Oil PCL (For. Reg.)	388,900	1,194
Uehara Sei Shoji Co. Ltd.	169,300	6,672
Warrior Metropolitan Coal, Inc.	1,303,800	33,925
Whitecap Resources, Inc.	448,600	3,220
Whiting Petroleum Corp. (c)	216,929	1,304
World Fuel Services Corp.	1,967,290	54,691
WPX Energy, Inc. (c)	1,024,424	11,556
		784,611

TOTAL ENERGY		1,103,767

FINANCIALS - 10.5%
Banks - 1.0%
ACNB Corp.	114,673	3,199
Associated Banc-Corp.	426,080	10,780
Bank Ireland Group PLC (c)	11,988,277	93,632
Bank of America Corp.	158,060	4,329
Bar Harbor Bankshares	55,420	1,675
Boston Private Financial Holdings, Inc.	230,750	3,669
Camden National Corp.	58,084	2,507
Cathay General Bancorp	739,200	30,899
Central Pacific Financial Corp.	156,060	4,857
Central Valley Community Bancorp	99,850	2,017
Codorus Valley Bancorp, Inc. (b)	689,305	21,810
Dah Sing Banking Group Ltd.	1,792,000	3,965
Dimeco, Inc.	37,962	1,405
East West Bancorp, Inc.	97,400	5,828
First Bancorp, Puerto Rico (c)	7,435,157	38,291
Hope Bancorp, Inc.	640,700	11,821
Huntington Bancshares, Inc.	470,780	6,497
KeyCorp	400,700	7,313
LCNB Corp.	383,260	7,819
Northrim Bancorp, Inc.	112,100	3,643
Norwood Financial Corp. (a)	61,763	1,845
OFG Bancorp (a)	342,058	3,044
Regions Financial Corp.	249,620	3,864
SpareBank 1 SR-Bank ASA (primary capital certificate)	1,291,650	14,311
Sparebanken More (primary capital certificate)	218,334	7,110
Sparebanken Nord-Norge	2,424,500	19,145
Trico Bancshares	523,325	21,676
United Community Bank, Inc.	49,920	1,369
Van Lanschot NV (Bearer)	1,112,040	33,751
		372,071
Capital Markets - 0.5%
AllianceBernstein Holding LP	720,800	18,633
Banca Generali SpA	129,300	4,259
Brighthouse Financial, Inc.	63,502	3,949
Close Brothers Group PLC	144,600	2,668
Cowen Group, Inc. Class A (c)	678,900	10,184
Federated Investors, Inc. Class B (non-vtg.)	148,670	4,619
Franklin Resources, Inc.	1,083,144	45,633
Invesco Ltd.	152,770	5,468
Lazard Ltd. Class A	295,700	14,058
State Street Corp.	245,000	22,540
Tullett Prebon PLC	606,600	4,387
Waddell & Reed Financial, Inc. Class A (a)	2,661,450	49,743
		186,141
Consumer Finance - 0.7%
Aeon Credit Service (Asia) Co. Ltd.	13,348,000	10,471
Ally Financial, Inc.	381,770	9,976
H&T Group PLC	564,200	2,491
Nicholas Financial, Inc. (c)	376,267	3,322
OneMain Holdings, Inc. (c)	129,800	4,124
Santander Consumer U.S.A. Holdings, Inc.	4,293,300	71,441
Synchrony Financial	5,784,060	188,676
		290,501
Diversified Financial Services - 0.3%
Far East Horizon Ltd.	2,627,000	2,610
Leucadia National Corp.	112,730	2,852
Newship Ltd. (c)(d)	2,500	916
Ricoh Leasing Co. Ltd.	801,700	28,810
Scandinavian Tobacco Group A/S	2,059,613	34,820
Varex Imaging Corp.	98,500	3,385
Voya Financial, Inc.	1,395,980	56,063
		129,456
Insurance - 7.1%
AEGON NV	49,890,100	294,544
AFLAC, Inc.	311,514	26,133
April	2,407,700	40,106
ASR Nederland NV	583,300	23,917
Assurant, Inc. (b)	2,870,300	288,896
Aub Group Ltd.	257,552	2,608
Axis Capital Holdings Ltd.	2,795,400	152,042
CNO Financial Group, Inc.	170,240	4,081
FBD Holdings PLC (c)	151,900	1,584
Genworth Financial, Inc. Class A (c)	7,216,400	23,886
Great-West Lifeco, Inc.	48,600	1,352
Hartford Financial Services Group, Inc.	2,645,700	145,646
Hiscox Ltd.	251,194	4,764
Hyundai Fire & Marine Insurance Co. Ltd.	114,734	4,654
James River Group Holdings Ltd.	291,360	12,330
Lincoln National Corp.	5,391,200	408,545
MetLife, Inc.	790,953	42,379
National Western Life Group, Inc.	129,114	46,169
NN Group NV	1,205,694	50,504
Primerica, Inc.	195,190	17,274
RenaissanceRe Holdings Ltd.	1,847,000	255,551
Sony Financial Holdings, Inc.	2,715,400	45,112
Torchmark Corp.	222,047	18,681
Universal Insurance Holdings, Inc. (a)	182,220	4,346
Unum Group (b)	15,804,443	822,463
		2,737,567
Mortgage Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	14,975,600	171,620
MFA Financial, Inc.	347,420	2,863
		174,483
Thrifts & Mortgage Finance - 0.4%
ASAX Co. Ltd.	116,400	1,866
Genworth MI Canada, Inc.	4,189,100	130,177
Genworth Mortgage Insurance Ltd.	6,470,875	14,065
Meridian Bancorp, Inc. Maryland	262,800	5,177
Nationstar Mortgage Holdings, Inc. (c)	523,195	10,187
		161,472

TOTAL FINANCIALS		4,051,691

HEALTH CARE - 12.7%
Biotechnology - 1.2%
Amgen, Inc.	2,602,843	456,070
Health Care Equipment & Supplies - 0.9%
Ansell Ltd.	289,707	5,321
Apex Biotechnology Corp.	1,400,000	1,533
Arts Optical International Holdings Ltd. (b)	24,033,000	7,270
Atrion Corp.	8,690	5,715
Boston Scientific Corp. (c)	376,410	10,592
Exactech, Inc. (c)	99,820	4,177
Hoshiiryou Sanki Co. Ltd. (b)	312,464	11,327
Huvitz Co. Ltd.	50,000	610
Microlife Corp.	3,683,500	9,020
Nakanishi, Inc.	651,100	29,508
Pacific Hospital Supply Co. Ltd.	1,454,000	3,652
Prim SA (b)	1,504,900	17,407
ResMed, Inc.	102,220	8,605
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	972,000	698
St.Shine Optical Co. Ltd.	2,450,000	59,913
Supermax Corp. Bhd	23,500,000	9,829
Techno Medica Co. Ltd.	40,500	704
Top Glove Corp. Bhd	1,000,034	1,512
Utah Medical Products, Inc. (b)	368,669	27,798
Zimmer Biomet Holdings, Inc.	1,010,300	122,873
		338,064
Health Care Providers & Services - 9.3%
Addus HomeCare Corp. (c)	53,720	1,934
Aetna, Inc.	4,449,284	756,512
Almost Family, Inc. (c)	449,300	19,882
Anthem, Inc.	1,946,800	407,290
DVx, Inc. (b)	731,000	8,876
Grupo Casa Saba SA de CV (c)(d)	11,473,200	0
Hanger, Inc. (b)(c)	2,627,112	31,263
Hi-Clearance, Inc.	1,489,000	4,748
LHC Group, Inc. (c)	249,600	16,676
Lifco AB	623,200	22,333
Medica Sur SA de CV	356,000	729
MEDNAX, Inc. (c)	173,456	7,596
Premier, Inc. (c)	150,400	4,914
Ship Healthcare Holdings, Inc.	137,600	4,303
Sigma Healthcare Ltd.	4,526,693	2,616
The Ensign Group, Inc.	199,700	4,609
Tokai Corp.	179,200	8,044
Triple-S Management Corp. (b)(c)	1,807,100	43,388
Tsukui Corp.	950,900	6,842
U.S. Physical Therapy, Inc.	49,320	3,351
United Drug PLC (United Kingdom)	5,907,100	72,532
UnitedHealth Group, Inc.	10,282,620	2,161,603
WIN-Partners Co. Ltd. (b)	2,646,900	32,609
		3,622,650
Health Care Technology - 0.1%
Addlife AB	403,100	7,945
Computer Programs & Systems, Inc. (a)	145,811	4,396
HMS Holdings Corp. (c)	149,770	2,882
ND Software Co. Ltd. (b)	1,261,200	15,363
Pharmagest Interactive	9,698	534
		31,120
Life Sciences Tools & Services - 0.0%
Bruker Corp.	139,790	4,389
VWR Corp. (c)	160,376	5,308
		9,697
Pharmaceuticals - 1.2%
Akorn, Inc. (c)	96,950	3,158
Apex Healthcare Bhd	47,600	55
Bliss Gvs Pharma Ltd. (c)	4,600,000	12,337
Daewon Pharmaceutical Co. Ltd. (b)	1,782,271	28,453
Daewoong Co. Ltd.	350,000	4,868
Dawnrays Pharmaceutical Holdings Ltd.	11,633,000	6,889
DepoMed, Inc. (c)	148,770	720
DongKook Pharmaceutical Co. Ltd. (b)	623,700	34,585
FDC Ltd. (c)	3,250,000	9,589
Fuji Pharma Co. Ltd.	394,300	14,276
Genomma Lab Internacional SA de CV (c)	4,099,500	4,783
Indivior PLC (c)	17,371,700	85,736
Innoviva, Inc. (c)	311,330	3,811
Korea United Pharm, Inc.	239,629	5,176
Kwang Dong Pharmaceutical Co. Ltd. (b)	3,100,000	22,458
Kyung Dong Pharmaceutical Co. Ltd.	480,000	8,457
Lee's Pharmaceutical Holdings Ltd.	8,556,598	7,667
Novo Nordisk A/S Series B sponsored ADR	1,166,489	58,079
Phibro Animal Health Corp. Class A	149,210	5,618
Recordati SpA	1,797,100	83,546
Torrent Pharmaceuticals Ltd.	150,000	2,942
Tsumura & Co.	599,000	22,263
Whanin Pharmaceutical Co. Ltd. (b)	1,750,000	32,556
		458,022

TOTAL HEALTH CARE		4,915,623

INDUSTRIALS - 7.8%
Aerospace & Defense - 0.1%
Aerojet Rocketdyne Holdings, Inc. (c)	331,906	10,482
Astronics Corp. (c)	79,000	2,718
Austal Ltd.	1,477,588	1,996
Engility Holdings, Inc. (c)	972,074	32,730
		47,926
Air Freight & Logistics - 0.0%
Air T, Inc. (b)(c)	201,301	3,885
Yusen Logistics Co. Ltd.	650,000	8,575
		12,460
Airlines - 0.1%
Air New Zealand Ltd.	1,244,275	2,810
JetBlue Airways Corp. (c)	1,095,500	20,979
Spirit Airlines, Inc. (c)	36,000	1,335
		25,124
Building Products - 0.1%
Continental Building Products, Inc. (c)	431,600	11,524
Gibraltar Industries, Inc. (c)	111,500	3,707
Kondotec, Inc. (b)	1,639,800	17,412
		32,643
Commercial Services & Supplies - 0.7%
Acme United Corp.	25,060	564
Aeon Delight Co. Ltd.	119,900	4,488
AJIS Co. Ltd. (b)	934,900	20,093
Asia File Corp. Bhd	4,480,000	3,208
Calian Technologies Ltd. (b)	675,600	17,397
Civeo Corp. (b)(c)	12,491,520	26,107
Essendant, Inc. (b)	2,160,538	20,914
Fursys, Inc. (b)	950,000	28,634
Interface, Inc.	240,720	5,488
IWG PLC	878,200	2,512
Knoll, Inc.	142,560	3,025
Lion Rock Group Ltd.	20,135,640	3,949
Loomis AB (B Shares)	127,800	5,128
Mears Group PLC	875,594	5,271
Mitie Group PLC	14,176,900	44,625
Nac Co. Ltd.	523,000	4,457
NICE Total Cash Management Co., Ltd. (b)	1,375,000	12,667
VICOM Ltd.	2,950,500	12,468
VSE Corp. (b)	874,717	42,949
		263,944
Construction & Engineering - 1.3%
AECOM (c)	7,133,815	250,112
Arcadis NV	2,515,409	58,162
Astaldi SpA (c)	2,589,900	17,950
Boustead Projs. Pte Ltd.	1,081,987	691
Boustead Singapore Ltd.	4,389,600	2,898
C-Cube Corp.	337,900	1,752
Daiichi Kensetsu Corp. (b)	1,809,900	23,774
Geumhwa PSC Co. Ltd. (b)	360,000	12,879
Jacobs Engineering Group, Inc.	242,608	14,122
KBR, Inc.	1,311,803	25,751
Kyeryong Construction Industrial Co. Ltd. (b)(c)	675,000	10,806
Meisei Industrial Co. Ltd.	1,156,400	8,094
Mirait Holdings Corp.	589,300	7,701
Nippon Rietec Co. Ltd.	1,223,900	13,431
Quanta Services, Inc. (c)	73,990	2,792
Severfield PLC	2,892,333	2,507
Shinnihon Corp.	1,648,500	14,653
ShoLodge, Inc. (b)(c)(d)	443,162	0
Sterling Construction Co., Inc. (c)	499,200	8,911
Toshiba Plant Systems & Services Corp.	172,000	2,967
United Integrated Services Co.	5,143,500	9,216
		489,169
Electrical Equipment - 0.7%
Aichi Electric Co. Ltd.	325,800	9,491
Aros Quality Group AB	759,400	21,362
AZZ, Inc.	1,198,000	57,264
Bharat Heavy Electricals Ltd.	30,750,000	46,541
Chiyoda Integre Co. Ltd.	344,900	8,401
Hamilton Beach Brands Holding Co. Class A	184,892	7,168
Hammond Power Solutions, Inc. Class A	474,000	3,178
I-Sheng Electric Wire & Cable Co. Ltd. (b)	12,500,000	18,001
Korea Electric Terminal Co. Ltd. (b)	700,000	43,825
Servotronics, Inc. (b)	170,700	1,497
TKH Group NV (depositary receipt)	898,500	60,547
		277,275
Industrial Conglomerates - 1.3%
Carr's Group PLC	2,335,900	4,467
DCC PLC (United Kingdom) (b)	4,942,000	468,649
Mytilineos Holdings SA (c)	906,400	9,492
Reunert Ltd.	1,779,900	8,754
		491,362
Machinery - 1.7%
Aalberts Industries NV (b)	8,086,800	398,886
Allison Transmission Holdings, Inc.	263,759	11,207
ASL Marine Holdings Ltd. (b)(c)	47,316,013	3,922
Foremost Income Fund (c)	2,141,103	8,589
Gencor Industries, Inc. (c)	168,371	3,048
Global Brass & Copper Holdings, Inc.	49,320	1,726
Haitian International Holdings Ltd.	7,274,000	21,771
Hurco Companies, Inc.	311,330	13,932
Hwacheon Machine Tool Co. Ltd. (b)	219,900	10,207
Hyster-Yale Materials Handling:
Class A (b)	217,170	17,046
Class B (b)	310,000	24,332
Ihara Science Corp. (b)	1,041,400	18,889
Jaya Holdings Ltd. (b)	3,239,440	69
Kyowakogyosyo Co. Ltd.	49,400	2,405
Luxfer Holdings PLC sponsored ADR	320,900	3,973
Maruzen Co. Ltd. (b)	1,664,000	31,791
Miller Industries, Inc.	77,000	2,175
Mincon Group PLC	2,257,978	2,788
Mirle Automation Corp.	100,000	153
Nadex Co. Ltd. (b)	833,100	7,389
Nakano Refrigerators Co. Ltd.	26,900	958
Nitchitsu Co. Ltd.	58,300	1,154
Rexnord Corp. (c)	216,700	5,530
Semperit AG Holding	484,800	14,174
SIMPAC, Inc.	583,000	2,268
Takamatsu Machinery Co. Ltd.	385,900	3,696
Techno Smart Corp. (b)	589,300	9,200
Tocalo Co. Ltd. (b)	824,400	33,266
Trinity Industrial Corp.	756,000	6,146
		660,690
Marine - 0.0%
SITC International Holdings Co. Ltd.	4,719,000	4,549
Tokyo Kisen Co. Ltd. (b)	869,000	6,145
		10,694
Professional Services - 0.4%
Akka Technologies SA	474,200	28,613
Asiakastieto Group Oyj	81,066	2,153
Boardroom Ltd.	2,695,242	1,246
CBIZ, Inc. (c)	162,900	2,761
Clarius Group Ltd. (c)	2,909,372	163
ICF International, Inc. (c)	203,600	10,933
McMillan Shakespeare Ltd.	2,214,297	26,692
SHL-JAPAN Ltd.	106,600	1,954
Sporton International, Inc.	306,028	1,554
Stantec, Inc.	2,046,700	58,477
Synergie SA	133,600	7,237
TriNet Group, Inc. (c)	184,520	6,407
TrueBlue, Inc. (c)	622,250	16,863
		165,053
Road & Rail - 0.8%
Alps Logistics Co. Ltd. (b)	2,991,000	22,133
Avis Budget Group, Inc. (c)	379,000	15,634
Chilled & Frozen Logistics Holdings Co. Ltd.	1,280,700	16,962
CSX Corp.	226,213	11,408
Daqin Railway Co. Ltd. (A Shares)	26,000,000	35,660
Hamakyorex Co. Ltd. (b)	1,312,300	36,825
Higashi Twenty One Co. Ltd.	262,100	878
Roadrunner Transportation Systems, Inc. (b)(c)	3,778,862	33,254
Sakai Moving Service Co. Ltd. (b)	1,173,100	68,166
Trancom Co. Ltd. (b)	895,800	54,430
Universal Logistics Holdings, Inc. (b)	1,527,700	32,998
		328,348
Trading Companies & Distributors - 0.5%
AddTech AB (B Shares)	1,290,600	28,597
AerCap Holdings NV (c)	243,018	12,792
Goodfellow, Inc. (b)(c)	757,100	5,018
HD Supply Holdings, Inc. (c)	514,194	18,197
HERIGE	63,853	2,834
Houston Wire & Cable Co. (c)	79,800	427
KS Energy Services Ltd. (c)	13,793,900	293
Lumax International Corp. Ltd.	3,123,900	5,970
Meiwa Corp.	1,798,500	8,262
Mitani Shoji Co. Ltd.	769,900	30,533
MRC Global, Inc. (c)	69,707	1,195
Otec Corp.	130,200	1,733
Parker Corp. (b)	2,325,000	14,754
Richelieu Hardware Ltd.	910,900	23,858
Senshu Electric Co. Ltd. (b)	937,000	20,734
Strongco Corp. (b)(c)	889,588	1,241
Tanaka Co. Ltd.	38,300	270
TECHNO ASSOCIE Co. Ltd.	267,100	3,261
Titan Machinery, Inc. (c)	898,700	13,382
Totech Corp. (b)	969,800	17,659
		211,010
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd.	1,353,500	7,920
Meiko Transportation Co. Ltd.	869,000	9,908
Qingdao Port International Co. Ltd.	4,928,000	3,481
Sinwa Ltd. (b)	21,359,800	3,839
		25,148

TOTAL INDUSTRIALS		3,040,846

INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 0.1%
ADTRAN, Inc.	212,180	4,477
Black Box Corp. (b)	1,559,211	4,834
Cisco Systems, Inc.	94,160	3,216
CommScope Holding Co., Inc. (c)	272,791	8,768
Juniper Networks, Inc.	174,740	4,339
Tessco Technologies, Inc.	27,578	441
		26,075
Electronic Equipment & Components - 6.0%
A&D Co. Ltd.	748,800	3,548
AAC Technology Holdings, Inc.	356,500	6,526
AVX Corp.	286,660	5,401
Beijer Electronics AB (c)	168,300	647
Bel Fuse, Inc. Class A	88,700	2,288
Cardtronics PLC (c)	425,442	9,743
CDW Corp.	371,086	25,976
Corning, Inc.	159,160	4,983
CTS Corp.	397,000	10,798
Daido Signal Co. Ltd.	103,000	468
DigiTech Systems Co., Ltd. (c)(d)	725,000	0
Dynapack International Technology Corp.	3,200,000	5,436
Elec & Eltek International Co. Ltd.	1,561,600	2,436
Elematec Corp. (b)	1,236,600	28,314
Excel Co. Ltd. (b)	789,400	17,614
Hi-P International Ltd.	15,974,000	21,914
Hon Hai Precision Industry Co. Ltd. (Foxconn)	182,476,140	678,125
IDIS Holdings Co. Ltd. (b)	800,000	9,123
Image Sensing Systems, Inc. (c)	67,466	226
Intelligent Digital Integrated Security Co. Ltd. (b)	900,010	6,713
INTOPS Co. Ltd. (b)	1,719,800	16,151
Isra Vision AG (b)	349,400	67,521
Jabil, Inc.	637,992	18,042
Keysight Technologies, Inc. (c)	2,808,900	125,474
Kingboard Chemical Holdings Ltd. (b)	79,870,000	473,503
Kingboard Laminates Holdings Ltd.	3,900,500	6,550
Mesa Laboratories, Inc. (b)	236,500	37,710
Muramoto Electronic Thailand PCL (For. Reg.) (b)	1,334,700	9,361
Nippo Ltd. (b)(c)	771,500	3,060
PAX Global Technology Ltd.	4,269,000	2,161
Philips Lighting NV	116,000	4,395
Pinnacle Technology Holdings Ltd.	7,773,100	10,792
Redington India Ltd.	14,700,000	35,802
ScanSource, Inc. (b)(c)	2,194,100	94,237
Shibaura Electronics Co. Ltd. (b)	665,300	27,170
Sigmatron International, Inc. (b)(c)	251,779	2,372
Simplo Technology Co. Ltd.	6,300,000	36,268
SYNNEX Corp. (b)	2,828,000	381,441
Tomen Devices Corp. (b)	590,000	16,732
Tripod Technology Corp.	1,472,000	5,421
TTM Technologies, Inc. (c)	1,495,714	23,602
UKC Holdings Corp. (b)	1,362,100	23,445
VST Holdings Ltd. (b)	126,190,800	58,717
Wayside Technology Group, Inc.	71,234	987
Wireless Telecom Group, Inc. (c)	394,100	670
Yageo Corp.	398,823	3,169
		2,325,032
Internet Software & Services - 0.1%
Aucnet, Inc.	174,900	2,313
eBay, Inc. (c)	98,500	3,708
Gabia, Inc. (b)	975,000	4,761
Liquidity Services, Inc. (c)	291,522	1,662
MongoDB, Inc. Class A	60,400	1,841
NetGem SA	889,900	2,550
Pandora Media, Inc. (c)	49,300	360
Softbank Technology Corp. (a)	268,900	5,023
Web.com Group, Inc. (c)	513,900	12,385
Yahoo! Japan Corp.	2,876,800	12,862
		47,465
IT Services - 4.1%
ALTEN	679,800	59,509
Amdocs Ltd.	6,767,260	440,549
Argo Graphics, Inc.	412,200	13,467
Blackhawk Network Holdings, Inc. (c)	169,100	5,741
Computer Services, Inc.	270,564	13,122
CSE Global Ltd. (b)	42,593,700	11,718
CSRA, Inc.	4,950,113	158,354
Data#3 Ltd.	2,936,553	4,248
Dimerco Data System Corp.	510,000	602
DXC Technology Co.	91,422	8,367
E-Credible Co. Ltd.	129,349	1,782
eClerx Services Ltd.	1,791,278	35,412
EOH Holdings Ltd.	6,926,100	51,637
Estore Corp.	297,200	2,252
EVERTEC, Inc.	1,763,900	26,459
ExlService Holdings, Inc. (c)	186,958	11,670
First Data Corp. Class A (c)	512,309	9,124
Genpact Ltd.	136,200	4,147
GetBusy PLC	39,793	22
Hackett Group, Inc.	85,970	1,327
HIQ International AB	534,600	3,832
Indra Sistemas (b)(c)	13,677,700	196,607
Know IT AB (b)	1,498,300	27,383
Leidos Holdings, Inc.	670,970	41,949
Luxoft Holding, Inc. (c)	96,010	4,469
Net 1 UEPS Technologies, Inc. (c)	542,454	4,953
Nice Information & Telecom, Inc.	53,000	1,142
Perficient, Inc. (c)	554,160	10,778
Rolta India Ltd. (c)	2,699,942	2,346
Societe Pour L'Informatique Industrielle SA (b)	1,735,300	44,975
Softcreate Co. Ltd.	630,400	9,238
Sword Group	174,716	7,164
The Western Union Co.	18,896,270	375,280
TravelSky Technology Ltd. (H Shares)	1,831,000	4,741
Vantiv, Inc. (c)	72,000	5,040
		1,599,406
Semiconductors & Semiconductor Equipment - 0.9%
Axell Corp. (b)	798,700	5,595
Boe Varitronix Ltd.	7,565,000	5,537
Diodes, Inc. (c)	213,500	7,332
Entegris, Inc.	480,390	15,733
Integrated Device Technology, Inc. (c)	559,480	17,383
Lasertec Corp.	73,900	1,626
Leeno Industrial, Inc.	600,000	27,475
Melexis NV	1,896,900	190,048
Miraial Co. Ltd.	188,200	2,600
Nanometrics, Inc. (c)	332,600	9,403
ON Semiconductor Corp. (c)	832,759	17,754
Phison Electronics Corp.	1,900,000	22,601
Powertech Technology, Inc.	9,000,000	28,160
Trio-Tech International (b)(c)	240,300	1,361
United Microelectronics Corp.	5,408,000	2,793
		355,401
Software - 3.7%
Activision Blizzard, Inc.	193,998	12,705
AdaptIT Holdings Ltd.	2,632,900	1,359
ANSYS, Inc. (c)	4,139,600	565,925
Aspen Technology, Inc. (c)	138,243	8,919
Ebix, Inc. (a)(b)	2,731,687	185,618
ICT Automatisering NV (b)	524,100	7,970
IGE + XAO SA	34,629	4,445
InfoVine Co. Ltd. (b)	175,000	4,617
init innovation in traffic systems AG	121,513	2,756
Jorudan Co. Ltd. (b)	455,600	4,248
KPIT Cummins Infosystems Ltd.	9,000,000	20,606
KSK Co., Ltd. (b)	556,400	8,345
Micro Focus International PLC	118,300	4,156
Micro Focus International PLC sponsored ADR (c)	734,223	25,646
Nucleus Software Exports Ltd. (c)	1,082,129	5,789
Oracle Corp.	10,040,974	511,086
Pegasystems, Inc.	156,271	9,111
Pro-Ship, Inc.	264,400	5,830
RealPage, Inc. (c)	262,325	11,359
Reckon Ltd.	92,034	88
Synopsys, Inc. (c)	26,260	2,272
Vitec Software Group AB	828,900	8,416
Zensar Technologies Ltd.	800,000	9,780
		1,421,046
Technology Hardware, Storage & Peripherals - 3.4%
Compal Electronics, Inc.	72,000,000	53,036
Hewlett Packard Enterprise Co.	5,346,606	74,425
HP, Inc.	7,902,486	170,299
Seagate Technology LLC (b)	25,597,090	946,324
Super Micro Computer, Inc. (c)	403,781	8,035
TPV Technology Ltd.	72,880,000	12,425
Xerox Corp.	2,306,620	69,914
		1,334,458

TOTAL INFORMATION TECHNOLOGY		7,108,883

MATERIALS - 3.5%
Chemicals - 2.5%
Axalta Coating Systems (c)	498,200	16,565
C. Uyemura & Co. Ltd.	401,800	24,908
Chase Corp. (b)	724,400	86,023
Core Molding Technologies, Inc. (a)(b)	484,745	11,251
Deepak Fertilisers and Petrochemicals Corp. Ltd. (b)	4,500,000	32,953
Deepak Nitrite Ltd. (c)	3,500,000	11,738
EcoGreen International Group Ltd. (b)	52,486,080	10,630
FMC Corp.	1,397,700	129,790
Fujikura Kasei Co., Ltd. (b)	2,838,800	17,907
Fuso Chemical Co. Ltd.	698,900	22,374
Gujarat Narmada Valley Fertilizers Co.	6,350,000	51,330
Gujarat State Fertilizers & Chemicals Ltd. (b)	28,900,000	71,659
Honshu Chemical Industry Co. Ltd. (b)	798,700	9,671
Innospec, Inc.	753,208	46,586
JSR Corp.	243,300	4,716
K&S AG (a)	972,100	23,576
KPC Holdings Corp.	43,478	2,788
KPX Chemical Co. Ltd.	163,083	10,983
KPX Green Chemical Co. Ltd.	250,000	1,059
Miwon Chemicals Co. Ltd.	55,095	3,099
Miwon Commercial Co. Ltd. (c)	13,819	2,843
Muto Seiko Co. Ltd. (c)	249,600	2,587
Nihon Parkerizing Co. Ltd.	304,100	4,985
Nippon Soda Co. Ltd.	1,649,000	10,317
Olin Corp.	91,500	3,342
PolyOne Corp.	98,650	4,545
Potash Corp. of Saskatchewan, Inc.	1,706,600	33,217
SK Kaken Co. Ltd.	339,000	28,165
Soken Chemical & Engineer Co. Ltd. (b)	698,300	15,197
T&K Toka Co. Ltd. (b)	1,423,600	16,576
Thai Carbon Black PCL (For. Reg.) (c)	12,013,300	18,533
Thai Rayon PCL:
(For. Reg.)	2,847,500	4,886
NVDR	89,700	154
UPL Ltd.	875,000	10,801
Victrex PLC	9,644	307
Vivimed Labs Ltd. (c)	600,000	1,157
Yara International ASA	4,364,200	207,203
Yip's Chemical Holdings Ltd.	26,898,000	10,137
		964,558
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (c)	704,300	4,477
Mitani Sekisan Co. Ltd. (b)	1,560,400	37,787
RHI Magnesita NV	93,169	4,137
		46,401
Containers & Packaging - 0.4%
AMVIG Holdings Ltd.	3,634,000	1,029
Ball Corp.	328,804	14,116
Berry Global Group, Inc. (c)	205,734	12,231
Chuoh Pack Industry Co. Ltd. (b)	441,600	5,477
Graphic Packaging Holding Co.	132,600	2,054
Kohsoku Corp. (b)	1,819,600	21,197
Owens-Illinois, Inc. (c)	94,160	2,249
Pact Group Holdings Ltd.	592,008	2,628
Samhwa Crown & Closure Co. Ltd.	50,000	2,415
Sealed Air Corp.	119,650	5,292
Silgan Holdings, Inc.	324,300	9,486
The Pack Corp. (b)	1,634,300	56,788
UFP Technologies, Inc. (c)	103,712	3,200
		138,162
Metals & Mining - 0.4%
Alcoa Corp.	207,620	9,920
Alconix Corp. (b)	2,220,200	38,975
Ausdrill Ltd.	2,194,225	3,644
Chubu Steel Plate Co. Ltd.	433,900	3,041
Compania de Minas Buenaventura SA sponsored ADR	2,362,619	32,581
Freeport-McMoRan, Inc. (c)	112,130	1,568
Granges AB	422,500	4,378
Hill & Smith Holdings PLC	985,600	17,305
Newmont Mining Corp.	50,520	1,827
Orosur Mining, Inc. (c)	3,114,500	555
Orvana Minerals Corp. (c)	800,879	140
Pacific Metals Co. Ltd. (c)	364,400	10,896
Petra Diamonds Ltd. (c)	2,158,200	2,207
Steel Dynamics, Inc.	147,970	5,506
Tohoku Steel Co. Ltd. (b)	655,300	12,234
Tokyo Tekko Co. Ltd. (b)	798,100	15,098
Universal Stainless & Alloy Products, Inc. (c)	87,427	1,792
Webco Industries, Inc. (c)(d)	7,988	635
		162,302
Paper & Forest Products - 0.1%
Kapstone Paper & Packaging Corp.	81,580	1,832
Louisiana-Pacific Corp. (c)	100,000	2,718
Stella-Jones, Inc. (c)	600,000	23,440
Western Forest Products, Inc.	2,038,800	4,140
		32,130

TOTAL MATERIALS		1,343,553

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.2%
CareTrust (REIT), Inc.	221,460	4,186
CBL & Associates Properties, Inc. (a)	99,800	782
Colony NorthStar, Inc.	1,010,202	12,405
Corporate Office Properties Trust (SBI)	117,200	3,742
Corrections Corp. of America	1,242,476	30,639
Four Corners Property Trust, Inc.	343,520	8,478
Healthcare Realty Trust, Inc.	111,200	3,585
Nsi NV	8,727	331
Senior Housing Properties Trust (SBI)	61,710	1,135
Spirit Realty Capital, Inc.	99,800	829
Store Capital Corp.	210,100	5,187
VEREIT, Inc.	3,605,920	28,451
WP Glimcher, Inc.	196,600	1,539
		101,289
Real Estate Management & Development - 0.7%
Anabuki Kosan, Inc.	45,050	1,201
BUWOG-Gemeinnuetzige Wohnung	182,293	5,258
CBRE Group, Inc. (c)	162,050	6,372
Century21 Real Estate Japan Ltd.	101,800	1,226
Devine Ltd. (c)	1,843,771	536
IMMOFINANZ Immobilien Anlagen AG	1,071,300	2,709
Leopalace21 Corp.	4,449,300	33,224
LSL Property Services PLC	1,425,638	4,421
Realogy Holdings Corp.	164,750	5,326
Relo Holdings Corp.	7,188,300	177,965
Selvaag Bolig ASA	1,219,000	4,447
Servcorp Ltd.	452,284	1,928
Sino Land Ltd.	2,904,000	5,003
Tejon Ranch Co. (a)(c)	452,099	8,522
Wing Tai Holdings Ltd.	1,803,000	3,175
		261,313

TOTAL REAL ESTATE		362,602

UTILITIES - 0.6%
Electric Utilities - 0.3%
Exelon Corp.	2,945,690	118,446
Hawaiian Electric Industries, Inc.	95,550	3,484
		121,930
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	13,931	458
GAIL India Ltd.	2,000,000	14,369
Hokuriku Gas Co.	160,100	4,028
K&O Energy Group, Inc.	562,500	9,365
Keiyo Gas Co. Ltd.	621,000	3,245
South Jersey Industries, Inc.	257,959	8,763
Star Gas Partners LP	394,700	4,369
		44,597
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd (b)	32,700,045	27,121
Mega First Corp. Bhd warrants 4/8/20 (b)(c)	3,800,000	1,625
The AES Corp.	335,490	3,566
		32,312
Multi-Utilities - 0.1%
CMS Energy Corp.	570,355	27,588
Water Utilities - 0.0%
Manila Water Co., Inc.	5,883,800	3,536

TOTAL UTILITIES		229,963

TOTAL COMMON STOCKS
(Cost $15,436,990)		34,244,666

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Alpargatas SA (PN)	811,100	4,289
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	1,005
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 7.50% (d)(f)	6,741	1,478
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Steel Partners Holdings LP Series A 6.00% (c)	168,433	3,434
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	1,604,000	25,429
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $24,340)		35,635
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8.25% 2/28/27 (Cost $11,600)(f)	4,822	3,905
	Shares	Value (000s)

Money Market Funds - 12.0%
Fidelity Cash Central Fund, 1.10% (g)	4,409,245,743	4,410,128
Fidelity Securities Lending Cash Central Fund 1.11% (g)(h)	249,740,707	249,766
TOTAL MONEY MARKET FUNDS
(Cost $4,659,286)		4,659,894
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $20,132,216)		38,944,100
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(205,193)
NET ASSETS - 100%		$38,738,907

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated company

 (c) Non-income producing

 (d) Level 3 security

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,383,000 or 0.0% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$12,756
Fidelity Securities Lending Cash Central Fund	903
Total	$13,659

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Aalberts Industries NV	$357,923	$--	$4,952	$--	$3,452	$42,463	$398,886
Abbey PLC	30,976	--	51	196	42	222	31,189
Abercrombie & Fitch Co. Class A	51,336	--	112	1,043	(112)	18,839	69,951
Accell Group NV	57,199	--	93	--	39	52	57,197
Air T, Inc.	3,276	--	6	--	4	611	3,885
AJIS Co. Ltd.	18,967	--	33	--	21	1,138	20,093
Alconix Corp.	22,007	--	59	231	37	16,990	38,975
Alps Logistics Co. Ltd.	21,604	--	40	215	21	548	22,133
Ark Restaurants Corp.	4,524	--	160	48	(8)	252	4,608
Arts Optical International Holdings Ltd.	8,599	--	12	62	--	(1,317)	7,270
ASL Marine Holdings Ltd.	4,442	--	7	--	--	(513)	3,922
Assurant, Inc.	322,168	--	18,386	1,577	13,477	(28,363)	288,896
ASTI Corp.	5,592	--	585	--	408	2,176	7,591
Atwood Oceanics, Inc.	57,677	--	--	--	--	136,316	--
Axell Corp.	5,428	--	24	--	(78)	269	5,595
Barratt Developments PLC	615,294	--	1,114	34,221	879	42,491	657,550
Bed Bath & Beyond, Inc.	274,957	--	316	1,379	(97)	(91,842)	182,702
Belc Co. Ltd.	80,741	--	158	466	134	18,259	98,976
Belluna Co. Ltd.	87,499	--	2,239	369	735	(2,055)	83,940
Best Buy Co., Inc.	1,088,006	--	37,256	6,137	20,163	(62,152)	1,008,761
Black Box Corp.	12,338	--	9	--	(34)	(7,461)	4,834
BMTC Group, Inc.	39,153	--	3,638	333	3,471	145	39,131
Calian Technologies Ltd.	15,187	--	28	128	20	2,218	17,397
Chase Corp.	78,401	--	138	--	132	7,628	86,023
Chilled & Frozen Logistics Holdings Co. Ltd.	15,688	--	432	102	136	1,570	--
Chuoh Pack Industry Co. Ltd.	5,111	--	9	71	5	370	5,477
Civeo Corp.	24,148	--	50	--	13	1,996	26,107
Clip Corp.	2,382	--	5	--	2	(53)	2,326
Codorus Valley Bancorp, Inc.	18,561	--	245	89	71	3,423	21,810
Contango Oil & Gas Co.	12,450	--	15	--	2	(4,171)	8,266
Core Molding Technologies, Inc.	13,648	--	4,890	32	1,666	827	11,251
Cosmos Pharmaceutical Corp.	262,818	--	435	--	413	(6,289)	256,507
Create SD Holdings Co. Ltd.	146,994	--	237	--	182	(1,020)	145,919
CSE Global Ltd.	13,065	--	17	391	1	(1,331)	11,718
Daewon Pharmaceutical Co. Ltd.	29,918	--	--	--	--	(1,465)	28,453
Daiichi Kensetsu Corp.	22,034	--	37	--	19	1,758	23,774
DCC PLC (United Kingdom)	464,436	--	32,421	--	28,752	7,882	468,649
Deepak Fertilisers and Petrochemicals Corp. Ltd.	33,595	--	8,684	454	4,344	3,698	32,953
DongKook Pharmaceutical Co. Ltd.	33,526	--	--	--	--	1,059	34,585
DVx, Inc.	8,368	--	15	--	11	512	8,876
Ebix, Inc.	158,009	--	290	205	280	27,619	185,618
EcoGreen International Group Ltd.	10,836	--	16	101	5	(195)	10,630
Elematec Corp.	22,459	--	41	247	24	5,872	28,314
Essendant, Inc.	27,007	--	46	303	(4)	(6,043)	20,914
Excel Co. Ltd.	10,314	--	27	126	14	7,313	17,614
Ff Group	109,703	--	154	--	77	(13,935)	95,691
First Juken Co. Ltd.	21,090	--	40	255	30	2,269	23,349
Food Empire Holdings Ltd.	20,674	--	32	--	20	(608)	20,054
Fresh Del Monte Produce, Inc.	262,477	--	1,107	765	547	(35,957)	225,960
Fuji Kosan Co. Ltd.	3,565	--	6	--	--	7	3,566
Fujikura Kasei Co., Ltd.	16,713	--	27	182	7	1,214	17,907
Fursys, Inc.	28,374	--	--	--	--	260	28,634
Gabia, Inc.	5,328	--	--	--	--	(567)	4,761
GameStop Corp. Class A	216,839	--	320	3,799	22	(29,997)	186,544
Genky Stores, Inc.	28,711	--	46	--	39	(366)	--
Geospace Technologies Corp.	18,545	--	36	--	(3)	(437)	18,069
Geumhwa PSC Co. Ltd.	12,086	--	--	--	--	793	12,879
Goodfellow, Inc.	4,738	--	8	--	5	283	5,018
Guess?, Inc.	68,134	--	134	1,174	(48)	16,477	84,429
Gujarat State Fertilizers & Chemicals Ltd.	65,224	--	3,184	1,037	622	8,997	71,659
Gulfmark Offshore, Inc. Class A	413	--	--	--	(1)	(61)	351
Halows Co. Ltd.	29,437	--	49	134	36	1,409	30,833
Hamakyorex Co. Ltd.	34,778	--	64	236	37	2,074	36,825
Handsome Co. Ltd.	68,497	--	--	--	--	(11,480)	57,017
Hanger, Inc.	30,525	--	48	--	(44)	830	31,263
Helen of Troy Ltd.	196,442	--	1,892	--	1,804	(16,997)	179,357
Hiday Hidaka Corp.	60,332	--	108	333	86	5,913	66,223
Honshu Chemical Industry Co. Ltd.	7,501	--	332	65	72	2,430	9,671
Hoshiiryou Sanki Co. Ltd.	11,966	--	19	50	9	(629)	11,327
Hurco Companies, Inc.	16,735	62	6,714	31	3,620	229	--
Hwacheon Machine Tool Co. Ltd.	11,663	--	--	--	--	(1,456)	10,207
Hyster-Yale Materials Handling Class A	15,417	--	30	66	26	1,633	17,046
Hyster-Yale Materials Handling Class B	21,967	--	--	94	--	2,365	24,332
I-Sheng Electric Wire & Cable Co. Ltd.	17,852	--	--	7	--	149	18,001
IA Group Corp.	3,759	--	7	59	1	375	4,128
ICT Automatisering NV	9,019	--	1,325	--	177	99	7,970
IDIS Holdings Co. Ltd.	9,322	--	--	--	--	(199)	9,123
Ihara Science Corp.	20,475	--	31	--	23	(1,578)	18,889
Indra Sistemas	212,977	--	926	--	(368)	(15,076)	196,607
InfoVine Co. Ltd.	4,250	--	--	--	--	367	4,617
Intage Holdings, Inc.	35,728	--	69	--	52	10,076	45,787
Intelligent Digital Integrated Security Co. Ltd.	6,509	--	--	--	--	204	6,713
INTOPS Co. Ltd.	18,044	--	--	63	--	(1,893)	16,151
INZI Controls Co. Ltd.	6,917	--	--	--	--	1,259	8,176
Isra Vision AG	65,170	--	1,063	--	908	2,506	67,521
Jaya Holdings Ltd.	206	--	--	--	(24)	(113)	69
JLM Couture, Inc.	511	--	--	--	(2)	53	562
Jorudan Co. Ltd.	4,478	--	6	47	2	(226)	4,248
Jumbo SA	176,166	--	289	--	232	(7,326)	168,783
Kingboard Chemical Holdings Ltd.	370,346	--	12,905	6,144	6,992	109,070	473,503
Know IT AB	24,210	--	40	--	22	3,191	27,383
Kohsoku Corp.	18,103	--	32	204	17	3,109	21,197
Kondotec, Inc.	14,958	--	28	157	24	2,458	17,412
Korea Electric Terminal Co. Ltd.	44,065	--	--	--	--	(240)	43,825
KSK Co., Ltd.	7,360	--	12	--	8	989	8,345
Kwang Dong Pharmaceutical Co. Ltd.	23,334	--	--	--	--	(876)	22,458
Kyeryong Construction Industrial Co. Ltd.	11,076	--	280	--	(20)	30	10,806
Maruzen Co. Ltd.	27,369	--	56	177	44	4,434	31,791
Mega First Corp. Bhd	29,328	--	--	155	--	(2,207)	27,121
Mega First Corp. Bhd warrants 4/8/20	1,794	--	43	--	43	(169)	1,625
Mesa Laboratories, Inc.	34,239	--	60	38	58	3,473	37,710
Metro, Inc. Class A (sub. vtg.)	876,121	--	1,417	5,636	1,343	(63,167)	812,880
Michang Oil Industrial Co. Ltd.	13,913	--	--	--	--	(366)	13,547
Mitani Sekisan Co. Ltd.	36,788	--	59	100	48	1,010	37,787
Motonic Corp.	28,729	--	--	--	--	(1,871)	26,858
Mr. Bricolage SA	16,992	--	29	--	11	705	17,679
Muhak Co. Ltd.	56,738	--	--	--	--	(11,298)	45,440
Murakami Corp.	17,692	--	35	105	29	6,362	24,048
Muramoto Electronic Thailand PCL (For. Reg.)	9,120	--	16	--	6	251	9,361
Nac Co. Ltd.	8,739	--	3,890	96	(3,795)	3,403	--
Nadex Co. Ltd.	6,782	--	12	66	7	612	7,389
Nafco Co. Ltd.	32,256	--	51	308	18	(781)	31,442
Nakayamafuku Co. Ltd.	7,504	--	913	--	(187)	(82)	--
ND Software Co. Ltd.	13,121	--	27	76	15	2,254	15,363
Next PLC	720,096	--	4,499	8,155	2,638	180,435	898,670
NICE Total Cash Management Co., Ltd.	12,891	--	--	--	--	(224)	12,667
Nippo Ltd.	2,397	--	4	--	1	666	3,060
Nucleus Software Exports Ltd.	9,766	--	6,112	--	3,142	(1,007)	--
Nutraceutical International Corp.	41,542	--	41,542	--	27,850	(27,850)	--
Origin Enterprises PLC	75,152	--	128	--	38	1,235	76,297
P&F Industries, Inc. Class A	1,986	--	4	16	1	467	2,450
Parker Corp.	12,168	--	25	93	19	2,592	14,754
Piolax, Inc.	72,133	--	118	354	109	(109)	72,015
Prim SA	19,681	--	29	29	8	(2,253)	17,407
Qol Co. Ltd.	31,384	--	57	217	39	4,305	--
RenaissanceRe Holdings Ltd.	326,272	--	52,563	600	44,178	(62,336)	--
Roadrunner Transportation Systems, Inc.	26,420	--	57	--	14	6,877	33,254
Rocky Mountain Chocolate Factory, Inc.	5,440	--	10	55	3	(181)	5,252
S&T Holdings Co. Ltd.	12,660	--	--	--	--	60	12,720
Sakai Moving Service Co. Ltd.	59,548	--	3,218	141	2,409	9,427	68,166
Samsung Climate Control Co. Ltd.	5,669	--	--	--	--	(281)	5,388
Sanei Architecture Planning Co. Ltd.	22,654	--	40	458	27	5,569	28,210
Sarantis SA	30,582	--	49	--	32	(399)	30,166
ScanSource, Inc.	87,029	--	161	--	132	7,237	94,237
Seagate Technology LLC	842,744	2,216	1,431	16,152	1,008	101,787	946,324
Select Harvests Ltd.	18,238	--	29	--	8	(1,508)	--
Senshu Electric Co. Ltd.	18,882	--	35	148	20	1,867	20,734
Servotronics, Inc.	1,623	--	3	--	--	(123)	1,497
Sewon Precision Industries Co. Ltd.	7,366	--	--	37	--	281	7,647
Shibaura Electronics Co. Ltd.	22,486	--	44	--	37	4,691	27,170
ShoLodge, Inc.	0	--	--	--	--	--	0
Sigmatron International, Inc.	2,108	--	3	--	2	265	2,372
Sinwa Ltd.	3,473	--	7	79	3	370	3,839
SJM Co. Ltd.	6,651	--	--	--	--	(654)	5,997
SJM Holdings Co. Ltd.	6,082	--	--	--	--	(473)	5,609
Societe Pour L'Informatique Industrielle SA	46,192	--	73	210	59	(1,203)	44,975
Soken Chemical & Engineer Co. Ltd.	9,827	--	23	--	11	5,382	15,197
SPK Corp.	7,050	--	11	68	7	634	7,680
Sportscene Group, Inc. Class A	1,827	--	3	--	2	(23)	1,803
Step Co. Ltd.	14,962	--	24	162	17	596	15,551
Strattec Security Corp.	11,271	--	20	44	9	3,370	14,630
Strongco Corp.	943	--	2	--	(2)	302	1,241
Sun Hing Vision Group Holdings Ltd.	8,362	--	13	505	3	113	8,465
Sunjin Co. Ltd.	27,026	--	--	--	--	(4,467)	22,559
SYNNEX Corp.	336,853	--	611	850	539	44,660	381,441
T&K Toka Co. Ltd.	15,676	--	26	193	20	906	16,576
Techno Smart Corp.	9,054	--	1,891	38	1,032	1,005	9,200
The Buckle, Inc.	80,756	--	121	1,181	(43)	(3,034)	77,558
The Pack Corp.	53,010	--	95	--	56	3,817	56,788
Tocalo Co. Ltd.	31,573	--	54	297	39	1,708	33,266
Tohoku Steel Co. Ltd.	9,449	--	20	68	15	2,790	12,234
Tokyo Kisen Co. Ltd.	5,800	--	6	--	4	347	6,145
Tokyo Tekko Co. Ltd.	16,460	--	25	64	6	(1,343)	15,098
Tomen Devices Corp.	12,893	--	27	--	4	3,862	16,732
Totech Corp.	17,623	--	29	116	23	42	17,659
TOW Co. Ltd.	15,331	--	24	--	16	(171)	15,152
Trancom Co. Ltd.	44,353	--	76	286	75	10,078	54,430
Trio-Tech International	1,129	--	2	--	--	234	1,361
Triple-S Management Corp.	29,777	--	2,789	--	633	15,767	43,388
UKC Holdings Corp.	20,506	--	39	337	17	2,961	23,445
Unit Corp.	81,511	--	146	--	(27)	3,389	84,727
Universal Logistics Holdings, Inc.	22,264	--	54	107	192	10,596	32,998
Unum Group	801,555	--	9,351	3,635	3,644	26,615	822,463
Utah Medical Products, Inc.	25,516	--	45	98	41	2,286	27,798
VSE Corp.	45,427	--	81	--	64	(2,461)	42,949
VST Holdings Ltd.	33,659	--	83	--	47	25,094	58,717
Watts Co. Ltd.	15,539	--	1,936	144	533	(3,761)	10,375
Weight Watchers International, Inc.	148,520	--	21,458	--	6,851	32,021	165,934
Whanin Pharmaceutical Co. Ltd.	30,861	--	--	--	--	1,695	32,556
WIN-Partners Co. Ltd.	33,644	--	57	--	44	(1,022)	32,609
Workman Co. Ltd.	70,361	--	117	--	97	1,717	72,058
Youngone Holdings Co. Ltd.	42,735	--	--	--	--	1,821	44,556
Yusen Logistics Co. Ltd.	19,570	--	14,114	62	(6,303)	9,422	--
Yutaka Giken Co. Ltd.	29,488	--	49	319	32	(216)	29,255
Total	$13,042,071	$2,278	$318,962	$105,503	$180,764	$550,172	$12,870,024

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$8,701,569	$7,537,926	$1,163,081	$562
Consumer Staples	3,391,463	2,423,902	955,737	11,824
Energy	1,105,245	957,360	146,407	1,478
Financials	4,055,125	3,683,877	370,332	916
Health Care	4,915,623	4,761,508	154,115	--
Industrials	3,040,846	2,458,122	582,724	--
Information Technology	7,108,883	6,912,340	196,543	--
Materials	1,368,982	1,009,451	358,896	635
Real Estate	362,602	148,986	213,616	--
Utilities	229,963	213,325	16,638	--
Corporate Bonds	3,905	--	3,905	--
Money Market Funds	4,659,894	4,659,894	--	--
Total Investments in Securities:	$38,944,100	$34,766,691	$4,161,994	$15,415

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$3,515,682
Level 2 to Level 1	$829

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 28, 2017